UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08928

                            HSBC INVESTOR PORTFOLIOS
               (Exact name of registrant as specified in charter)

                                452 FIFTH AVENUE
                               NEW YORK, NY 10018
               (Address of principal executive offices) (Zip code)

                               BISYS FUND SERVICES
                                3435 STELZER ROAD
                               COLUMBUS, OH 43219
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-782-8183

                    Date of fiscal year end: October 31, 2006

                   Date of reporting period: October 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.



                                  Annual Report

                        HSBC Investor LIFELine Funds(TM)

                                          OCTOBER 31, 2006

                                          HSBC INVESTOR AGGRESSIVE
                                          GROWTH STRATEGY FUND
                      LIFELine
                                          HSBC INVESTOR GROWTH
                                          STRATEGY FUND
                    It's simple.

                                          HSBC INVESTOR MODERATE
                     It's easy.           GROWTH STRATEGY FUND

                  It's affordable.
                                          HSBC INVESTOR CONSERVATIVE
                                          GROWTH STRATEGY FUND

                                          HSBC INVESTOR CONSERVATIVE
                                          INCOME STRATEGY FUND

                          HSBC INVESTOR LIFELINE FUNDS

                                   [HSBC LOGO]

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

HSBC INVESTOR LIFELINE FUNDS
ANNUAL REPORT - OCTOBER 31, 2006

Chairman's Message ......................................................    1

Commentary From the Investment Manager ..................................    2

Portfolio Reviews .......................................................    3

Statements of Assets and Liabilities ....................................   20

Statements of Operations ................................................   21

Statements of Changes in Net Assets .....................................   22

Financial Highlights ....................................................   28

Notes to Financial Statements ...........................................   33

Report of Independent Registered Public Accounting Firm .................   40

Other Federal Income Tax Information ....................................   41

Table of Shareholder Expenses ...........................................   42

HSBC INVESTOR PORTFOLIOS

Schedules of Portfolio Investments

   HSBC Investor Core Plus Fixed Income Portfolio .......................   44

   HSBC Investor High Yield Fixed Income Portfolio ......................   48

   HSBC Investor Intermediate Duration Fixed Income Portfolio ...........   51

   HSBC Investor Growth Portfolio .......................................   54

   HSBC Investor International Equity Portfolio .........................   55

   HSBC Investor Small Cap Equity Portfolio .............................   58

   HSBC Investor Value Portfolio ........................................   59

Statements of Assets and Liabilities ....................................   60

Statements of Operations ................................................   62

Statements of Changes in Net Assets .....................................   64

Financial Highlights ....................................................   68

Notes to Financial Statements ...........................................   69

Report of Independent Registered Public Accounting Firm .................   77

Table of Shareholder Expenses ...........................................   78

Board of Trustees .......................................................   80

--------------------------------------------------------------------------------
CHAIRMAN'S MESSAGE
--------------------------------------------------------------------------------

DEAR FELLOW SHAREHOLDERS:

In the world of investing, one of the keys to success is finding experienced professionals who are dedicated to the interests of shareholders. To achieve positive results, HSBC Investor Funds embrace the "multi-manager" process for each of their equity funds. These equity funds engage HSBC Investments as advisor to help select sub-advisors who have expertise in specific asset classes of the investment universe. The fixed income and money market funds are managed by HSBC Investments.

The Board monitors the results of HSBC Investments and each of the sub-advisors in a variety of ways. The board reviews the investment results of each fund at their quarterly meetings. Importantly, at most quarterly meetings, selected sub-advisors are invited to discuss their investing philosophy, their decision-making process and, of course, their performance. The Board is especially interested in how these sub-advisors monitor their own internal systems and how they communicate with HSBC Investments. The sub-advisors must also establish a code of ethics that complies with SEC regulations.

This "hands-on" approach enables the Board to ask probing questions and to hold the Advisor and sub-advisors accountable. The Advisor and sub-advisors appreciate the opportunity to make their case about how they perform for the shareholders. If performance clearly lags over a period of time, the sub-advisors are put on notice; and, if they do not improve, they are replaced.

The mutual fund business is sometimes thought of as impersonal and market-driven. While, certainly, the fast pace of investing requires well-thought out and well-managed systems, it is important to understand that people manage money for people. In recognizing their responsibility to shareholders, the HSBC Investor Funds believe in open and personal communication.

We encourage you to be part of this communication process. Please feel free to contact us with your observations and concerns. We appreciate the confidence you have shown by investing in the funds, and we want to make sure that your confidence is warranted.

Sincerely,

/s/ Larry M. Robbins

Larry M. Robbins, Chairman, HSBC Investor Funds

1     HSBC INVESTOR FAMILY OF FUNDS

--------------------------------------------------------------------------------
                                          COMMENTARY FROM THE INVESTMENT MANAGER
--------------------------------------------------------------------------------

HSBC INVESTMENTS (USA) INC.

U.S. ECONOMIC REVIEW

Economic growth moderated during the 12-month period between November 1, 2005 and October 31, 2006, as a slowing housing market and higher interest rates and energy prices combined to restrain the economy.

The aftereffects of hurricanes Katrina, Wilma and Rita slowed economic growth during the final months of 2005. The economy rebounded powerfully during the first calendar quarter of 2006, however. Gross domestic product grew by an annualized rate of 5.8% between January and March, due to strong corporate spending and a warm winter, which boosted housing construction.

Economic growth subsequently cooled. The once-booming housing market fell sharply, removing what had been the economy's primary source of strength during recent years. High energy costs also weighed on the economy. Oil prices, which hovered around $10 a barrel as recently as 1999, climbed past $70 a barrel in the spring as strong global demand and concerns about supply disruptions fueled speculation.

Signs emerged during spring that the high cost of oil and other commodities had begun to push up inflation. The increase in inflation came despite a two-year campaign by the Federal Reserve to forestall rapid price escalation by raising short-term interest rates. All told, the Fed increased its target Federal Funds rate 17 times between June, 2004 and June, 2006, bringing the rate from 1.00% to 5.25%. The persistence of inflationary pressures led to concerns that the Fed, under the guidance of new chairman Ben Bernanke, might raise interest rates far enough to choke off economic growth.

More-benign economic and inflationary data emerged during summer, however. Energy prices receded, due to strong levels of oil and gas supplies. The price of a barrel of crude oil fell from more than $78 in July to less than $60 in early fall. Meanwhile the weakening housing market contributed to slower economic growth, productivity remained solid and wage growth stagnated. Those developments removed much of the inflationary pressure on the economy, allowing the Federal Reserve to leave interest rates unchanged at its meetings in August, September and October. The U.S. economy grew at an annualized rate of 1.6% during the third calendar quarter of 2006.

MARKET REVIEW

Stocks posted strong returns for the 12 months through October. The S&P 500(1) gained 16.33%, while the Russell 2000 Index(1) of small-company stocks gained 19.98% and the MSCI EAFE Index(1) of foreign stocks gained 28.04%.

The corporate sector was very healthy during this fiscal year. Corporations enjoyed strong balance sheets, including large cash holdings, and generated powerful profit and cash-flow growth. Many companies used their strong positions to engage in shareholder-friendly activities such as mergers and acquisitions, share repurchases and dividend increases.

Market leadership showed signs of shifting during this period. Relatively volatile shares of small caps and foreign stocks had led the bull market that began in 2002, while energy and materials stocks soared in recent years on the strength of rising commodity prices. The dominance of those sections of the market continued during the first half of this period.

Stocks experienced a correction between May and July, however, and the former market leaders fell the farthest. Shares of large, high-quality firms held up relatively well during the downturn, and continued to lead the market during the summer. Technology stocks, which had suffered generally poor returns since 2000, generated strong gains between July and October, as investors anticipating a slow-growing economy sought shares of firms that appeared poised to generate good earnings growth.

Shares of smaller, weaker firms rallied again late in the period, due largely to investor optimism about the prospects for an interest-rate cut early in 2007. Lower gasoline prices also gave a boost to consumer-oriented stocks late in the fiscal year, by freeing up consumers' income for discretionary spending.

The S&P 500 hit its highest level in five and a half years in late September, and the Dow Jones Industrial Average in October passed 12,000 for the first time in its history. The stock market following the run-up between July and October appeared fully valued, potentially providing room for growth over the coming months but leaving little buffer to shield investors in case of negative developments in earnings, economic growth or interest rates

(1) STANDARD & POOR'S 500 INDEX ("S&P 500") measures the performance of the stock market as a whole. RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The companies which comprise this index have high price-to-book ratios and higher forecasted growth values. MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST ("MSCI EAFE") INDEX measures performance of a diverse range of developed countries in the indicated regions.

                                             HSBC INVESTOR FAMILY OF FUNDS     2

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND
HSBC INVESTOR GROWTH STRATEGY FUND
HSBC INVESTOR MODERATE GROWTH STRATEGY FUND
HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND
HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND

INVESTMENT CONCERNS

Equity securities (stocks) are more volatile and carry more risk, than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of the Fund will fluctuate as the value of the securities in the portfolio changes.

Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Small capitalization funds typically carry additional risks, since smaller companies generally have a higher risk of failure and historically have experienced a greater degree of market volatility than average. There are risks associated with investing in a fund that invests in securities of foreign countries, such as erratic market conditions, economic and political instabilities and fluctuations in currency exchanges.

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00.

The HSBC Investor Funds feature a number of funds that are structured as "master/feeder" funds. Under this two-tier structure, one fund (the "feeder fund") invests all of its assets in a second fund (the "master fund"). The LifeLine Funds, through this master/feeder structure, provide an asset allocation option to investors who seek to diversify their investment across a variety of asset classes. Each LifeLine Fund provides an asset allocation option corresponding to different investment objectives and risk tolerances. Each LifeLine Fund is a feeder fund. However, unlike most feeder funds, a LifeLine Fund will not direct all of its assets to a single master fund. Instead, the LifeLine Fund will allocate its assets to different master funds in accordance with its asset allocation model. HSBC Investments (USA) Inc. (the "Adviser"), according to specific target allocations, invested each LifeLine Fund's assets in some or all of the following master funds ("underlying Portfolios"):

HSBC Investor Growth Portfolio ("Growth Portfolio"); HSBC Investor Value Portfolio ("Value Portfolio"); HSBC Investor Small Cap Equity Portfolio ("Small Cap Equity Portfolio"); HSBC Investor International Equity Portfolio ("International Equity Portfolio"); HSBC Investor Core Plus Fixed Income Portfolio ("Core Plus Fixed Income Portfolio"); HSBC Investor High Yield Fixed Income Portfolio (High Yield Fixed Income Fund); HSBC Investor Intermediate Duration Fixed Income Portfolio ("Intermediate Duration Fixed Income Portfolio"); and the HSBC Investor Money Market Fund ("Money Market Fund").

3     HSBC INVESTOR FAMILY OF FUNDS

--------------------------------------------------------------------------------
                                                               PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

Effective April 28, 2006 the Lifeline Funds began investing in the HSBC Investor High Yield Fixed Income Portfolio. During the last fiscal year, each LifeLine Fund invested in a different combination of the underlying Portfolios according to the various target percentage weightings selected by the Adviser, approximately as set forth in the charts below.

                                      HSBC INVESTOR     HSBC INVESTOR    HSBC INVESTOR       HSBC INVESTOR         HSBC INVESTOR
OCTOBER 31, 2006                    AGGRESSIVE GROWTH       GROWTH      MODERATE GROWTH   CONSERVATIVE GROWTH   CONSERVATIVE INCOME
REALLOCATION                             STRATEGY          STRATEGY        STRATEGY             STRATEGY              STRATEGY
UNDERLYING PORTFOLIO                       FUND              FUND            FUND                 FUND                  FUND
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                            1%                1%              6%                  21%                   30%
------------------------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income Portfolio          None                15%             26%                  25%                   15%
------------------------------------------------------------------------------------------------------------------------------------
High Yield Fixed Income Portfolio         None                 2%              5%                   8%                   10%
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Duration Fixed
Income Portfolio                          None              None            None                    3%                   25%
------------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                            21%               21%             19%                  15%                    8%
------------------------------------------------------------------------------------------------------------------------------------
International Equity Portfolio              23%               20%             15%                  10%                    4%
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity Portfolio                  34%               20%             11%                   4%                 None
------------------------------------------------------------------------------------------------------------------------------------
Value Portfolio                             21%               21%             18%                  14%                    8%
------------------------------------------------------------------------------------------------------------------------------------
Total:                                     100%              100%            100%                 100%                  100%
====================================================================================================================================

                                      HSBC INVESTOR     HSBC INVESTOR    HSBC INVESTOR       HSBC INVESTOR         HSBC INVESTOR
PRE APRIL 28, 2006                  AGGRESSIVE GROWTH       GROWTH      MODERATE GROWTH   CONSERVATIVE GROWTH   CONSERVATIVE INCOME
REALLOCATION                             STRATEGY          STRATEGY        STRATEGY             STRATEGY              STRATEGY
UNDERLYING PORTFOLIO                       FUND              FUND            FUND                 FUND                  FUND
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                            1%                1%              6%                  20%                   30%
------------------------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income Portfolio          None                17%             31%                  20%                   25%
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Duration Fixed
Income Portfolio                          None              None            None                   15%                   25%
------------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                            21%               21%             19%                  15%                    8%
------------------------------------------------------------------------------------------------------------------------------------
International Equity Portfolio              23%               20%             15%                  10%                    4%
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity Portfolio                  34%               20%             11%                   5%                 None
------------------------------------------------------------------------------------------------------------------------------------
Value Portfolio                             21%               21%             18%                  15%                    8%
------------------------------------------------------------------------------------------------------------------------------------
Total:                                     100%              100%            100%                 100%                  100%
====================================================================================================================================

                                             HSBC INVESTOR FAMILY OF FUNDS     4

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND

--------------------------------------------------------------------------------
VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

             HSBC Investor                                                                             Citigroup U.S.
           Aggressive Growth                                                                           Domestic Three
             Strategy Fund     Russell 1000(R)   Russell 1000(R)   Russell 2500(R)                     Month Treasury
             (B Shares)(2)       Growth Index      Value Index       Growth Index    MSCI EAFE Index     Bill Index
2/9/05           10000              10000             10000             10000             10000             10000
                  9850               9922             10190              9917             10176             10039
                 10110              10167             10360             10270             10100             10108
                 10900              10575             10763             10916             11154             10188
12/31/05         11233              10889             10899             11213             11614             10282
                 12128              11226             11546             12539             12714             10387
                 11907              10788             11614             11771             12834             10507
                 12118              11213             12336             11629             13345             10638
10/31/06         12199              11607             12740             12202             13865             10682

--------------------------------------------------------------------------------
VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

             HSBC Investor
           Aggressive Growth       Aggressive
             Strategy Fund       Growth Blended
             (B Shares)(2)     Portfolio Index(4)
2/9/05           10000                10000
                  9850                10036
                 10110                10232
                 10900                10868
12/31/05         11233                11172
                 12128                12075
                 11907                11765
                 12118                12078
10/31/06         12199                12561

The charts above represent a comparison of a hypothetical $10,000 investment in the indicated share classes versus a similar investment in the Funds' benchmark and represents the reinvestment of dividends and capital gains in the Funds.

-----------------------------------------------------------------------------------------
FUND PERFORMANCE                  AVERAGE ANNUAL TOTAL RETURN (%)
-----------------------------------------------------------------------------------------

                                                           INCEPTION     1       SINCE
AS OF OCTOBER 31, 2006                                        DATE      YEAR   INCEPTION
-----------------------------------------------------------------------------------------
HSBC Investor Aggressive Growth Strategy Fund Class A(1)    2/14/05    13.17     11.22
-----------------------------------------------------------------------------------------
HSBC Investor Aggressive Growth Strategy Fund Class B(2)     2/9/05    14.25     12.23
-----------------------------------------------------------------------------------------
HSBC Investor Aggressive Growth Strategy Fund Class C(3)     6/9/05    18.19     17.15
-----------------------------------------------------------------------------------------
Aggressive Growth Blended Portfolio Index(4)                           18.56        --
-----------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

(1)   REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

(2)   REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE, MAXIMUM OF
      4.00%.

(3)   REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE, MAXIMUM OF
      1.00%.

(4) THE AGGRESSIVE GROWTH BLENDED PORTFOLIO INDEX CONSISTS OF A BLEND BY PERCENTAGE OF THE FOLLOWING INDICES. THE CITIGROUP U.S. DOMESTIC 3-MONTH T-BILL (1%); RUSSELL 1000(R) GROWTH INDEX (21%); RUSSELL 1000(R) VALUE INDEX (21%); RUSSELL 2500(R) GROWTH INDEX (34%) AND THE MSCI EAFE INDEX (23%). THE 90-DAY T-BILL IS GOVERNMENT GUARANTEED AND OFFERS A FIXED RATE OF RETURN. RETURN AND PRINCIPAL OF STOCKS AND BONDS WILL VARY WITH MARKET CONDITIONS. TREASURY BILLS ARE LESS VOLATILE THAN LONGER-TERM FIXED-INCOME SECURITIES AND ARE GUARANTEED AS TO TIMELY PAYMENT OF PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT. THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHERFORECASTED GROWTH VALUES. THE RUSSELL 1000(R) VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL COMPANIES WITH A LESS-THAN-AVERAGE GROWTH ORIENTATION. COMPANIES IN THIS INDEX GENERALLY HAVE LOW PRICE-TO-BOOK AND PRICE-TO-EARNINGS RATIOS, HIGHER DIVIDEND YIELDS, AND LOWER FORECASTED GROWTH VALUES. THE RUSSELL 2500(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE 2500 SECURITIES IN THE RUSSELL UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE MSCI EAFE INDEX IS A MARKET CAPITALIZATION-WEIGHTED EQUITY INDEX COMPRISING 20 OF THE 48 COUNTRIES IN THE MSCI UNIVERSE AND REPRESENTING THE DEVELOPED WORLD OUTSIDE OF NORTH AMERICA. THE ABOVE INDICES ARE UNMANAGED AND DO NOT REFLECT THE FEES ASSOCIATED WITH A MUTUAL FUND, AND INVESTORS CANNOT DIRECTLY INVEST IN AN INDEX.

5     HSBC INVESTOR FAMILY OF FUNDS

--------------------------------------------------------------------------------
                                                               PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC INVESTOR GROWTH STRATEGY FUND

--------------------------------------------------------------------------------
VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE GRAPH]


           HSBC Investor                                                              Merrill Lynch  Citigroup U.S.
          Growth Strategy                                                               High Yield   Domestic Three  Lehman Brothers
               Fund        Russell 1000(R) Russell 1000(R) Russell 2500(R) MSCI EAFE    Master II    Month Treasury   U.S. Aggregate
           (B Shares)(2)     Growth Index    Value Index     Growth Index     Index        Index        Bill Index       Bond Index
2/1/05          10000           10000           10000           10000        10000       10000           10000            10000
                10150            9922           10190            9917        10176        9866           10039             9890
                10410           10167           10360           10270        10100       10124           10108            10188
                11040           10575           10763           10916        11154       10217           10188            10119
12/31/05        11336           10889           10899           11213        11614       10284           10282            10179
                12018           11226           11546           12539        12714       10579           10387            10114
                11877           10788           11614           11771        12834       10600           10507            10105
                12128           11213           12336           11629        13345       11030           10638            10490
10/31/06        12159           11607           12740           12202        13865       11191           10682            10559

--------------------------------------------------------------------------------
VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

            HSBC Investor
           Growth Strategy         Growth Blended
          Fund (B Shares)(2)     Portfolio Index(4)
2/1/05          10000                 10000
                10150                 10025
                10410                 10224
                11040                 10725
12/31/05        11336                 10982
                12018                 11643
                11877                 11439
                12128                 11825
10/31/06        12159                 12217

The charts above represent a comparison of a hypothetical $10,000 investment in the indicated share classes versus a similar investment in the Funds' benchmark and represents the reinvestment of dividends and capital gains in the Funds.

-----------------------------------------------------------------------------------------
FUND PERFORMANCE                  AVERAGE ANNUAL TOTAL RETURN (%)
-----------------------------------------------------------------------------------------

                                                           INCEPTION     1       SINCE
AS OF OCTOBER 31, 2006                                        DATE      YEAR   INCEPTION
-----------------------------------------------------------------------------------------
HSBC Investor Growth Strategy Fund Class A(1)                2/8/05    10.63     10.34
-----------------------------------------------------------------------------------------
HSBC Investor Growth Strategy Fund Class B(2)                2/1/05    11.57     11.85
-----------------------------------------------------------------------------------------
HSBC Investor Growth Strategy Fund Class C(3)               4/27/05    14.61     15.95
-----------------------------------------------------------------------------------------
Growth Blended Portfolio Index(4)                                      16.37        --
-----------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

(1)   REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

(2)   REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE, MAXIMUM OF
      4.00%.

(3)   REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE, MAXIMUM OF
      1.00%.

(4) THE GROWTH BLENDED PORTFOLIO INDEX CONSISTS OF A BLEND BY PERCENTAGE OF THE FOLLOWING INDICES. THE CITIGROUP U.S. DOMESTIC 3-MONTH T-BILL (1%); MERRILL LYNCH HIGH YIELD MASTER II INDEX (2.0%); LEHMAN BROTHERS U.S. AGGREGATE BOND FUND INDEX (15%); RUSSELL 1000(R) GROWTH INDEX (21%); RUSSELL 1000(R) VALUE INDEX (21%); RUSSELL 2500(R) GROWTH INDEX (20%), AND THE MSCI EAFE INDEX (20%). THE 90-DAY T-BILL IS GOVERNMENT GUARANTEED AND OFFERS A FIXED RATE OF RETURN. RETURN AND PRINCIPAL OF STOCKS AND BONDS WILL VARY WITH MARKET CONDITIONS. TREASURY BILLS ARE LESS VOLATILE THAN LONGER-TERM FIXED-INCOME SECURITIES AND ARE GUARANTEED AS TO TIMELY PAYMENT OF PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT. THE MERRILL LYNCH HIGH YIELD MASTER II INDEX CONSISTS OF U.S. DOLLAR DENOMINATED BONDS THAT ARE ISSUED IN COUNTRIES HAVING A BBB3 OR HIGHER DEBT RATING WITH AT LEAST ONE YEAR REMAINING TILL MATURITY. ALL BONDS MUST HAVE A CREDIT RATING BELOW INVESTMENT GRADE BUT NOT IN DEFAULT. THE LEHMAN BROTHERS U.S. AGGREGATE BOND FUND INDEX IS A MARKET VALUE-WEIGHTED PERFORMANCE BENCHMARK FOR INVESTMENT-GRADE FIXED-RATE DEBT ISSUES, INCLUDING GOVERNMENT, CORPORATE, ASSET-BACKED, AND MORTGAGE-BACKED SECURITIES, WITH MATURITIES OF AT LEAST ONE YEAR. THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000(R) VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL COMPANIES WITH A LESS-THAN-AVERAGE GROWTH ORIENTATION. COMPANIES IN THIS INDEX GENERALLY HAVE LOW PRICE-TO-BOOK AND PRICE-TO-EARNINGS RATIOS, HIGHER DIVIDEND YIELDS, AND LOWER FORECASTED GROWTH VALUES. THE RUSSELL 2500(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE 2500 SECURITIES IN THE RUSSELL UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE MSCI EAFE INDEX IS A MARKET CAPITALIZATION-WEIGHTED EQUITY INDEX COMPRISING 20 OF THE 48 COUNTRIES IN THE MSCI UNIVERSE AND REPRESENTING THE DEVELOPED WORLD OUTSIDE OF NORTH AMERICA. THE ABOVE INDICES ARE UNMANAGED AND DO NOT REFLECT THE FEES ASSOCIATED WITH A MUTUAL FUND, AND INVESTORS CANNOT DIRECTLY INVEST IN AN INDEX.

                                             HSBC INVESTOR FAMILY OF FUNDS     6

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC INVESTOR MODERATE GROWTH STRATEGY FUND

--------------------------------------------------------------------------------
VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

            HSBC Investor                                                             Merrill Lynch  Citigroup U.S.
           Moderate Growth                                                              High Yield   Domestic Three Lehman Brothers
            Strategy Fund   Russell 1000(R) Russell 1000(R) Russell 2500(R) MSCI EAFE    Master II   Month Treasury  U.S. Aggregate
            (B Shares)(2)     Growth Index    Value Index     Growth Index    Index       Index        Bill Index      Bond Index
2/1/05          10000            10000           10000           10000        10000       10000           10000          10000
                 9866             9922           10190            9917        10176       10032           10039           9890
                10124            10167           10360           10270        10100       10263           10108          10188
                10217            10575           10763           10916        11154       10693           10188          10119
12/31/05        10284            10889           10899           11213        11614       10935           10282          10179
                10579            11226           11546           12539        12714       11391           10387          10114
                10600            10788           11614           11771        12834       11302           10507          10105
                11030            11213           12336           11629        13345       11553           10638          10490
10/31/06        11191            11607           12740           12202        13865       11510           10682          10559

--------------------------------------------------------------------------------
VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

             HSBC Investor
            Moderate Growth         Moderate
             Strategy Fund       Growth Blended
             (B Shares)(2)     Portfolio Index(4)
2/1/05           10000               10000
                 10032               10006
                 10263               10213
                 10693               10575
12/31/05         10935               10784
                 11391               11237
                 11302               11109
                 11553               11510
10/31/06         11510               11815

The charts above represent a comparison of a hypothetical $10,000 investment in the indicated share classes versus a similar investment in the Funds' benchmark and represents the reinvestment of dividends and capital gains in the Funds.

-----------------------------------------------------------------------------------------
FUND PERFORMANCE                  AVERAGE ANNUAL TOTAL RETURN (%)
-----------------------------------------------------------------------------------------

                                                           INCEPTION     1       SINCE
AS OF OCTOBER 31, 2006                                        DATE      YEAR   INCEPTION
-----------------------------------------------------------------------------------------
HSBC Investor Moderate Growth Strategy Fund Class A(1)       2/3/05     7.75      7.29
-----------------------------------------------------------------------------------------
HSBC Investor Moderate Growth Strategy Fund Class B(2)       2/1/05     8.45      8.39
-----------------------------------------------------------------------------------------
HSBC Investor Moderate Growth Strategy Fund Class C(3)       6/9/05    11.53     11.01
-----------------------------------------------------------------------------------------
Moderate Growth Blended Portfolio Index(4)                             13.62        --
-----------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

(1)   REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

(2)   REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE, MAXIMUM OF
      4.00%.

(3)   REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE, MAXIMUM OF
      1.00%.

(4) THE MODERATE GROWTH BLENDED PORTFOLIO INDEX CONSISTS OF A BLEND BY PERCENTAGE OF THE FOLLOWING INDICES. THE CITIGROUP U.S. DOMESTIC 3-MONTH T-BILL (6%); LEHMAN BROTHERS U.S. AGGREGATE BOND FUND INDEX (26%); MERRILL LYNCH HIGH YIELD MASTER II INDEX (5%); RUSSELL 1000(R) GROWTH INDEX (19%); RUSSELL 1000(R) VALUE INDEX (18%); RUSSELL 2500(R) GROWTH INDEX (11%) AND THE MSCI EAFE INDEX (15%). THE 90-DAY T-BILL IS GOVERNMENT GUARANTEED AND OFFERS A FIXED RATE OF RETURN. RETURN AND PRINCIPAL OF STOCKS AND BONDS WILL VARY WITH MARKET CONDITIONS. TREASURY BILLS ARE LESS VOLATILE THAN LONGER-TERM FIXED-INCOME SECURITIES AND ARE GUARANTEED AS TO TIMELY PAYMENT OF PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT. THE MERRILL LYNCH HIGH YIELD MASTER II INDEX CONSISTS OF U.S. DOLLAR DENOMINATED BONDS THAT ARE ISSUED IN COUNTRIES HAVING A BBB3 OR HIGHER DEBT RATING WITH AT LEAST ONE YEAR REMAINING TILL MATURITY. ALL BONDS MUST HAVE A CREDIT RATING BELOW INVESTMENT GRADE BUT NOT IN DEFAULT. THE LEHMAN BROTHERS U.S. AGGREGATE BOND FUND INDEX IS A MARKET VALUE-WEIGHTED PERFORMANCE BENCHMARK FOR INVESTMENT-GRADE FIXED-RATE DEBT ISSUES, INCLUDING GOVERNMENT, CORPORATE, ASSET-BACKED, AND MORTGAGE-BACKED SECURITIES, WITH MATURITIES OF AT LEAST ONE YEAR. THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000(R) VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL COMPANIES WITH A LESS-THAN-AVERAGE GROWTH ORIENTATION. COMPANIES IN THIS INDEX GENERALLY HAVE LOW PRICE-TO-BOOK AND PRICE-TO-EARNINGS RATIOS, HIGHER DIVIDEND YIELDS, AND LOWER FORECASTED GROWTH VALUES. THE RUSSELL 2500(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE 2500 SECURITIES IN THE RUSSELL UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE MSCI EAFE INDEX IS A MARKET CAPITALIZATION-WEIGHTED EQUITY INDEX COMPRISING 20 OF THE 48 COUNTRIES IN THE MSCI UNIVERSE AND REPRESENTING THE DEVELOPED WORLD OUTSIDE OF NORTH AMERICA. THE ABOVE INDICES ARE UNMANAGED AND DO NOT REFLECT THE FEES ASSOCIATED WITH A MUTUAL FUND, AND INVESTORS CANNOT DIRECTLY INVEST IN AN INDEX.

7     HSBC INVESTOR FAMILY OF FUNDS

--------------------------------------------------------------------------------
                                                               PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND

--------------------------------------------------------------------------------
VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

             HSBC Investor
             Conservative   Russell  Russell  Russell             Merrill Lynch  Citigroup U.S.                    Lehman Brothers
                Growth      1000(R)  1000(R)  2500(R)               High Yield   Domestic Three  Lehman Brothers  Intermediate U.S.
             Strategy Fund   Growth   Value    Growth  MSCI EAFE    Master II    Month Treasury   U.S. Aggregate      Aggregate
             (B Shares)(2)   Index    Index    Index     Index        Index        Bill Index       Bond Index        Bond Index
2/1/05           10000       10000    10000    10000     10000        10000          10000            10000             10000
                  9866        9922    10190     9917      9872        10176          10039             9910              9890
                 10124       10167    10360    10270     10032        10100          10108            10150             10188
                 10217       10575    10763    10916     10312        11154          10188            10110             10119
12/31/05         10284       10889    10899    11213     10530        11614          10282            10166             10179
                 10579       11226    11546    12539     10809        12714          10387            10140             10114
                 10600       10788    11614    11771     10766        12834          10507            10153             10105
                 11030       11213    12336    11629     10998        13345          10638            10499             10490
10/31/06         11191       11607    12740    12202     10876        13865          10682            10563             10559

--------------------------------------------------------------------------------
VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

              HSBC Investor
           Conservative Growth   Conservative Growth
              Strategy Fund       Blended Portfolio
              (B Shares)(2)            Index(4)
2/1/05            10000                 10000
                   9872                 10004
                  10032                 10189
                  10312                 10444
12/31/05          10530                 10611
                  10809                 10918
                  10766                 10873
                  10998                 11249
10/31/06          10876                 11470

The charts above represent a comparison of a hypothetical $10,000 investment in the indicated share classes versus a similar investment in the Funds' benchmark and represents the reinvestment of dividends and capital gains in the Funds.

------------------------------------------------------------------------------------------
FUND PERFORMANCE                  AVERAGE ANNUAL TOTAL RETURN (%)
------------------------------------------------------------------------------------------

                                                            INCEPTION     1       SINCE
AS OF OCTOBER 31, 2006                                         DATE      YEAR   INCEPTION
------------------------------------------------------------------------------------------
HSBC Investor Conservative Growth Strategy Fund Class A(1)   2/23/05     4.97      4.69
------------------------------------------------------------------------------------------
HSBC Investor Conservative Growth Strategy Fund Class B(2)   2/17/05     5.65      5.06
------------------------------------------------------------------------------------------
HSBC Investor Conservative Growth Strategy Fund Class C(3)   4/19/05     8.66      9.01
------------------------------------------------------------------------------------------
Conservative Growth Blended Portfolio Index(4)                          11.12        --
------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

(1)   REFLECTS THE MAXIMUM SALES CHARGE OF 5.00%.

(2)   REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE, MAXIMUM OF
      4.00%.

(3)   REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE, MAXIMUM OF
      1.00%.

(4) THE CONSERVATIVE GROWTH BLENDED PORTFOLIO INDEX CONSISTS OF A BLEND BY PERCENTAGE OF THE FOLLOWING INDICES. THE CITIGROUP U.S. DOMESTIC 3-MONTH T-BILL (21%); MERRILL LYNCH HIGH YIELD MASTER II INDEX (8%); LEHMAN BROTHERS U.S. AGGREGATE BOND FUND INDEX (25%); LEHMAN BROTHERS U.S. INTERM. AGGREGATE BOND INDEX (3%); RUSSELL 1000(R) GROWTH INDEX (15%); RUSSELL 1000(R) VALUE INDEX (14%); RUSSELL 2500(R) GROWTH INDEX (4%) AND THE MSCI EAFE INDEX (10%). THE 90-DAY T-BILL IS GOV'T. GUARANTEED AND OFFERS A FIXED RATE OF RETURN. RETURN AND PRINCIPAL OF STOCKS AND BONDS WILL VARY WITH MARKET CONDITIONS. TREASURY BILLS ARE LESS VOLATILE THAN LONGER-TERM FIXED-INCOME SECURITIES AND ARE GUARANTEED AS TO TIMELY PAYMENT OF PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT. THE MERRILL LYNCH HIGH YIELD MASTER II INDEX CONSISTS OF U.S. DOLLAR DENOMINATED BONDS THAT ARE ISSUED IN COUNTRIES HAVING A BBB3 OR HIGHER DEBT RATING WITH AT LEAST ONE YEAR REMAINING TILL MATURITY. ALL BONDS MUST HAVE A CREDIT RATING BELOW INVESTMENT GRADE BUT NOT IN DEFAULT. THE LEHMAN BROS. U.S. AGGREGATE BOND FUND INDEX IS A MARKET VALUE-WEIGHTED PERFORMANCE BENCHMARK FOR INVESTMENT-GRADE FIXED-RATE DEBT ISSUES, INCLUDING GOV'T, CORPORATE, ASSET-BACKED, AND MORTGAGE-BACKED SECURITIES, WITH MATURITIES OF AT LEAST ONE YEAR. THE LEHMAN BROS. INTERMEDIATE U.S. AGGREGATE INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF INVESTMENT-GRADE DEBT ISSUES WITH MATURITIES BETWEEN THREE AND TEN YEARS. THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000(R) VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL COMPANIES WITH A LESS-THAN-AVERAGE GROWTH ORIENTATION. COMPANIES IN THIS INDEX GENERALLY HAVE LOW PRICE-TO-BOOK AND PRICE-TO-EARNINGS RATIOS, HIGHER DIVIDEND YIELDS, AND LOWER FORECASTED GROWTH VALUES. THE RUSSELL 2500(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE 2500 SECURITIES IN THE RUSSELL UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE MSCI EAFE INDEX IS A MARKET CAPITALIZATION-WEIGHTED EQUITY INDEX COMPRISING 20 OF THE 48 COUNTRIES IN THE MSCI UNIVERSE AND REPRESENTING THE DEVELOPED WORLD OUTSIDE OF NORTH AMERICA. THE ABOVE INDICES ARE UNMANAGED AND DO NOT REFLECT THE FEES ASSOCIATED WITH A MUTUAL FUND, AND INVESTORS CANNOT DIRECTLY INVEST IN AN INDEX.

                                             HSBC INVESTOR FAMILY OF FUNDS     8

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND

--------------------------------------------------------------------------------
VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

              HSBC Investor     Russell   Russell               Merrill Lynch   Citigroup U.S.                      Lehman Brothers
           Conservative Income  1000(R)   1000(R)                 High Yield    Domestic Three   Lehman Brothers   Intermediate U.S.
              Strategy Fund      Growth    Value    MSCI EAFE     Master II     Month Treasury    U.S. Aggregate       Aggregate
              (A Shares)(1)      Index     Index      Index         Index         Bill Index        Bond Index         Bond Index
2/1/05             9524          10000     10000      10000         10000           10000             10000              10000
                   9444           9922     10190      10176          9866           10039              9910               9890
                   9588          10167     10360      10100         10124           10108             10150              10188
                   9694          10575     10763      11154         10217           10188             10110              10119
12/31/05           9798          10889     10899      11614         10284           10282             10166              10179
                   9911          11226     11546      12714         10579           10387             10140              10114
                   9904          10788     11614      12834         10600           10507             10153              10105
                  10123          11213     12336      13345         11030           10638             10499              10490
10/31/06          10233          11607     12740      13865         11191           10682             10563              10559

--------------------------------------------------------------------------------
VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

             HSBC Investor
          Conservative Income   Conservative Income
             Strategy Fund       Blended Portfolio
             (A Shares)(1)            Index(4)
2/1/05            9524                10000
                  9444                 9978
                  9588                10165
                  9694                10269
12/31/05          9798                10380
                  9911                10501
                  9904                10510
                 10123                10843
10/31/06         10233                10976

The charts above represent a comparison of a hypothetical $10,000 investment in the indicated share classes versus a similar investment in the Funds' benchmark and represents the reinvestment of dividends and capital gains in the Funds.

------------------------------------------------------------------------------------------
FUND PERFORMANCE                  AVERAGE ANNUAL TOTAL RETURN (%)
------------------------------------------------------------------------------------------

                                                            INCEPTION     1       SINCE
AS OF OCTOBER 31, 2006                                         DATE      YEAR   INCEPTION
------------------------------------------------------------------------------------------
HSBC Investor Conservative Income Strategy Fund Class A(1)    2/8/05     1.14      1.34
------------------------------------------------------------------------------------------
HSBC Investor Conservative Income Strategy Fund Class B(2)   2/14/05     1.40      1.81
------------------------------------------------------------------------------------------
HSBC Investor Conservative Income Strategy Fund Class C(3)    5/3/05     3.92      4.23
------------------------------------------------------------------------------------------
Conservative Income Blended Portfolio Index(4)                           7.60        --
------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT THE TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

(1)   REFLECTS THE MAXIMUM SALES CHARGE OF 4.75%.

(2)   REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE, MAXIMUM OF
      4.00%.

(3)   REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE, MAXIMUM OF
      1.00%.

(4) THE CONSERVATIVE INCOME BLENDED PORTFOLIO INDEX CONSISTS OF A BLEND BY PERCENTAGE OF THE FOLLOWING INDICES. THE CITIGROUP 3-MONTH T-BILL (30%); LEHMAN BROS. U.S. AGGREGATE BOND FUND INDEX (15%); MERRILL LYNCH HIGH YIELD MASTER II INDEX (10%); LEHMAN BROS. U.S. INTERM. AGGREGATE BOND INDEX (25%); RUSSELL 1000(R) GROWTH INDEX (8%); RUSSELL 1000(R) VALUE INDEX (8%) AND THE MSCI EAFE INDEX (4%). THE 90-DAY T-BILL IS GOV'T. GUARANTEED AND OFFERS A FIXED RATE OF RETURN. RETURN AND PRINCIPAL OF STOCKS AND BONDS WILL VARY WITH MARKET CONDITIONS. TREASURY BILLS ARE LESS VOLATILE THAN LONGER-TERM FIXED-INCOME SECURITIES AND ARE GUARANTEED AS TO TIMELY PAYMENT OF PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT. THE MERRILL LYNCH HIGH YIELD MASTER II INDEX CONSISTS OF U.S. DOLLAR DENOMINATED BONDS THAT ARE ISSUED IN COUNTRIES HAVING A BBB3 OR HIGHER DEBT RATING WITH AT LEAST ONE YEAR REMAINING TILL MATURITY. ALL BONDS MUST HAVE A CREDIT RATING BELOW INVESTMENT GRADE BUT NOT IN DEFAULT. THE LEHMAN BROS. U.S. AGGREGATE BOND FUND INDEX IS A MARKET VALUE-WEIGHTED PERFORMANCE BENCHMARK FOR INVESTMENT-GRADE FIXED-RATE DEBT ISSUES, INCLUDING GOV'T., CORPORATE, ASSET-BACKED, AND MORTGAGE-BACKED SECURITIES, WITH MATURITIES OF AT LEAST ONE YEAR. THE LEHMAN BROS. INTERM. U.S. AGGREGATE INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF INVESTMENT-GRADE DEBT ISSUES WITH MATURITIES BETWEEN THREE AND TEN YEARS. THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 1000(R) VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH A LESS-THAN-AVERAGE GROWTH ORIENTATION. COMPANIES IN THIS INDEX GENERALLY HAVE LOW PRICE-TO-BOOK AND PRICE-TO-EARNINGS RATIOS, HIGHER DIVIDEND YIELDS, AND LOWER FORECASTED GROWTH VALUES. THE MSCI EAFE INDEX IS A MARKET CAPITALIZATION-WEIGHTED EQUITY INDEX COMPRISING 20 OF THE 48 COUNTRIES IN THE MSCI UNIVERSE AND REPRESENTING THE DEVELOPED WORLD OUTSIDE OF NORTH AMERICA. THE ABOVE INDICES ARE UNMANAGED AND DO NOT REFLECT THE FEES ASSOCIATED WITH A MUTUAL FUND, AND INVESTORS CANNOT DIRECTLY INVEST IN AN INDEX.

9     HSBC INVESTOR FAMILY OF FUNDS

--------------------------------------------------------------------------------
                                                               PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

                                AGGRESSIVE GROWTH
                                BLENDED PORTFOLIO
                                      INDEX

                                   [PIE CHART]

34.0%   Russell 2500(R) Growth Index

23.0%   MSCI EAFE Index

21.0%   Russell 1000(R) Value Index

21.0%   Russell 1000(R) Growth Index

 1.0%   Citigroup U.S. Domestic 3-Month U.S. Treasury Bill Index

                                 GROWTH BLENDED
                                 PORTFOLIO INDEX

                                   [PIE CHART]

21.0%   Russell 1000(R) Value Index

21.0%   Russell 1000(R) Growth Index

20.0%   Russell 2500(R) Growth Index

20.0%   MSCI EAFE Index

15.0%   Lehman Brothers U.S. Aggregate Bond Index

 2.0%   Merrill Lynch High Yield Master II Index

 1.0%   Citigroup U.S. Domestic 3-Month U.S. Treasury Bill Index

                                 MODERATE GROWTH
                                BLENDED PORTFOLIO
                                      INDEX

                                   [PIE CHART]

26.0%   Lehman Brothers U.S. Aggregate Bond Index

19.0%   Russell 1000(R) Growth Index

18.0%   Russell 1000(R) Value Index

15.0%   MSCI EAFE Index

11.0%   Russell 2500(R) Growth Index

 6.0%   Citigroup U.S. Domestic 3-Month U.S. Treasury Bill Index

 5.0%   Merrill Lynch High Yield Master II Index

                               CONSERVATIVE GROWTH
                                BLENDED PORTFOLIO
                                      INDEX

                                   [PIE CHART]

25.0%   Lehman Brothers U.S. Aggregate Bond Index

21.0%   Citigroup U.S. Domestic 3-Month U.S. Treasury Bill Index

15.0%   Russell 1000(R) Growth Index

14.0%   Russell 1000(R) Value Index

10.0%   MSCI EAFE Index

 8.0%   Merrill Lynch High Yield Master II Index

 4.0%   Russell 2500(R) Growth Index

 3.0%   Lehman Brothers Intermediate U.S. Aggregate Bond Index

                              CONSERVATIVE INCOME
                               BLENDED PORTFOLIO
                                     INDEX

                                   [PIE CHART]

30.0%   Citigroup U.S. Domestic 3-Month U.S. Treasury Bill Index

25.0%   Lehman Brothers Intermediate U.S. Aggregate Bond Index

15.0%   Lehman Brothers U.S. Aggregate Bond Index

10.0%   Merrill Lynch High Yield Master II Index

 8.0%   Russell 1000(R) Growth Index

 8.0%   Russell 1000(R) Value Index

 4.0%   MSCI EAFE Index

--------------------------------------------------------------------------------
STANDARDIZED PERFORMANCE BENCHMARK INDICES FOR THE                         1
        PERIOD ENDED OCTOBER 31, 2006                                  YEAR (%)
--------------------------------------------------------------------------------
Citigroup U.S. Domestic 3-Month U.S. Treasury Bill Index                 4.54
Lehman Brothers U.S. Aggregate Bond Index                                5.19
Lehman Brothers Intermediate U.S. Aggregate Bond Index                   5.12
Merrill Lynch High Yield Master II Index                                10.34
MSCI EAFE Index                                                         28.04
Russell 1000(R) Growth Index                                            10.84
Russell 1000(R) Value Index                                             21.46
Russell 2500(R) Growth Index                                            15.56

CITIGROUP U.S. DOMESTIC 3-MONTH U.S. TREASURY BILL INDEX reflects monthly return equivalents of yield averages that are not marked to the market. The Index is an average of the last three -month Treasury Bill issues. The three-month Treasury Bills are the short-term debt obligations of the U.S. government.

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

LEHMAN BROTHERS INTERMEDIATE U.S. AGGREGATE BOND INDEX is generally representative of investment-grade debt issues with maturities between three and ten years.

THE MERRILL LYNCH HIGH YIELD MASTER II INDEX consists of U.S. dollar denominated bonds that are issued in countries having a BBB3 or higher debt rating with at least one year remaining till maturity. All bonds must have a credit rating below investment grade but not in default.

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST INDEX (MSCI EAFE) is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency.

RUSSELL 1000(R) GROWTH INDEX measures the performance of 1000 securities in the Russell Universe with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX measures the performance of 1000 securities in the Russell Universe with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. Investors cannot invest directly in an index.

RUSSELL 2500(R) GROWTH INDEX measures the performance of those 2500 securities in the Russell universe with higher price-to-book ratios and higher forecasted growth values.

Investors cannot invest directly in an index, although they can invest in the underlying securities.

                                             HSBC INVESTOR FAMILY OF FUNDS    10

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                                                   -----------------------------
HSBC INVESTOR MONEY MARKET FUND                    MOODY'S HAS ASSIGNED AN "Aaa"
                                                    RATING TO THE HSBC INVESTOR
BY THOMAS RIORDAN                                      MONEY MARKET FUND.(1)
SENIOR FIXED INCOME PORTFOLIO MANAGER              -----------------------------

INVESTMENT CONCERNS

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

During the third quarter of 2006 there has been a dramatic change in the outlook for the U.S. economy. After increasing the target federal funds rate from a low on 1.00% in June 2004 to its current level of 5.25%, the economy as measured by GDP(2) has slowed from an unsustainably high growth rate of 5.6% in the 1st quarter to its current rate of 2.2%. There remain several conflicting issues facing the economy. The housing market has slowed significantly with both new and existing sales data falling well below prior years levels. Inflation, however, remains above Federal Reserve Chairman Bernanke's comfort range of 1 to 2%.

While core PPI(1) measured on a year to year basis has moderated as oil prices have fallen, CPI(2) remains stubbornly above 2%. On a year over year basis core CPI has increased from 2.3% in April to 2.9% in September. Although many market participants expect those pressures to recede as the economy slows, Federal Reserve members continue to express concern over the level of inflation. The Federal Open Market Committee ("FOMC") decided not to raise the federal funds rate at both the August and September FOMC meetings in order to assess the effect of previous rate hikes. Their patience has been rewarded as the economy has cooled. It remains to be seen whether the slowing economy will bring about the desired effect of lower inflation.

The housing market has changed from a source of strength to a drag on the overall U.S. economy. Recent indicators of the health of the housing market have all been negative. New and existing home sales have been declining for much of the year and the NAHB Housing Market Confidence Index has dropped to its lowest level in years. It remains uncertain whether this weakness will in turn cause the U.S. consumer to reduce their spending. Should that happen the Fed would likely reduce the target federal funds rate in an attempt to restart the economy.

Trading activity the past year has adjusted to the changes in the economy and resulting changes in expectations of future activity from the Federal Reserve Bank. As it became clear that the tightening cycle was approaching the end, we lengthened the average maturity of the portfolio in order to capture higher yields. We achieved this by purchasing securities in the 3 to 6 month period and adding to our holdings of floating rate notes indexed to 3 month Libor(3).

As we approach the end of 2006, the short term markets are adjusting to the slowing economy and the possibility of a cut in the target federal funds rate. Market participants are concerned that the dramatic slowdown in the housing market may drag the broader economy into a recession. They also believe that the slowing economy to help ease the inflationary pressures and allow the Fed to lower the federal funds rate. The FOMC has expressed the contrary opinion, that the damage to the economy will be limited and that their primary concern remains stubbornly high inflation. Our longer average maturity allows us to enhance yield over the federal funds rate while maintaining the flexibility to alter strategy should either the economy regain momentum or inflation not decline as expected.*

(1) The "Aaa" money market fund rating is historical and reflects the superior quality of the Fund's investments, sound liquidity management, and strong operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody's rating represents an opinion only, not a recommendation to buy or sell.

(2) CONSUMER PRICE INDEX ("CPI") a measure of price changes in consumer goods and services such as gasoline, food, and automobiles. Sometimes referred to as "headline inflation." PRODUCER PRICE INDEX ("PPI") a family of indexes that measures the average change over time in selling prices received by domestic producers of goods and services. PPIs measure price change from the perspective of the seller.

(3) The London Inter-Bank Offer Rate (LIBOR) is the interest rate that the largest international banks charge each other for loans.

*     Portfolio composition is subject to change.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

11    HSBC INVESTOR FAMILY OF FUNDS

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HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
BY HSBC INVESTMENTS (USA) INC. U.S. CORE FIXED INCOME TEAM

The HSBC Investor Core Plus Fixed Income Portfolio (the "Portfolio") seeks to provide investors with above-average total return, consistent with reasonable risk, through investments in a diversified portfolio of fixed-income securities.

INVESTMENT CONCERNS

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

MARKET COMMENTARY

GDP(1) growth fell significantly in the 4th quarter of 2005, but rebounded dramatically in the first half of 2006. The economy continued to strengthen in the third quarter of 2006 with GDP growth of 1.6%, albeit at a markedly slower pace than the first half of the year. Energy prices rose through most of the year, but they began to fall in the second half of 2006. Oil prices eased substantially during the third quarter, even dipping below $60 and touching a six-month low. Citing slower economic growth and falling energy prices despite elevated core inflation, the Federal Reserve Open Market Committee kept rates at 5.25% during its last two sessions. This came on the heels of 17 straight increases. Perhaps the most significant data pertains to the housing market, which slowed amid rising inventories and higher mortgage rates. Home sales and construction data came in well below expectations over the last part of the period, indicating the housing slow down may prove to be a substantial drag on the economy going forward. Thus far, the slowdown in the housing sector does not appear to have spilled over into the broader economy as business and consumer spending remain relatively healthy.

During the period interest rates were somewhat volatile, but the 10-year Treasury rate ended (4.59%) the period at almost the point it began (4.56%). Short-term rates rose with the Fed hikes, as the 2-year rose from 4.30% to 4.69%. This rise in rates caused a bearish flattening of the yield curve, and created a somewhat difficult period of performance for much of the period under review. However, a rally in rates in the third quarter helped the U.S. fixed income market register its best quarter since the 3rd quarter of 2002, with the Lehman Aggregate Index returning 3.81 percent. For the year, the Lehman Aggregate Index returned 5.19%. Spreads tightened in most sectors over the period, and all spread sectors had excess returns versus Treasury securities of similar duration. Mortgages were the best performing sector within the Aggregate Index, outperforming Treasuries of comparable duration by 1.01%. Lower quality sectors performed even better, with High Yield and Emerging Market Debt beating comparable duration Treasuries by 5.57% and 7.16% respectively.

PORTFOLIO PERFORMANCE

The key component of the Portfolio's positive performance was select, off-benchmark holdings in high yield and emerging market debt. A position in spread sectors particularly asset backed securities and collateralized mortgage backed securities and individual security selection in corporate credit also had a positive impact on performance. Our short, defensive positioning for most of the period helped performance, as did our yield curve positioning.*

Going forward, we will maintain duration that approximates that of the Lehman Brothers U.S. Aggregate Bond Index. We continue to analyze the yield curve for pricing anomalies and subject to portfolio restrictions, we will attempt to add high quality securitized debt issues that offer attractive yields without the issuer specific risk of corporate bonds. Within corporates, we will continue our focus on security selection, including select off-benchmark names that we think in a relatively homogenized credit environment, may offer greater opportunities for value.*

(1) Gross Domestic Product (GDP) is the measure of the market value of the goods and services produced by labor and property in the United States.

*     Portfolio composition is subject to change.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

                                             HSBC INVESTOR FAMILY OF FUNDS    12

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PORTFOLIO REVIEWS
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HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO
BY HSBC INVESTMENTS (USA) INC. HIGH YIELD TEAM

HSBC Investments (USA) Inc. serves as investment adviser to the Fund. The HSBC High Yield Team provides the day to day management of the portfolio. The Team's philosophy is focused on delivering sustainable value added performance in the high yield fixed income market. The investment approach is a combination of top-down sector/industry selection and bottom-up security/quality selection. The team rotates sectors and themes within the high yield universe during different market environments seeking to add value, endeavoring to take advantage of market inefficiencies in order to outperform in both up and down markets.

INVESTMENT CONCERNS

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. High yield bonds are subject to greater risks than investment grade bonds, such as the increased risk of default because of the lower credit quality of the issues.

MARKET COMMENTARY

GDP(1) growth fell significantly in the 4th quarter of 2005, but rebounded dramatically in the first half of 2006. The economy continued to strengthen in the third quarter of 2006 with GDP growth of 1.6%, albeit at a markedly slower pace than the first half of the year. Energy prices rose through most of the year, but they began to fall in the second half of 2006. Oil prices eased substantially during the third quarter, even dipping below $60 and touching a six-month low. Citing slower economic growth and falling energy prices despite elevated core inflation, the Federal Reserve Open Market Committee kept rates at 5.25% during its last two sessions. This came on the heels of 17 straight increases. Perhaps the most significant data pertains to the housing market, which slowed amid rising inventories and higher mortgage rates. Home sales and construction data came in well below expectations over the last part of the period, indicating the housing slow down may prove to be a substantial drag on the economy going forward. Thus far, the slowdown in the housing sector does not appear to have spilled over into the broader economy as business and consumer spending remain relatively healthy.

During the past 12-months, a decline in Treasury yields and the failure of issuance volumes to match market expectations drove high yield spreads tighter. With Fed policy now seemingly on extended pause, probability of a rise on volatility by year-end has decreased. Strong equity market performance - coupled with low volatility - have led to solid returns for the high yield asset class. From an industry perspective, strength in the market has been broad based over the past 12-months. The Airline (+44.46%), Broadband (+43.98%) and Cable (+13.95%) industries posted the strongest returns.

With regard to high yield issuance, primary market activity continues to accelerate. Notably, acquisition-related volumes accounted for more than two-thirds of proceeds during the month. 24 new issues were priced during October for a total of $12.9 billion, compared with 22 issues for $7.8 billion in September. Year-to-date, 264 issues have price for a total of $104.9 billion, compared with 303 issues for $83.6 billion same period last year. Continuing to dominate their higher-quality counterparts, CCC-rated issues returned 2.91% for the month of October, followed by B-rated issues up 1.32% and BB-rated issues up 1.18%. For the past 12-months, CCC-rated issuers have returned 14.29%, B-rated bonds have returned 11.31%, and BB-rated bonds have returned 7.69%.

PORTFOLIO PERFORMANCE

Performance has been driven since inception by the Fund's position in CCC-rated issuers and its position in Cable & Aerospace industries offset somewhat by the position in the Airline industry coupled with its short duration position.*

Going forward, we will maintain duration that approximates that of the Merrill Lynch U.S. High Yield Master II Index. We continue to analyze the yield curve for pricing anomalies and subject to portfolio restrictions, we will attempt to add high quality securitized debt issues that offer attractive yields without the issuer specific risk of corporate bonds. Within corporates, we will continue our focus on security selection, including select off-benchmark names that we think in a relatively homogenized credit environment, may offer greater opportunities for value.*

Our outlook for the remainder of 2006 is cautiously optimistic. We continue to be positive about sustained economic growth, low default rates, and constructive capital markets. Although wider spreads are an eventual certainty, we believe that strong fundamentals and technicals will lead to a prolonged period of compressed spread levels. On an industry front, we remain positive on the Energy, Gaming, Wireless, and Cable sectors.*

*     Portfolio composition is subject to change.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

13    HSBC INVESTOR FAMILY OF FUNDS

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                                                               PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
BY HSBC INVESTMENTS (USA) INC. U.S. CORE FIXED INCOME TEAM

The HSBC Investor Intermediate Duration Fixed Income Portfolio (the "Portfolio") seeks to realize above-average total return, consistent with reasonable risk, by investing in a diversified investment grade portfolio of U.S. government obligations, corporate bonds and mortgage-backed securities.

INVESTMENT CONCERNS

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

MARKET COMMENTARY

GDP(1) growth fell significantly in the 4th quarter of 2005, but rebounded dramatically in the first half of 2006. The economy continued to strengthen in the third quarter of 2006 with GDP growth of 1.6%, albeit at a markedly slower pace than the first half of the year. Energy prices rose through most of the year, but they began to fall in the second half of 2006. Oil prices eased substantially during the third quarter, even dipping below $60 and touching a six-month low. Citing slower economic growth and falling energy prices despite elevated core inflation, the Federal Reserve Open Market Committee kept rates at 5.25% during its last two sessions. This came on the heels of 17 straight increases. Perhaps the most significant data pertains to the housing market, which slowed amid rising inventories and higher mortgage rates. Home sales and construction data came in well below expectations over the last part of the period, indicating the housing slow down may prove to be a substantial drag on the economy going forward. Thus far, the slowdown in the housing sector does not appear to have spilled over into the broader economy as business and consumer spending remain relatively healthy.

During the period interest rates were somewhat volatile, but the 10-year Treasury rate ended (4.59%) the period at almost the point it began (4.56%). Short-term rates rose with the Fed hikes, as the 2-year rose from 4.30% to 4.69%. This rise in rates caused a bearish flattening of the yield curve, and created a somewhat difficult period of performance for much of the period under review. However, a rally in rates in the third quarter helped the U.S. fixed income market register its best quarter since the 3rd quarter of 2002, with the Lehman Aggregate Index returning 3.81 percent. For the year, the Lehman Aggregate Index returned 5.19%. Spreads tightened in most sectors over the period, and all spread sectors had excess returns versus Treasury securities of similar duration. Mortgages were the best performing sector within the Aggregate Index, outperforming Treasuries of comparable duration by 1.01%. Lower quality sectors performed even better, with High Yield and Emerging Market Debt beating comparable duration Treasuries by 5.57% and 7.16% respectively.

PORTFOLIO PERFORMANCE

The key component of positive performance was select, off-benchmark holdings in high yield and emerging market debt. The position in spread sectors particularly asset backed securities and collateralized mortgage backed securities and individual security selection in corporate credit also had a positive impact on performance. Our short, defensive positioning for most of the period helped performance, as did our yield curve positioning.

Going forward, we will maintain duration that approximates that of the Lehman Brothers Intermediate U.S. Aggregate Bond Index. We continue to analyze the yield curve for pricing anomalies and subject to portfolio restrictions, we will attempt to add high quality securitized debt issues that offer attractive yields without the issuer specific risk of corporate bonds. Within corporates, we will continue our focus on security selection, including select off-benchmark names that we think in a relatively homogenized credit environment, may offer greater opportunities for value. *

(1) Gross Domestic Product (GDP) is the measure of the market value of the goods and services produced by labor and property in the United States.

*     Portfolio composition is subject to change.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

                                             HSBC INVESTOR FAMILY OF FUNDS    14

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HSBC INVESTOR GROWTH PORTFOLIO
BY PHILIP J. SANDERS, SENIOR VICE PRESIDENT/PORTFOLIO MANAGER, CFA AND DANIEL P. BECKER, SENIOR VICE PRESIDENT/PORTFOLIO MANAGER, CFA
WADDELL & REED INVESTMENT MANAGEMENT COMPANY

The HSBC Investor Growth Portfolio (the "Portfolio") seeks long-term growth of capital by investing primarily in U.S. and foreign equity securities of high quality companies with market capitalization generally in excess of $2 billion, which the sub-adviser believes have the potential to generate superior levels of long-term profitability and growth. The Portfolio employs Waddell & Reed Investment Management Company (Waddell & Reed) as the sub-adviser.

INVESTMENT CONCERNS

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

MARKET COMMENTARY

Growth stocks produced solid returns during the fiscal year, although growth shares trailed value stocks by a wide margin. Growth stocks gained ground during the first six months of the period, declined during spring, and then recovered during late summer and early fall. All told, growth stocks posted returns roughly in line with historical averages, helping the portion of the Fund invested in this portfolio post a healthy gain. Strong performance from financial stocks boosted the absolute performance, while weakness in the health care sector generated a substantial drag on absolute returns.

Stock selection in the energy sector boosted returns, and a relatively large position in energy stocks helped lift the relative performance as well. Strong security selection in the materials sector also boosted returns during the 12-month period under review.

Stock selection in the health care sector produced the largest drag on performance. Poor performance by the health care stocks more than offset the positive impact provided by the allocation to the health care sector. Security selection in the information technology and financials sectors also weighed on returns during the fiscal year.*

*     Portfolio composition is subject to change.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

15    HSBC INVESTOR FAMILY OF FUNDS

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                                                               PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
BY KEVIN F. SIMMS
CO-CIO INTERNATIONAL VALUE EQUITIES AND DIRECTOR OF RESEARCH - GLOBAL AND INTERNATIONAL VALUE EQUITIES ALLIANCEBERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT

The HSBC Investor International Equity Portfolio (the "Portfolio") seeks to provide their shareholders with long-term growth of capital and future income by investing primarily in securities of non-U.S. issuers and securities of issuers whose principal markets are outside of the United States. The Portfolio employs Bernstein Investment Research and Management ("AllianceBernstein"), a unit of AllianceBernstein Investment Research and Management as sub-investment adviser.

The Portfolio invests primarily in equity securities of companies organized and domiciled in developed nations outside the U.S., or for which the principal trading market is outside the U.S., including Europe, Canada, Australia and the Far East.

INVESTMENT CONCERNS

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability and fluctuations in currency and exchange rates.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

MARKET COMMENTARY

Robust global economic growth, strong corporate profits and modest inflation helped international stock markets perform well during the fiscal year. Foreign stocks posted strong gains during the first half of the period, declined in spring, and then rebounded as benign global economic data, lower oil prices and moderate interest rates fueled investor optimism. That environment helped the portion of the Fund invested in this Portfolio post very strong absolute returns for the 12-month period as a whole.

Stock selection drove the superior performance. The sub-advisor employs deep fundamental research to uncover value opportunities across a broad range of industries throughout global stock markets. The portfolio's holdings in the industrial commodities sector benefited from surging commodity prices and strong earnings, and significantly boosted returns. Security selection in the financial, consumer staples and utilities sectors also lifted the Fund's performance.*

The position in the energy sector weighed on the relative gains. Energy stocks produced strong returns early in the period, but gave up much of that gain when crude-oil prices softened between July and October. That development led the energy sector to trail the broad market for the period as a whole. The energy stocks in the Portfolio outperformed the energy stocks in the MSCI EAFE Index, but that positive selection effect did not fully offset the negative impact of the relatively large sector weighting. Likewise, an underweight stake in the construction and housing sector dragged on relative performance, despite strong security selection within that sector.*

*     Portfolio composition is subject to change.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

                                             HSBC INVESTOR FAMILY OF FUNDS    16

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HSBC INVESTOR SMALL CAP EQUITY PORTFOLIO
BY WILLIAM A. MUGGIA
PRESIDENT-CHIEF INVESTMENT OFFICER
WESTFIELD CAPITAL MANAGEMENT

The HSBC Investor Small Cap Equity Fund and the HSBC Investor Opportunity Fund ("the Funds") seek to provide their shareholders with long-term growth of capital by investing in equity securities of emerging small and medium-sized companies expected to deliver earnings growth well above the growth rate of the economy and the rate of inflation. The Funds employ a two-tier structure, commonly referred to as "master-feeder." The Funds invest all of their investable assets in the HSBC Investor Small Cap Equity Portfolio (the "Portfolio"). The Portfolio employs Westfield Capital Management, LLC as sub-investment adviser.

The Portfolio invests primarily in common stocks of small and medium-sized companies that may have the potential to become major enterprises.

INVESTMENT CONCERNS

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Small-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure, and historically, their stocks have experienced a greater degree of market volatility than stocks on average.

MARKET COMMENTARY

Small-cap stocks performed well, helping the portion of the Fund invested in this Portfolio post strong returns. Technology and health care stocks provided the largest contributions to the gains.

Stock selection in the health care sector boosted returns. Stock selection in various health care industries, including biotechnology, pharmaceuticals, health care equipment, health care facilities and life science tools & services, helped the performance and added significantly to relative gains.*

Selection among technology stocks also boosted relative returns. The sub-advisor's selection of stocks in the communications equipment, applications software and data processing & outsourced services industries particularly lifted the return.*

An underweight stake in the consumer discretionary sector helped the performance as well. Stock selection in consumer discretionary also boosted returns.*

The Portfolio had no exposure to the telecommunications services or consumer staples sectors, and owned only one stock in the materials sector. Those three sectors performed well for the 12-month period under review, so the lack of exposure dragged on relative performance. The lack of exposure in financials also weighed on returns, as did security selection in that sector. Selection among industrials weakened performance as well.*

*     Portfolio composition is subject to change.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

17    HSBC INVESTOR FAMILY OF FUNDS

--------------------------------------------------------------------------------
                                                               PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC INVESTOR VALUE PORTFOLIO
BY JON D. BOSSE, CFA
CHIEF INVESTMENT OFFICER
NWQ INVESTMENT MANAGEMENT CO., LLC

The HSBC Investor Value Portfolio (the "Portfolio") seeks long-term growth of capital and income by investing primarily in U.S. and foreign companies with large and medium capitalizations that possess hidden opportunities underpriced by the market. The Portfolio employs NWQ Investment Management Company, LLC ("NWQ") as the sub-adviser.

INVESTMENT CONCERNS

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

MARKET COMMENTARY

Value stocks rallied during the period as a whole, despite a stock-market correction in the spring. That environment helped the Portfolio generate strong returns.

The sub-advisor held a significant position in stocks in the oil and natural gas exploration and production (E&P) industry. That stake had a substantial positive effect on returns, in part because the largest holding, an E&P firm, was acquired in an all-cash deal at a substantial premium to its market value. The Portfolio also benefited from weightings in defense, telephone, cable television and radio stocks.

The sub-advisor found a number of attractively valued stocks in the information technology sector, which appeared poised to benefit from a rebound in capital spending. Technology stocks in general generated strong performance, but poor earnings weighed on the returns of several technology stocks in the portfolio. Those company-specific issues caused the technology position to weaken the returns.*

The small position in financials stocks was because the sub-advisor expected a flat yield curve to hurt profit margins at financial companies. The financials sector generated strong gains, however, led by a rally in shares of large brokerage firms. The small stake therefore weighed on returns.*

*     Portfolio composition is subject to change.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-782-8183.

                                             HSBC INVESTOR FAMILY OF FUNDS    18

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION*
OCTOBER 31, 2006
(UNAUDITED)

--------------------------------------------------------------------------------
HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT ALLOCATION                         PERCENTAGE OF INVESTMENTS AT VALUE
--------------------------------------------------------------------------------
Mortgage Backed Securities                                  23.3%
--------------------------------------------------------------------------------
Corporate Bonds                                             21.5%
--------------------------------------------------------------------------------
U.S. Treasury Securities                                    16.1%
--------------------------------------------------------------------------------
Asset Backed Securities                                     12.2%
--------------------------------------------------------------------------------
Commercial Mortgage Backed Securities                        9.3%
--------------------------------------------------------------------------------
Foreign Bonds                                                7.8%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                          7.4%
--------------------------------------------------------------------------------
Cash Equivalents                                             2.4%
--------------------------------------------------------------------------------
Total                                                      100.0%
================================================================================

--------------------------------------------------------------------------------
HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT ALLOCATION                         PERCENTAGE OF INVESTMENTS AT VALUE
--------------------------------------------------------------------------------
Corporate Bonds                                             97.8%
--------------------------------------------------------------------------------
Cash Equivalents                                             2.2%
--------------------------------------------------------------------------------
Total                                                      100.0%
================================================================================

--------------------------------------------------------------------------------
HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT ALLOCATION                         PERCENTAGE OF INVESTMENTS AT VALUE
--------------------------------------------------------------------------------
Corporate Bonds                                             23.7%
--------------------------------------------------------------------------------
Mortgage Backed Securities                                  23.6%
--------------------------------------------------------------------------------
Asset Backed Securities                                     15.1%
--------------------------------------------------------------------------------
Commercial Mortgage Backed Securities                        9.8%
--------------------------------------------------------------------------------
U.S. Treasury Securities                                     9.2%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                          8.5%
--------------------------------------------------------------------------------
Foreign Bonds                                                7.2%
--------------------------------------------------------------------------------
Cash Equivalents                                             2.9%
--------------------------------------------------------------------------------
Total                                                      100.0%
================================================================================

--------------------------------------------------------------------------------
HSBC INVESTOR GROWTH PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT ALLOCATION                         PERCENTAGE OF INVESTMENTS AT VALUE
--------------------------------------------------------------------------------
Information Technology                                      27.3%
--------------------------------------------------------------------------------
Health Care                                                 19.4%
--------------------------------------------------------------------------------
Industrials                                                 14.4%
--------------------------------------------------------------------------------
Financials                                                  11.1%
--------------------------------------------------------------------------------
Consumer Discretionary                                      10.3%
--------------------------------------------------------------------------------
Consumer Staples                                             8.2%
--------------------------------------------------------------------------------
Energy                                                       5.8%
--------------------------------------------------------------------------------
Cash Equivalents                                             3.5%
--------------------------------------------------------------------------------
Total                                                      100.0%
================================================================================

--------------------------------------------------------------------------------
HSBC INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT ALLOCATION                         PERCENTAGE OF INVESTMENTS AT VALUE
--------------------------------------------------------------------------------
Europe                                                      61.4%
--------------------------------------------------------------------------------
Japan                                                       23.9%
--------------------------------------------------------------------------------
Australia & Far East                                         6.4%
--------------------------------------------------------------------------------
Canada                                                       3.6%
--------------------------------------------------------------------------------
Cash Equivalents                                             2.4%
--------------------------------------------------------------------------------
Other                                                        2.3%
--------------------------------------------------------------------------------
Total                                                      100.0%
================================================================================

--------------------------------------------------------------------------------
HSBC INVESTOR SMALL CAP EQUITY PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT ALLOCATION                         PERCENTAGE OF INVESTMENTS AT VALUE
--------------------------------------------------------------------------------
HealthCare                                                  29.3%
--------------------------------------------------------------------------------
Information Technology                                      25.7%
--------------------------------------------------------------------------------
Consumer Discretionary                                      12.6%
--------------------------------------------------------------------------------
Industrials                                                 10.8%
--------------------------------------------------------------------------------
Energy                                                       8.9%
--------------------------------------------------------------------------------
Financial                                                    5.5%
--------------------------------------------------------------------------------
Cash Equivalents                                             5.4%
--------------------------------------------------------------------------------
Materials                                                    1.8%
--------------------------------------------------------------------------------
Total                                                      100.0%
================================================================================

--------------------------------------------------------------------------------
HSBC INVESTOR VALUE PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT ALLOCATION                         PERCENTAGE OF INVESTMENTS AT VALUE
--------------------------------------------------------------------------------
Financials                                                  28.3%
--------------------------------------------------------------------------------
Consumer Discretionary                                      11.3%
--------------------------------------------------------------------------------
Industrials                                                  9.3%
--------------------------------------------------------------------------------
Consumer Staples                                             7.7%
--------------------------------------------------------------------------------
Information Technology                                       7.7%
--------------------------------------------------------------------------------
Materials                                                    7.5%
--------------------------------------------------------------------------------
Energy                                                       7.4%
--------------------------------------------------------------------------------
Telecommunication Services                                   7.4%
--------------------------------------------------------------------------------
Cash Equivalents                                             6.7%
--------------------------------------------------------------------------------
Utilities                                                    2.0%
--------------------------------------------------------------------------------
Miscellaneous                                                1.9%
--------------------------------------------------------------------------------
Transportation                                               1.8%
--------------------------------------------------------------------------------
Health Care                                                  1.0%
--------------------------------------------------------------------------------
Total                                                      100.0%
================================================================================

*     Portfolio composition is subject to change.

19    HSBC INVESTOR FAMILY OF FUNDS

                                                    HSBC INVESTOR LIFELINE FUNDS

                          STATEMENTS OF ASSETS AND LIABILITIES--OCTOBER 31, 2006

                                                          AGGRESSIVE       GROWTH         MODERATE      CONSERVATIVE   CONSERVATIVE
                                                            GROWTH        STRATEGY         GROWTH          GROWTH         INCOME
                                                        STRATEGY FUND       FUND       STRATEGY FUND   STRATEGY FUND  STRATEGY FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Portfolios                            $   7,167,305   $ 21,584,145   $  22,035,856   $   4,673,610   $  1,472,579
   Investment in affiliates, at value (a)                      73,212        219,775       1,413,771       1,245,874        630,196
   Receivable for capital shares issued                        73,158         76,802          22,632          18,180            100
   Receivable from Investment Adviser                             298         26,586          33,492          19,180         14,688
   Receivable from Sub-Administrator                           32,189          9,250           6,505           6,539         11,320
   Prepaid expenses                                             4,668          6,693           5,077             344            244
                                                        -------------   ------------   -------------   -------------   ------------
   TOTAL ASSETS                                             7,350,830     21,923,251      23,517,333       5,963,727      2,129,127
                                                        -------------   ------------   -------------   -------------   ------------
LIABILITIES:
   Dividends payable                                               --             --              --              --            373
   Payable for capital shares redeemed                             --         49,800          22,641              --         19,805
   Accrued related party expenses and other
      liabilities:
   Investment Management                                          298            897             963             253             90
   Administration                                                 230            699             758             199             77
   Transfer Agent                                                  --             --              --             214            169
   Printing                                                     3,766         11,667          12,647           3,534          1,378
   Distribution                                                 2,019          5,876           7,319           1,843            532
   Shareholder Servicing                                        1,496          4,515           4,871           1,277            454
   Trustee                                                          7             23              25               8              4
   Other                                                          285            882             955             268            103
                                                        -------------   ------------   -------------   -------------   ------------
   TOTAL LIABILITIES                                            8,101         74,359          50,179           7,596         22,985
                                                        -------------   ------------   -------------   -------------   ------------
NET ASSETS                                              $   7,342,729   $ 21,848,892   $  23,467,154   $   5,956,131   $  2,106,142
                                                        =============   ============   =============   =============   ============
------------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
   Capital                                              $   6,745,939   $ 19,993,978   $  21,845,162   $   5,601,417   $  2,056,568
   Accumulated net investment income (loss)                   (14,704)        55,913           4,489           4,342           (106)
   Accumulated net realized gains (losses) from
      investment transactions                                 (10,475)       154,482         198,487          65,382          1,164
   Unrealized appreciation/depreciation from
      investments                                             621,969      1,644,519       1,419,016         284,990         48,516
                                                        -------------   ------------   -------------   -------------   ------------
NET ASSETS                                              $   7,342,729   $ 21,848,892   $  23,467,154   $   5,956,131   $  2,106,142
                                                        =============   ============   =============   =============   ============
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Class A Shares                                       $   4,116,240   $ 12,562,167   $  11,973,207   $   3,069,257   $  1,319,970
   Class B Shares                                           2,997,519      8,702,166      10,730,953       2,566,513        762,918
   Class C Shares                                             228,970        584,559         762,994         320,361         23,254
                                                        -------------   ------------   -------------   -------------   ------------
                                                        $   7,342,729   $ 21,848,892   $  23,467,154   $   5,956,131   $  2,106,142
                                                        =============   ============   =============   =============   ============
------------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING
   ($0.001 par value; unlimited number of shares
      authorized):
   Class A Shares                                             327,512      1,008,931       1,022,728         276,301        128,281
   Class B Shares                                             240,994        700,368         915,549         233,091         73,973
   Class C Shares                                              18,450         46,840          66,523          28,503          2,249
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE:
   Class A Shares                                       $       12.57   $      12.45   $       11.71   $       11.11   $      10.29
   Class B Shares*                                      $       12.44   $      12.43   $       11.72   $       11.01   $      10.31
   Class C Shares*                                      $       12.41   $      12.48   $       11.47   $       11.24   $      10.34
   Maximum Sales Charge--Class A Shares                          5.00%          5.00%           5.00%           5.00%          4.75%
                                                        =============   ============   =============   =============   ============
   Maximum Offering Price per share (Net Asset
     Value/(100%-maximum sales charge))                 $       13.23   $      13.11   $       12.33   $       11.69   $      10.80
                                                        =============   ============   =============   =============   ============
   Investments in affiliates, at cost (a)               $      73,212   $    219,775   $   1,413,771   $   1,245,874   $    630,196
                                                        =============   ============   =============   =============   ============

----------
  *   Redemption Price per share varies by length of time shares are held.

(a) The investment in affiliates are holdings of the HSBC Investor Money Market Fund Class Y Shares (see Note 1). The shares held in the Fund are identical to value since it is at $1.00 net asset value per share. In addition, value and cost for financial reporting and federal income tax purposes are the same.

SEE NOTES TO FINANCIAL STATEMENTS.            HSBC INVESTOR LIFELINE FUNDS    20

HSBC INVESTOR LIFELINE FUNDS

STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED OCTOBER 31, 2006

                                                               AGGRESSIVE      GROWTH       MODERATE    CONSERVATIVE   CONSERVATIVE
                                                                 GROWTH       STRATEGY       GROWTH        GROWTH         INCOME
                                                                  FUND          FUND          FUND          FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Investment income from Portfolios (a)                       $   64,633   $   315,030   $   452,081   $    128,179   $     60,628
   Investment income from affiliates                                1,894         6,094        42,693         41,907         25,346
   Foreign tax withholding from Portfolios (a)                     (3,413)       (9,463)       (8,337)        (1,538)          (260)
   Expenses from Portfolios (a)                                   (32,308)     (100,861)     (111,075)       (27,710)       (10,500)
                                                               ----------   -----------   -----------   ------------   ------------
   TOTAL INVESTMENT INCOME                                         30,806       210,800       375,362        140,838         75,214
                                                               ----------   -----------   -----------   ------------   ------------
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Management                                            2,028         6,556         7,689          2,208            921
   Administration                                                   1,519         4,910         5,759          1,654            690
   Distribution:
      Class B Shares                                               13,897        42,889        53,359         15,017          4,436
      Class C Shares                                                1,025         3,536         5,446          2,079          1,265
   Shareholder Servicing:
      Class A Shares                                                5,167        17,302        18,841          5,342          2,707
      Class B Shares                                                4,633        14,296        17,786          5,006          1,479
      Class C Shares                                                  342         1,179         1,815            693            422
   Accounting                                                      31,500        31,500        31,500         31,500         31,500
   Compliance Service                                                  51           173           208             57             21
   Printing                                                        14,335        48,521        61,443         18,339          8,128
   State Registration                                               4,547         4,227         6,744          1,822          1,763
   Transfer Agent                                                  43,634        47,082        49,559         42,614         41,599
   Trustee                                                             95           312           371            109             46
   Other                                                            4,184        11,609        14,051          5,624          3,435
                                                               ----------   -----------   -----------   ------------   ------------
      Total expenses before fee reductions                        126,957       234,092       274,571        132,064         98,412
      Fees reduced by Fund Accounting and Transfer Agent          (48,603)      (48,687)      (48,636)       (48,586)       (48,549)
      Fees reduced and expenses reimbursed by Investment
        Adviser                                                    (2,414)      (33,131)      (40,217)       (21,135)       (15,659)
      Expenses waived or reimbursed by Sub-Administrator          (32,189)       (9,250)       (6,505)        (6,539)       (11,320)
                                                               ----------   -----------   -----------   ------------   ------------
      NET EXPENSES                                                 43,751       143,024       179,213         55,804         22,884
                                                               ----------   -----------   -----------   ------------   ------------
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (12,945)       67,776       196,149         85,034         52,330
                                                               ----------   -----------   -----------   ------------   ------------
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS: (a)
Net realized gains (losses) from investments                      (17,813)      150,344       196,766         66,363          4,522
Change in unrealized appreciation/depreciation from
  investments                                                     557,180     1,449,423     1,241,590        247,105         43,770
                                                               ----------   -----------   -----------   ------------   ------------
------------------------------------------------------------------------------------------------------------------------------------
Net realized/unrealized gains from investment transactions        539,367     1,599,767     1,438,356        313,468         48,292
                                                               ----------   -----------   -----------   ------------   ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                 $  526,422   $ 1,667,543   $ 1,634,505   $    398,502   $    100,622
                                                               ==========   ===========   ===========   ============   ============

----------
(a)   Represents amounts allocated from the respective Portfolios.

21    HSBC INVESTOR LIFELINE FUNDS            SEE NOTES TO FINANCIAL STATEMENTS.

                                                    HSBC INVESTOR LIFELINE FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                             AGGRESSIVE GROWTH STRATEGY FUND                 GROWTH STRATEGY FUND
---------------------------------------------------------------------------------------------------------------------------
                                              FOR THE             FOR THE               FOR THE              FOR THE
                                             YEAR ENDED         PERIOD ENDED           YEAR ENDED         PERIOD ENDED
                                         OCTOBER 31, 2006   OCTOBER 31, 2005 (a)   OCTOBER 31, 2006   OCTOBER 31, 2005 (b)
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income (loss)          $        (12,945)  $             (3,032)  $         67,776   $                886
   Net realized gains (losses) from
     investment transactions                      (17,813)                 4,441            150,344                 (1,238)
   Change in unrealized
     appreciation/depreciation from
     investments                                  557,180                 64,789          1,449,423                195,096
                                         ----------------   --------------------   ----------------   --------------------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                      526,422                 66,198          1,667,543                194,744
                                         ----------------   --------------------   ----------------   --------------------
---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS:
NET INVESTMENT INCOME:
   Class A Shares                                      --                     --                (22)                    --
   Class B Shares                                      --                     --                 --                     --
   Class C Shares                                      --                     --                 --                     --
NET REALIZED GAINS:
   Class A Shares                                  (4,248)                    --             (7,479)                    --
   Class B Shares                                  (4,512)                    --             (8,003)                    --
   Class C Shares                                    (298)                    --               (626)                    --
                                         ----------------   --------------------   ----------------   --------------------
CHANGE IN NET ASSETS FROM SHAREHOLDER
  DIVIDENDS                                        (9,058)                    --            (16,130)                    --
                                         ----------------   --------------------   ----------------   --------------------
CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                  5,378,169              1,380,998         14,606,757              5,395,978
                                         ----------------   --------------------   ----------------   --------------------
CHANGE IN NET ASSETS                            5,895,533              1,447,196         16,258,170              5,590,722
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                          1,447,196                     --          5,590,722                     --
                                         ----------------   --------------------   ----------------   --------------------
   End of period                         $      7,342,729   $          1,447,196   $     21,848,892   $          5,590,722
                                         ================   ====================   ================   ====================
   Accumulated net investment income
     (loss)                              $        (14,704)  $             (1,486)  $         55,913   $             (4,996)
                                         ================   ====================   ================   ====================

----------
(a) Aggressive Growth Strategy Fund Class A Shares commenced operations on February 14, 2005, Class B Shares commenced operations on February 9, 2005, and Class C Shares commenced operations on June 10, 2005.

(b) Growth Strategy Fund Class A Shares commenced operations on February 8, 2005, Class B Shares commenced operations on February 1, 2005, and Class C Shares commenced operations on April 27, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.            HSBC INVESTOR LIFELINE FUNDS    22

HSBC INVESTOR LIFELINE FUNDS

                                              AGGRESSIVE GROWTH STRATEGY FUND                GROWTH STRATEGY FUND
---------------------------------------------------------------------------------------------------------------------------
                                              FOR THE             FOR THE              FOR THE             FOR THE
                                            YEAR ENDED          PERIOD ENDED          YEAR ENDED         PERIOD ENDED
                                         OCTOBER 31, 2006   OCTOBER 31, 2005 (a)   OCTOBER 31, 2006   OCTOBER 31, 2005 (b)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
   Proceeds from shares issued           $      3,199,933   $            693,884   $      9,462,116   $          2,731,568
   Dividends reinvested                             4,248                     --              7,500                     --
   Cost of shares redeemed                        (77,034)                (9,512)          (634,007)               (26,214)
                                         ----------------   --------------------   ----------------   --------------------
   Class A Shares capital transactions          3,127,147                684,372          8,835,609              2,705,354
                                         ----------------   --------------------   ----------------   --------------------
---------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
   Proceeds from shares issued                  2,171,105                690,126          5,742,896              2,623,574
   Dividends reinvested                             4,512                     --              8,002                     --
   Cost of shares redeemed                       (116,411)               (13,505)          (412,505)               (35,907)
                                         ----------------   --------------------   ----------------   --------------------
Class B Shares capital transactions             2,059,206                676,621          5,338,393              2,587,667
                                         ----------------   --------------------   ----------------   --------------------
---------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
   Proceeds from shares issued                    196,567                 20,005            547,274                102,957
   Dividends reinvested                               298                     --                627                     --
   Cost of shares redeemed                         (5,049)                    --           (115,146)                    --
                                         ----------------   --------------------   ----------------   --------------------
Class C Shares capital transactions               191,816                 20,005            432,755                102,957
                                         ----------------   --------------------   ----------------   --------------------
---------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                           $      5,378,169   $          1,380,998   $     14,606,757   $          5,395,978
                                         ================   ====================   ================   ====================
---------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A SHARES:
   Issued                                         265,210                 69,359            799,471                265,018
   Reinvested                                         378                     --                664                     --
   Redeemed                                        (6,528)                  (907)           (53,747)                (2,475)
                                         ----------------   --------------------   ----------------   --------------------
Change in Class A Shares                          259,060                 68,452            746,388                262,543
                                         ----------------   --------------------   ----------------   --------------------
---------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
   Issued                                         183,959                 67,597            486,469                251,135
   Reinvested                                         405                     --                705                     --
   Redeemed                                        (9,634)                (1,333)           (34,595)                (3,346)
                                         ----------------   --------------------   ----------------   --------------------
Change in Class B Shares                          174,730                 66,264            452,579                247,789
                                         ----------------   --------------------   ----------------   --------------------
---------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
   Issued                                          16,830                  2,000             46,515                  9,809
   Reinvested                                          27                     --                 55                     --
   Redeemed                                          (407)                    --             (9,539)                    --
                                         ----------------   --------------------   ----------------   --------------------
Change in Class C Shares                           16,450                  2,000             37,031                  9,809
                                         ----------------   --------------------   ----------------   --------------------

----------
(a) Aggressive Growth Strategy Fund Class A Shares commenced operations on February 14, 2005, Class B Shares commenced operations on February 9, 2005, and Class C Shares commenced operations on June 10, 2005.

(b) Growth Strategy Fund Class A Shares commenced operations on February 8, 2005, Class B Shares commenced operations on February 1, 2005, and Class C Shares commenced operations on April 27, 2005.

23    HSBC INVESTOR LIFELINE FUNDS            SEE NOTES TO FINANCIAL STATEMENTS.

                                                    HSBC INVESTOR LIFELINE FUNDS

                                              MODERATE GROWTH STRATEGY FUND           CONSERVATIVE GROWTH STRATEGY FUND
---------------------------------------------------------------------------------------------------------------------------
                                             FOR THE               FOR THE             FOR THE              FOR THE
                                            YEAR ENDED          PERIOD ENDED          YEAR ENDED          PERIOD ENDED
                                         OCTOBER 31, 2006   OCTOBER 31, 2005 (a)   OCTOBER 31, 2006   OCTOBER 31, 2005 (b)
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income (loss)          $        196,149   $             14,049   $         85,034   $              7,510
   Net realized gains (losses) from
     investment transactions                      196,766                (11,530)            66,363                 (4,777)
   Change in unrealized appreciation/
     depreciation from investments              1,241,590                177,426            247,105                 37,885
                                         ----------------   --------------------   ----------------   --------------------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                    1,634,505                179,945            398,502                 40,618
                                         ----------------   --------------------   ----------------   --------------------
---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS:
NET INVESTMENT INCOME:
   Class A Shares                                (125,404)                  (116)           (51,938)                  (203)
   Class B Shares                                 (57,383)                   (73)           (31,029)                    (5)
   Class C Shares                                  (5,807)                    --             (4,345)                    --
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAINS:
   Class A Shares                                  (3,616)                    --                 --                     --
   Class B Shares                                  (3,427)                    --                 --                     --
   Class C Shares                                    (500)                    --                 --                     --
                                         ----------------   --------------------   ----------------   --------------------
CHANGE IN NET ASSETS FROM SHAREHOLDER
  DIVIDENDS                                      (196,137)                  (189)           (87,312)                  (208)
                                         ----------------   --------------------   ----------------   --------------------
CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                 14,905,868              6,943,162          3,202,429              2,402,102
                                         ----------------   --------------------   ----------------   --------------------
CHANGE IN NET ASSETS                           16,344,236              7,122,918          3,513,619              2,442,512
                                         ----------------   --------------------   ----------------   --------------------
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                          7,122,918                     --          2,442,512                     --
                                         ----------------   --------------------   ----------------   --------------------
   End of period                         $     23,467,154   $          7,122,918   $      5,956,131   $          2,442,512
                                         ================   ====================   ================   ====================
   Accumulated net investment income     $          4,489   $              3,256   $          4,342   $             14,630
                                         ================   ====================   ================   ====================

----------
(a) Moderate Growth Strategy Fund Class A Shares commenced operations on February 3, 2005, Class B Shares commenced operations on February 1, 2005, and Class C Shares commenced operations on June 10, 2005.

(b) Conservative Growth Strategy Fund Class A Shares commenced operations on February 23, 2005, Class B Shares commenced operations on February 17, 2005, and Class C Shares commenced operations on April 19, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.            HSBC INVESTOR LIFELINE FUNDS    24

HSBC INVESTOR LIFELINE FUNDS

                                             MODERATE GROWTH STRATEGY FUND           CONSERVATIVE GROWTH STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------
                                            FOR THE               FOR THE             FOR THE               FOR THE
                                           YEAR ENDED          PERIOD ENDED          YEAR ENDED          PERIOD ENDED
                                        OCTOBER 31, 2006   OCTOBER 31, 2005 (a)   OCTOBER 31, 2006   OCTOBER 31, 2005 (b)
----------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
   Proceeds from shares issued          $      8,904,235   $          3,264,968   $      2,584,751   $          1,046,895
   Dividends reinvested                          126,311                    117             51,938                    203
   Cost of shares redeemed                    (1,004,146)              (110,833)          (773,807)               (11,388)
                                        ----------------   --------------------   ----------------   --------------------
Class A Shares capital transactions            8,026,400              3,154,252          1,862,882              1,035,710
                                        ----------------   --------------------   ----------------   --------------------
----------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
   Proceeds from shares issued                 6,939,098              3,640,156          1,216,860              1,298,439
   Dividends reinvested                           60,467                     63             30,500                      4
   Cost of shares redeemed                      (544,781)              (125,948)          (130,465)               (13,275)
                                        ----------------   --------------------   ----------------   --------------------
Class B Shares capital transactions            6,454,784              3,514,271          1,116,895              1,285,168
                                        ----------------   --------------------   ----------------   --------------------
----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
   Proceeds from shares issued                   574,091                275,464            285,040                 81,224
   Dividends reinvested                            6,307                     --              4,345                     --
   Cost of shares redeemed                      (155,714)                  (825)           (66,733)                    --
                                        ----------------   --------------------   ----------------   --------------------
Class C Shares capital transactions              424,684                274,639            222,652                 81,224
                                        ----------------   --------------------   ----------------   --------------------
CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                          $     14,905,868   $          6,943,162   $      3,202,429   $          2,402,102
                                        ================   ====================   ================   ====================
----------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A SHARES:
   Issued                                        791,634                319,580            240,413                103,636
   Reinvested                                     11,134                     12              4,788                     20
   Redeemed                                      (89,017)               (10,615)           (71,416)                (1,140)
                                        ----------------   --------------------   ----------------   --------------------
Change in Class A Shares                         713,751                308,977            173,785                102,516
                                        ----------------   --------------------   ----------------   --------------------
----------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
   Issued                                        615,692                355,469            114,343                129,472
   Reinvested                                      5,311                      6              2,841                     --(c)
   Redeemed                                      (48,672)               (12,257)           (12,263)                (1,302)
                                        ----------------   --------------------   ----------------   --------------------
Change in Class B Shares                         572,331                343,218            104,921                128,170
                                        ----------------   --------------------   ----------------   --------------------
----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
   Issued                                         52,985                 27,076             26,278                  7,918
   Reinvested                                        572                     --                398                     --
   Redeemed                                      (14,028)                   (82)            (6,091)                    --
                                        ----------------   --------------------   ----------------   --------------------
Change in Class C Shares                          39,529                 26,994             20,585                  7,918
                                        ----------------   --------------------   ----------------   --------------------

----------

(a) Moderate Growth Strategy Fund Class A Shares commenced operations on February 3, 2005, Class B Shares commenced operations on February 1, 2005, and Class C Shares commenced operations on June 10, 2005.

(b) Conservative Growth Strategy Fund Class A Shares commenced operations on February 23, 2005, Class B Shares commenced operations on February 17, 2005, and Class C Shares commenced operations on April 19, 2005.

(c)   Rounds to less than $1.0 shares.

25    HSBC INVESTOR LIFELINE FUNDS            SEE NOTES TO FINANCIAL STATEMENTS.

                                                    HSBC INVESTOR LIFELINE FUNDS

                                                                        CONSERVATIVE INCOME STRATEGY FUND
-------------------------------------------------------------------------------------------------------------
                                                                         FOR THE              FOR THE
                                                                        YEAR ENDED          PERIOD ENDED
                                                                     OCTOBER 31, 2006   OCTOBER 31, 2005 (a)
-------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income (loss)                                      $         52,330   $              7,227
   Net realized gains (losses) from investment transactions                     4,522                 (4,123)
   Change in unrealized appreciation/depreciation from investments             43,770                  4,746
                                                                     ----------------   --------------------
CHANGE IN NET ASSETS FROM OPERATIONS                                          100,622                  7,850
                                                                     ----------------   --------------------
-------------------------------------------------------------------------------------------------------------
DIVIDENDS:
NET INVESTMENT INCOME:
   Class A Shares                                                             (36,621)                (3,758)
   Class B Shares                                                             (15,134)                (1,409)
   Class C Shares                                                              (3,851)                (1,093)
                                                                     ----------------   --------------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS                               (55,606)                (6,260)
                                                                     ----------------   --------------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                                919,405              1,140,131
                                                                     ----------------   --------------------
CHANGE IN NET ASSETS                                                          964,421              1,141,721
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                      1,141,721                     --
                                                                     ----------------   --------------------
   End of period                                                     $      2,106,142   $          1,141,721
                                                                     ================   ====================
   Accumulated net investment income (loss)                          $           (106)  $              3,253
                                                                     ================   ====================

----------
(a) The Conservative Income Strategy Fund Class A Shares commenced operations on February 8, 2005, Class B Shares commenced operations on February 14, 2005, and Class C Shares commenced operations on May 4, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.            HSBC INVESTOR LIFELINE FUNDS    26

HSBC INVESTOR LIFELINE FUNDS

                                                                        CONSERVATIVE INCOME STRATEGY FUND
-------------------------------------------------------------------------------------------------------------
                                                                         FOR THE              FOR THE
                                                                        YEAR ENDED          PERIOD ENDED
                                                                     OCTOBER 31, 2006   OCTOBER 31, 2005 (a)
-------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
   Proceeds from shares issued                                       $      1,034,033   $            420,293
   Dividends reinvested                                                        37,283                  2,097
   Cost of shares redeemed                                                   (193,548)                (3,999)
                                                                     ----------------   --------------------
Class A Shares capital transactions                                           877,768                418,391
                                                                     ----------------   --------------------
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
   Proceeds from shares issued                                                373,366                516,383
   Dividends reinvested                                                        14,496                    695
   Cost of shares redeemed                                                   (120,786)               (40,981)
                                                                     ----------------   --------------------
Class B Shares capital transactions                                           267,076                476,097
                                                                     ----------------   --------------------
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
   Proceeds from shares issued                                                  1,378                245,019
   Dividends reinvested                                                         4,319                    624
Cost of shares redeemed                                                      (231,136)                    --
                                                                     ----------------   --------------------
Class C Shares capital transactions                                          (225,439)               245,643
                                                                     ----------------   --------------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                       $        919,405   $          1,140,131
                                                                     ================   ====================
-------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A SHARES:
   Issued                                                                     101,772                 42,045
   Reinvested                                                                   3,674                    208
   Redeemed                                                                   (19,020)                  (398)
                                                                     ----------------   --------------------
Change in Class A Shares                                                       86,426                 41,855
                                                                     ----------------   --------------------
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
   Issued                                                                      36,774                 51,661
   Reinvested                                                                   1,425                     69
   Redeemed                                                                   (11,858)                (4,098)
                                                                     ----------------   --------------------
Change in Class B Shares                                                       26,341                 47,632
                                                                     ----------------   --------------------
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
   Issued                                                                         131                 24,240
   Reinvested                                                                     424                     62
   Redeemed                                                                   (22,608)                    --
                                                                     ----------------   --------------------
Change in Class C Shares                                                      (22,053)                24,302
                                                                     ----------------   --------------------

----------
(a) The Conservative Income Strategy Fund Class A Shares commenced operations on February 8, 2005, Class B Shares commenced operations on February 14, 2005, and Class C Shares commenced operations on May 4, 2005.

27    HSBC INVESTOR LIFELINE FUNDS            SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED. (a)

                                                           INVESTMENT ACTIVITIES                      DIVIDENDS
                                                -------------------------------------------   ------------------------
                                                              NET REALIZED AND
                                    NET ASSET       NET       UNREALIZED GAINS      TOTAL     NET REALIZED
                                      VALUE,    INVESTMENT     (LOSSES) FROM        FROM       GAINS FROM
                                    BEGINNING     INCOME         INVESTMENT      INVESTMENT    INVESTMENT      TOTAL
                                    OF PERIOD     (LOSS)        TRANSACTIONS     ACTIVITIES   TRANSACTIONS   DIVIDENDS
----------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31, 2005 (f)    $ 10.00       (0.01)           0.61            0.60            --            --
Year ended October 31, 2006            10.60        0.01            2.01            2.02         (0.05)        (0.05)
----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2005 (g)    $ 10.00       (0.04)           0.61            0.57            --            --
Year ended October 31, 2006            10.57       (0.05)           1.97            1.92         (0.05)        (0.05)
----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2005 (h)    $ 10.00       (0.05)           0.60            0.55            --            --
Year ended October 31, 2006            10.55       (0.04)           1.95            1.91         (0.05)        (0.05)
----------------------------------------------------------------------------------------------------------------------

                                                                                   RATIOS/SUPPLEMENTARY DATA
                                                            -----------------------------------------------------------------------
                                                                                         RATIO OF NET
                                    NET ASSET               NET ASSETS      RATIO OF      INVESTMENT       RATIO OF
                                      VALUE,                 AT END OF    EXPENSES TO    INCOME (LOSS)    EXPENSES TO
                                      END OF      TOTAL       PERIOD        AVERAGE        TO AVERAGE     AVERAGE NET    PORTFOLIO
                                      PERIOD    RETURN(b)     (000'S)    NET ASSETS(c)   NET ASSETS(c)   ASSETS(c)(d)   TURNOVER(e)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31, 2005 (f)    $ 10.60       6.00%      $   726        1.50%         (0.20)%          11.72%         49.10%
Year ended October 31, 2006            12.57      19.15%        4,116        1.50%          0.05%            3.52%         48.46%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2005 (g)    $ 10.57       5.70%      $   700        2.25%         (1.01)%          11.63%         49.10%
Year ended October 31, 2006            12.44      18.25%        2,998        2.25%         (0.70)%           4.33%         48.46%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2005 (h)    $ 10.55       5.50%      $    21        2.25%         (1.15)%           9.79%         49.10%
Year ended October 31, 2006            12.41      18.19%          229        2.25%         (0.69)%           4.20%         48.46%
-----------------------------------------------------------------------------------------------------------------------------------

(a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.

(b) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolios by the corresponding Portfolio's entire 2005 or 2006 portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f)   Class A Shares commenced operations on February 14, 2005.

(g)   Class B Shares commenced operations on February 9, 2005.

(h)   Class C Shares commenced operations on June 10, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

                                              HSBC INVESTOR LIFELINE FUNDS    28

--------------------------------------------------------------------------------
HSBC INVESTOR GROWTH STRATEGY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED. (a)

                                                           INVESTMENT ACTIVITIES                      DIVIDENDS
                                                -------------------------------------------   ------------------------
                                                              NET REALIZED AND                    NET
                                    NET ASSET       NET       UNREALIZED GAINS      TOTAL       REALIZED
                                      VALUE,    INVESTMENT     (LOSSES) FROM        FROM       GAINS FROM
                                    BEGINNING     INCOME         INVESTMENT      INVESTMENT    INVESTMENT      TOTAL
                                    OF PERIOD     (LOSS)        TRANSACTIONS     ACTIVITIES   TRANSACTIONS   DIVIDENDS
----------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31, 2005 (f)    $ 10.00       0.02             0.70            0.72            --           --
Year ended October 31, 2006            10.72       0.07             1.69            1.76         (0.03)       (0.03)
----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2005 (g)    $ 10.00      (0.01)            0.79            0.78            --           --
Year ended October 31, 2006            10.78       0.02             1.66            1.68         (0.03)       (0.03)
----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2005 (h)    $ 10.00      (0.02)            0.84            0.82            --           --
Year ended October 31, 2006            10.82       0.02             1.67            1.69         (0.03)       (0.03)
----------------------------------------------------------------------------------------------------------------------

                                                                                   RATIOS/SUPPLEMENTARY DATA
                                                            -----------------------------------------------------------------------
                                                                                         RATIO OF NET
                                    NET ASSET               NET ASSETS      RATIO OF       INVESTMENT      RATIO OF
                                      VALUE,                 AT END OF    EXPENSES TO    INCOME (LOSS)    EXPENSES TO
                                      END OF      TOTAL       PERIOD        AVERAGE        TO AVERAGE     AVERAGE NET    PORTFOLIO
                                      PERIOD    RETURN(b)     (000'S)    NET ASSETS(c)   NET ASSETS(c)   ASSETS(c)(d)   TURNOVER(e)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31, 2005 (f)    $ 10.72      7.20%      $  2,814        1.50%           0.42%           5.19%         69.23%
Year ended October 31, 2006            12.45     16.41%        12,562        1.50%           0.87%           2.19%         80.30%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2005 (g)    $ 10.78      7.80%      $  2,670        2.25%          (0.38)%          5.74%         69.23%
Year ended October 31, 2006            12.43     15.57%         8,702        2.25%           0.11%           2.94%         80.30%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2005 (h)    $ 10.82      8.20%      $    106        2.25%          (0.55)%          5.24%         69.23%
Year ended October 31, 2006            12.48     15.61%           585        2.25%           0.14%           2.90%         80.30%
-----------------------------------------------------------------------------------------------------------------------------------

(a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.

(b) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolios by the corresponding Portfolio's entire 2005 or 2006 portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f)   Class A Shares commenced operations on February 8, 2005.

(g)   Class B Shares commenced operations on February 1, 2005.

(h)   Class C Shares commenced operations on April 27, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

29    HSBC INVESTOR LIFELINE FUNDS

--------------------------------------------------------------------------------
HSBC INVESTOR MODERATE GROWTH STRATEGY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED. (a)

                                                        INVESTMENT ACTIVITIES                            DIVIDENDS
                                              ----------------------------------------  ------------------------------------------
                                                          NET REALIZED AND                             NET REALIZED
                                   NET ASSET     NET      UNREALIZED GAINS    TOTAL                     GAINS FROM
                                     VALUE,   INVESTMENT   (LOSSES) FROM       FROM        NET          INVESTMENT
                                   BEGINNING    INCOME       INVESTMENT     INVESTMENT  INVESTMENT          AND        TOTAL
                                   OF PERIOD    (LOSS)      TRANSACTIONS    ACTIVITIES    INCOME       TRANSACTIONS  DIVIDENDS
----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31, 2005 (f)  $ 10.00      0.04            0.45           0.49             -- (g)        --            -- (g)
Year ended October 31, 2006          10.49      0.17            1.23           1.40          (0.17)        (0.01)        (0.18)
----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2005 (h)  $ 10.00      0.01            0.49           0.50             -- (g)        --            -- (g)
Year ended October 31, 2006          10.50      0.09            1.22           1.31          (0.08)        (0.01)        (0.09)
----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2005 (i)  $ 10.00        -- (g)        0.28           0.28             --            --            --
Year ended October 31, 2006          10.28      0.09            1.19           1.28          (0.08)        (0.01)        (0.09)
----------------------------------------------------------------------------------------------------------------------------------

                                                                               RATIOS/SUPPLEMENTARY DATA
                                                          ----------------------------------------------------------------------
                                                                                     RATIO OF NET
                                    NET ASSET             NET ASSETS   RATIO OF       INVESTMENT      RATIO OF
                                      VALUE,               AT END OF  EXPENSES TO     INCOME TO      EXPENSES TO
                                     END OF      TOTAL      PERIOD      AVERAGE        AVERAGE       AVERAGE NET     PORTFOLIO
                                      PERIOD   RETURN(b)    (000'S)   NET ASSETS(c)  NET ASSETS(c)   ASSETS(c)(d)   TURNOVER(e)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31, 2005 (f)    $ 10.49      4.94%   $  3,241        1.50%           0.95%          4.30%         84.55%
Year ended October 31, 2006            11.71     13.40%     11,973        1.50%           1.65%          2.12%        101.57%
--------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2005 (h)    $ 10.50      5.03%   $  3,604        2.25%           0.18%          5.01%         84.55%
Year ended October 31, 2006            11.72     12.45%     10,731        2.25%           0.91%          2.87%        101.57%
--------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2005 (i)    $ 10.28      2.80%   $    278        2.25%           0.05%          4.69%         84.55%
Year ended October 31, 2006            11.47     12.53%        763        2.25%           0.87%          2.83%        101.57%
--------------------------------------------------------------------------------------------------------------------------------

(a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.

(b) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolios by the corresponding Portfolio's entire 2005 or 2006 portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f)   Class A Shares commenced operations on February 3, 2005.

(g)   Rounds to less than $0.01.

(h)   Class B Shares commenced operations on February 1, 2005.

(i)   Class C Shares commenced operations on June 10, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

                                              HSBC INVESTOR LIFELINE FUNDS    30

--------------------------------------------------------------------------------
HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED. (a)

                                                              INVESTMENT ACTIVITIES                    DIVIDENDS
                                                   ------------------------------------------   ----------------------
                                                                NET REALIZED AND
                                       NET ASSET      NET       UNREALIZED GAINS
                                         VALUE,    INVESTMENT    (LOSSES) FROM     TOTAL FROM       NET
                                       BEGINNING     INCOME        INVESTMENT      INVESTMENT   INVESTMENT     TOTAL
                                       OF PERIOD     (LOSS)       TRANSACTIONS     ACTIVITIES     INCOME     DIVIDENDS
-----------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31, 2005 (f)       $ 10.00       0.04            0.26            0.30       (0.01)       (0.01)
Year ended October 31, 2006               10.29       0.22            0.85            1.07       (0.25)       (0.25)
-----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2005 (g)       $ 10.00       0.03            0.16            0.19          -- (h)       -- (h)
Year ended October 31, 2006               10.19       0.15            0.83            0.98       (0.16)       (0.16)
-----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2005 (i)       $ 10.00       0.03            0.38            0.41          --           --
Year ended October 31, 2006               10.41       0.15            0.85            1.00       (0.17)       (0.17)
-----------------------------------------------------------------------------------------------------------------------

                                                                                    RATIOS/SUPPLEMENTARY DATA
                                                            ------------------------------------------------------------------------
                                                                                          RATIO OF NET
                                    NET ASSET               NET ASSETS      RATIO OF       INVESTMENT      RATIO OF
                                      VALUE,                 AT END OF    EXPENSES TO      INCOME TO      EXPENSES TO
                                      END OF      TOTAL       PERIOD        AVERAGE         AVERAGE       AVERAGE NET    PORTFOLIO
                                      PERIOD    RETURN(b)     (000'S)    NET ASSETS(c)   NET ASSETS(c)   ASSETS(c)(d)   TURNOVER(e)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31, 2005 (f)    $ 10.29       2.96%      $ 1,054        1.50%           1.28%           8.01%         72.14%
Year ended October 31, 2006            11.11      10.48%        3,069        1.50%           2.33%           3.22%         96.58%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2005 (g)    $ 10.19       1.92%      $ 1,306        2.25%           0.53%           9.21%         72.14%
Year ended October 31, 2006            11.01       9.65%        2,567        2.25%           1.54%           3.98%         96.58%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2005 (i)    $ 10.41       4.10%      $    82        2.25%           0.66%           7.94%         72.14%
Year ended October 31, 2006            11.24       9.66%          320        2.25%           1.56%           3.92%         96.58%
------------------------------------------------------------------------------------------------------------------------------------

(a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.

(b) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolios by the corresponding Portfolio's entire 2005 or 2006 portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f)   Class A Shares commenced operations on February 23, 2005.

(g)   Class B Shares commenced operations on February 17, 2005.

(h)   Rounds to less than $0.01.

(i)   Class C Shares commenced operations on April 19, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

31    HSBC INVESTOR LIFELINE FUNDS

--------------------------------------------------------------------------------
HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED. (a)

                                                                 INVESTMENT ACTIVITIES                     DIVIDENDS
                                                      ------------------------------------------   -----------------------
                                                                   NET REALIZED AND
                                         NET ASSET        NET      UNREALIZED GAINS      TOTAL
                                          VALUE,      INVESTMENT     (LOSSES) FROM       FROM         NET
                                       BEGINNING OF     INCOME        INVESTMENT      INVESTMENT   INVESTMENT     TOTAL
                                          PERIOD        (LOSS)       TRANSACTIONS     ACTIVITIES     INCOME     DIVIDENDS
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31, 2005 (f)         $ 10.00        0.11            0.01            0.12        (0.11)       (0.11)
Year ended October 31, 2006                 10.01        0.32*           0.29            0.61        (0.33)       (0.33)
--------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2005 (g)         $ 10.00        0.06            0.01            0.07        (0.04)       (0.04)
Year ended October 31, 2006                 10.03        0.24*           0.30            0.54        (0.26)       (0.26)
--------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2005 (h)         $ 10.00        0.06            0.08            0.14        (0.06)       (0.06)
Year ended October 31, 2006                 10.08        0.22*           0.27            0.49        (0.23)       (0.23)
--------------------------------------------------------------------------------------------------------------------------

                                                                                    RATIOS/SUPPLEMENTARY DATA
                                                            ------------------------------------------------------------------------
                                                                                          RATIO OF NET
                                    NET ASSET               NET ASSETS      RATIO OF       INVESTMENT      RATIO OF
                                     VALUE,                  AT END OF    EXPENSES TO        INCOME      EXPENSES TO
                                     END OF       TOTAL       PERIOD        AVERAGE        TO AVERAGE    AVERAGE NET     PORTFOLIO
                                     PERIOD     RETURN(b)     (000'S)    NET ASSETS(c)   NET ASSETS(c)   ASSETS(c)(d)   TURNOVER(e)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period ended October 31, 2005 (f)    $ 10.01       1.18%      $   419        1.50%           1.79%          14.10%         79.90%
Year ended October 31, 2006            10.29       6.19%        1,320        1.50%           3.19%           5.50%        110.57%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2005 (g)    $ 10.03       0.68%      $   478        2.25%           1.21%          12.16%         79.90%
Year ended October 31, 2006            10.31       5.40%          763        2.25%           2.39%           6.43%        110.57%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2005 (h)    $ 10.08       1.41%      $   245        2.25%           1.24%           9.60%         79.90%
Year ended October 31, 2006            10.34       4.92%           23        2.25%           2.15%           6.58%        110.57%
------------------------------------------------------------------------------------------------------------------------------------

*     Calculated based on average shares outstanding.

(a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.

(b) Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(c)   Annualized for periods less than one year.

(d) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolios by the corresponding Portfolio's entire 2005 or 2006 portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f)   Class A Shares commenced operations on February 8, 2005.

(g)   Class B Shares commenced operations on February 14, 2005.

(h)   Class C Shares commenced operations on May 4, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

                                              HSBC INVESTOR LIFELINE FUNDS    32

--------------------------------------------------------------------------------
HSBC INVESTOR LIFELINE FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS--OCTOBER 31, 2006

1.    ORGANIZATION:

            The HSBC Investor Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. As of October 31, 2006, the Trust is comprised of 24 separate funds, each a diversified series of the HSBC Investor Family of Funds. The accompanying financial statements are presented for the following 5 funds (individually a "Fund", collectively the "LifeLine Funds"):

FUND                                                       SHORT NAME
----                                                       ----------
HSBC Investor Aggressive Growth Strategy Fund              Aggressive Growth Fund
HSBC Investor Growth Strategy Fund                         Growth Strategy Fund
HSBC Investor Moderate Growth Strategy Fund                Moderate Growth Fund
HSBC Investor Conservative Growth Strategy Fund            Conservative Growth Fund
HSBC Investor Conservative Income Strategy Fund            Conservative Income Fund

            Financial statements for all other funds of the HSBC Investor Family of Funds are published separately.

            The HSBC Investor Money Market Fund (the "Money Market Fund") is an open-end management investment company and, like each LifeLine Fund, is a diversified series of the Trust.

            The LifeLine Funds utilize a master feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in the Portfolios and the Money Market Fund (collectively the "Underlying Portfolios") per the following schedule from April 28, 2006 to October 31, 2006:

LIFELINE FUNDS PORTFOLIO WEIGHTINGS

                                                         AGGRESSIVE    GROWTH    MODERATE   CONSERVATIVE   CONSERVATIVE
                                                           GROWTH     STRATEGY    GROWTH       GROWTH         INCOME
UNDERLYING PORTFOLIOS                                       FUND        FUND       FUND         FUND           FUND
---------------------                                    ----------   --------   --------   ------------   ------------
Core Plus Fixed Income Portfolio .....................         None         15%        26%            25%            15%
High Yield Fixed Income Portfolio ....................         None          2%         5%             8%            10%
Intermediate Duration Fixed Income Portfolio .........         None       None       None              3%            25%
Growth Portfolio .....................................           21%        21%        19%            15%             8%
International Equity Portfolio .......................           23%        20%        15%            10%             4%
Small Cap Equity Portfolio ...........................           34%        20%        11%             4%          None
Value Portfolio ......................................           21%        21%        18%            14%             8%
Money Market Fund ....................................            1%         1%         6%            21%            30%
                                                         ----------   --------   --------   ------------   ------------
Total ................................................          100%       100%       100%           100%           100%
                                                         ==========   ========   ========   ============   ============

            Prior to April 28, 2006, the Lifeline Funds utilized the following schedule:

                                                         AGGRESSIVE    GROWTH    MODERATE   CONSERVATIVE   CONSERVATIVE
                                                           GROWTH     STRATEGY    GROWTH       GROWTH         INCOME
UNDERLYING PORTFOLIOS                                       FUND        FUND       FUND         FUND           FUND
---------------------                                    ----------   --------   --------   ------------   ------------
Core Plus Fixed Income Portfolio .....................         None         17%        31%            20%            25%
Intermediate Duration Fixed Income Portfolio .........         None       None       None             15%            25%
Growth Portfolio .....................................           21%        21%        19%            15%             8%
International Equity Portfolio .......................           23%        20%        15%            10%             4%
Small Cap Equity Portfolio ...........................           34%        20%        11%             5%          None
Value Portfolio ......................................           21%        21%        18%            15%             8%
Money Market Fund ....................................            1%         1%         6%            20%            30%
                                                         ----------   --------   --------   ------------   ------------
Total ................................................          100%       100%       100%           100%           100%
                                                         ==========   ========   ========   ============   ============

            The HSBC Investor Core Plus Fixed Income Portfolio (formerly the HSBC Investor Fixed Income Portfolio), HSBC Investor High Yield Fixed Income Portfolio, HSBC Investor Intermediate Duration Fixed Income Portfolio (formerly the HSBC Investor Limited Maturity Portfolio), HSBC Investor Growth Portfolio, HSBC Investor International Equity Portfolio, HSBC Investor Small Cap Equity Portfolio and the HSBC Investor Value Portfolio

33    HSBC INVESTOR LIFELINE FUNDS

--------------------------------------------------------------------------------
                                                    HSBC INVESTOR LIFELINE FUNDS
--------------------------------------------------------------------------------

                     NOTES TO FINANCIAL STATEMENTS--OCTOBER 31, 2006 (CONTINUED)

      (individually a "Portfolio," collectively the "Portfolios") are diversified series of the HSBC Investor Portfolios (the "Portfolio Trust"). The Portfolios operate as master funds in master-feeder arrangements.

            The financial statements of the Portfolios, including the Schedules of Portfolio Investments, are included elsewhere in this report. The financial statements of the Portfolios should be read in conjunction with the financial statements of the LifeLine Funds.

            The LifeLine Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Each Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class R Shares (currently not operational with assets). Class A Shares of the Aggressive Growth Fund, Growth Strategy Fund, Moderate Growth Fund, and the Conservative Growth Fund have a maximum sales charge of 5.00% as a percentage of the original purchase price while Class A Shares of the Conservative Income Fund has a maximum sales charge of 4.75% as a percentage of the original purchase price. The Class B Shares of the Lifeline Funds are offered without any front-end sales charge but will be subject to a contingent deferred sales charge ("CDSC") ranging from a maximum of 4.00% if redeemed less than one year after purchase to 0.00% if redeemed more than four years after purchase. Class C Shares of the Lifeline Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class R Shares of the Funds. Each class of shares in the LifeLine Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

            Under the Trust's organizational documents, the LifeLine Funds' officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the LifeLine Funds. In addition, in the normal course of business, the LifeLine Funds enter into contracts with service providers, which also provide for indemnifications by the LifeLine Funds. The LifeLine Funds' maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the LifeLine Funds. However, based on experience, the LifeLine Funds expect that risk of loss to be remote.

2.    SIGNIFICANT ACCOUNTING POLICIES:

            The following is a summary of the significant accounting policies followed by the LifeLine Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

      SECURITIES VALUATION:

            The LifeLine Funds record their investments in the Underlying Portfolios at fair value. The LifeLine Funds record their investments in the Money Market Fund at the respective net asset value reported by the Fund. The underlying securities of the Portfolios' and the Money Market Fund are recorded at fair value and at amortized cost, respectively, as more fully discussed in the notes to those financial statements.

      SECURITIES TRANSACTIONS AND RELATED INCOME:

            The LifeLine Funds record daily their pro-rata income, expenses and unrealized/realized gains and losses derived from their respective Portfolio. Dividend income is recorded on the ex-dividend date for the Money Market Fund. Changes in holdings of the Money Market Fund for each LifeLine Fund are reflected no later than the first business day following trade date. However, for financial reporting purposes, changes in holdings of the Money Market Fund are reflected as of trade date. In addition, the LifeLine Funds accrue their own expenses daily as incurred.

      ALLOCATIONS:

            Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all LifeLine Funds within the HSBC Investor Family of Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class. In

                                              HSBC INVESTOR LIFELINE FUNDS    34

--------------------------------------------------------------------------------
HSBC INVESTOR LIFELINE FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS--OCTOBER 31, 2006 (CONTINUED)

      addition, income, expenses (other than class specific expenses), and unrealized/realized gains and losses are allocated to each class based on relative net assets on a daily basis.

      DIVIDENDS TO SHAREHOLDERS:

            The Conservative Income Fund declares and distributes all net investment income as dividends to its shareholders monthly. Dividends from net investment income, if any, are declared and distributed quarterly in the case of the Moderate Growth Fund and Conservative Growth Fund, and annually in the case of the Aggressive Growth Fund and Growth Strategy Fund.

            The LifeLine Funds' net realized gains, if any, are distributed to shareholders at least annually. Additional distributions are also made to the LifeLine Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

            The amount and character of net investment income and net realized gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss, paydowns, and certain distributions), such amounts are reclassified within the components of net assets; temporary differences (e.g., wash losses and post-october loss deferrals) do not require reclassification. The LifeLine Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

      REDEMPTION FEE:

            A redemption fee of 2.00% will be charged and recorded as paid-in-capital for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For the year ended October 31, 2006, the following LifeLine Funds collected redemption fees as follows:

            FUND                                          FEES COLLECTED
            ----                                          --------------

            Aggressive Growth Fund ...................        $  363
            Growth Strategy Fund .....................           514
            Moderate Growth Fund .....................           429
            Conservative Growth Fund .................            54
            Conservative Income Fund .................            70

      FEDERAL INCOME TAXES:

            Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of their taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income or excise tax is required.

      NEW ACCOUNTING PRONOUNCEMENTS:

            In September 2006 the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the LifeLine Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

35    HSBC INVESTOR LIFELINE FUNDS

--------------------------------------------------------------------------------
                                                    HSBC INVESTOR LIFELINE FUNDS
--------------------------------------------------------------------------------

                     NOTES TO FINANCIAL STATEMENTS--OCTOBER 31, 2006 (CONTINUED)

            On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the LifeLine Funds' tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management is in the process of completing their analysis on whether the adoption of FIN 48 will have an impact to the financial statements upon adoption.

3.    RELATED PARTY TRANSACTIONS:

      INVESTMENT MANAGEMENT:

            HSBC Investments (USA) Inc. ("HSBC" or the "Investment Adviser"), a wholly owned subsidiary of HSBC Bank USA, a New York State chartered bank, acts as Investment Adviser to the LifeLine Funds. As Investment Adviser, HSBC manages the investments of the LifeLine Funds and continuously reviews, supervises and administers the LifeLine Funds' investments. For its services as Investment Adviser, HSBC is entitled to receive a fee, computed daily and paid monthly, based on average daily net assets, at an annual rate of 0.05% for each Fund.

      ADMINISTRATION:

            HSBC serves the LifeLine Funds as Administrator. Under the terms of the administration agreement, HSBC receives from the LifeLine Funds a fee accrued daily and paid monthly at an annual rate of:

BASED ON AVERAGE DAILY NET ASSETS                                                           FEE RATE
---------------------------------                                                           --------
Up to $8 billion ........................................................................    0.075%
In excess of $8 billion but not exceeding $9.25 billion .................................    0.070%
In excess of $9.25 billion but not exceeding $12 billion ................................    0.050%
In excess of $12 billion ................................................................    0.030%

            The fee breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor Family of Funds. The fee is allocated to each series of the HSBC Investor Family of Funds based upon its pro-rata share of net assets. For assets invested in Underlying Portfolios by LifeLine Funds, the Portfolios pay half of the administration fee, and the LifeLine Funds pay the other half, for a combination of the total fee rate above.

            The administration fees accrued for each class by Fund, of which 50% of such fees are deemed to be class specific since June 1, 2006 (100% was deemed class specific prior to that date), are as follows:

                            AGGRESSIVE                       MODERATE     CONSERVATIVE   CONSERVATIVE
                              GROWTH          GROWTH          GROWTH         GROWTH         INCOME
                           STRATEGY FUND   STRATEGY FUND       FUND           FUND           FUND
                           -------------   -------------   ------------   ------------   ------------
Class A Shares .........   $         774   $       2,593   $      2,823   $        801   $        406
Class B Shares .........             693           2,141          2,664            750            221
Class C Shares .........              52             176            272            103             63
                           -------------   -------------   ------------   ------------   ------------
Total Shares ...........   $       1,519   $       4,910   $      5,759   $      1,654   $        690
                           =============   =============   ============   ============   ============

            Pursuant to a Sub-Administration Agreement with HSBC, BISYS Fund Services Ohio, Inc. ("BISYS Ohio") a wholly-owned subsidiary of The BISYS Group, Inc, serves as the Trust's sub-administrator to each Fund subject to the general supervision of the Trust's Board of Trustees and HSBC. For these services, BISYS Ohio is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above, minus 0.02% (2 basis points) which is retained by HSBC.

            Under a Compliance Services Agreement between the Trusts and BISYS Ohio (the "CCO Agreement"), BISYS Ohio makes an employee available to serve as the Trust's Chief Compliance Officer (the "CCO"). Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Trust's compliance program, including support services to the CCO. For the services provided under the

                                              HSBC INVESTOR LIFELINE FUNDS    36

--------------------------------------------------------------------------------
HSBC INVESTOR LIFELINE FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS--OCTOBER 31, 2006 (CONTINUED)

      CCO Agreement, the HSBC Investor Family of Funds paid BISYS Ohio $240,000 for the year ended October 31, 2006, plus reimbursement of certain out of pocket expenses. Expenses incurred are reflected on the Statements of Operations as "Compliance service." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

      DISTRIBUTION PLAN:

            BISYS Fund Services Limited Partnership ("BISYS"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves the LifeLine Funds as Distributor (the "Distributor"). The Trust has adopted a non-compensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act. The Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25%, 1.00% and 1.00% of the average daily net assets of Class A Shares (currently not being charged), Class B Shares (currently charging 0.75%) and Class C Shares (currently charging 0.75%) of the LifeLine Funds, respectively. BISYS, as Distributor, also received $1,248,150, $797,394 and $18,602 in commissions from sales of HSBC Investor Family of Funds, for Class A Shares, Class B Shares and Class C Shares, respectively of which $1,247,785, $797,194 and $18,602, was reallowed to affiliated brokers and dealers, for Class A Shares, Class B Shares and Class C Shares, respectively.

      SHAREHOLDER SERVICING:

            The Trust has adopted an Administrative Services Plan which provides for payments to shareholder servicing agents (which currently consists of HSBC and its affiliates) for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee up to 0.25%, 0.25%, 0.25% and 0.75% that is computed daily and paid monthly equal to a percentage of average daily net assets of Class A Shares, Class B Shares, Class C Shares and Class R Shares of the Lifeline Funds, respectively. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Administrative Services Plan currently are not intended to exceed, in the aggregate, 0.25% of the average daily net assets of Class A Shares, 1.00% of the average daily net assets of Class B Shares and Class C Shares, and 0.75% of the average daily net assets of Class R Shares.

      FUND ACCOUNTING, TRANSFER AGENCY, CUSTODIAN AND TRUSTEE:

            BISYS Ohio provides fund accounting and transfer agency services for each Fund. As transfer agent for the LifeLine Funds, BISYS receives a fee based on the number of LifeLine Funds and shareholder accounts, subject to certain minimums and reimbursement of certain expenses. As fund accountant for the LifeLine Funds, BISYS receives an annual fee per Fund and share class, subject to certain minimums and reimbursement of certain expenses. HSBC Bank is the named Custodian for the LifeLine Funds, however, the LifeLine Funds maintained no securities for which such services were rendered during the period.

            Effective May 18, 2006 each of the six non-interested Trustees are compensated with a $35,000 annual Board retainer, as well as a $3,000 annual retainer for each Committee of the Board. Each non-interested Trustee also receives a $5,000 and $3,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. Furthermore, each non-interested Trustee receives compensation for attending special meetings and/or functioning as a Committee Chairperson or Lead Trustee. In addition, the non-interested Trustees are reimbursed for certain expenses incurred in connection with their Board membership.

            Prior to May 18, 2006 each of the six non-interested Trustees were compensated with a $24,000 annual Board retainer, as well as a $1,000 annual retainer for each Committee of the Board. Each non-interested Trustee also received a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively.

      FEE REDUCTIONS:

            The Investment Adviser has agreed to contractually limit through March 1, 2007 the total expenses, exclusive of interest, taxes, brokerage commissions and extraordinary expenses, of the LifeLine Funds. Each Fund Class has its own expense limitations based on the average daily net assets for any full fiscal year as follows: Class A 1.50%, Class B 2.25%, Class C 2.25% and Class R 2.00%.

            The Administrator and BISYS Ohio may voluntarily waive/reimburse fees to help support the expense limits of each Fund. In addition, the Investment Adviser may waive/reimburse additional fees at their discretion. Amounts

37    HSBC INVESTOR LIFELINE FUNDS

--------------------------------------------------------------------------------
                                                    HSBC INVESTOR LIFELINE FUNDS
--------------------------------------------------------------------------------

                     NOTES TO FINANCIAL STATEMENTS--OCTOBER 31, 2006 (CONTINUED)

      waived/reimbursed by the Investment Adviser, Administrator and BISYS Ohio are reported separately on the statements of operations. All contractual and any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be stopped at any time.

4.    INVESTMENT TRANSACTIONS:

            Aggregate contributions and withdrawals of the Underlying Portfolios for the period ended October 31, 2006 totaled:

                                               CONTRIBUTIONS   WITHDRAWALS
                                               -------------   ------------
            Aggressive Growth Fund .........   $   5,529,094   $    354,750
            Growth Strategy Fund ...........      15,742,029      1,471,960
            Moderate Growth Fund ...........      15,822,725      2,221,828
            Conservative Growth Fund .......       3,879,066      1,572,299
            Conservative Income Fund .......       1,194,406        629,755

5.    LEGAL AND REGULATORY MATTERS:

            On September 26, 2006 BISYS Fund Services, Inc. ("BISYS"), an affiliate of BISYS Fund Services Ohio, Inc. which provides various services to the Funds as described in footnote 3, reached a settlement with the Securities and Exchange Commission ("SEC") regarding the SEC's investigation related to BISYS' past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. Although BISYS has reached a settlement with the SEC, the LifeLine Funds' management is not aware that any determination has been made as to how the BISYS settlement monies will be distributed. The SEC's examination of BISYS' mutual fund clients and their advisers, including HSBC, has not been completed. While the LifeLine Funds' management is currently unable to determine the impact, if any, of such matters on the LifeLine Funds or the LifeLine Funds' financial statements, management does not anticipate a material, adverse impact to the LifeLine Funds or the Lifeline Funds' Financial Statements.

6.    FEDERAL INCOME TAX INFORMATION:

            The tax characteristics of dividends paid by the LifeLine Funds during the fiscal year ended October 31, 2006 were as follows:

                                         DIVIDENDS PAID FROM
                                     --------------------------
                                      ORDINARY    NET LONG TERM   TOTAL TAXABLE     TAX EXEMPT    TOTAL DIVIDENDS
FUND                                   INCOME     CAPITAL GAINS     DIVIDENDS     DISTRIBUTIONS       PAID(1)
----                                 ----------   -------------   -------------   -------------   ---------------
Aggressive Growth Fund ...........    $     --      $   9,058       $   9,058         $   --         $   9,058
Growth Strategy Fund .............          22         16,108          16,130             --            16,130
Moderate Growth Fund .............     188,594          7,543         196,137             --           196,137
Conservative Growth Fund .........      87,312             --          87,312             --            87,312
Conservative Income Fund .........      52,647             --          52,647             --            52,647

            The tax characteristics of dividends paid by the LifeLine Funds during the fiscal year ended October 31, 2005 were as follows:

                                         DIVIDENDS PAID FROM
                                     --------------------------
                                      ORDINARY    NET LONG TERM   TOTAL TAXABLE    TAX EXEMPT     TOTAL DIVIDENDS
FUND                                   INCOME     CAPITAL GAINS     DIVIDENDS     DISTRIBUTIONS       PAID(1)
----                                 ----------   -------------   -------------   -------------   ---------------
Moderate Growth Fund .............    $    189       $    --        $     189         $   --         $     189
Conservative Growth Fund .........         208            --              208             --               208
Conservative Income Fund .........       3,499            --            3,499             --             3,499

                                              HSBC INVESTOR LIFELINE FUNDS    38

--------------------------------------------------------------------------------
HSBC INVESTOR LIFELINE FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS--OCTOBER 31, 2006 (CONTINUED)

            As of October 31, 2006, the components of accumulated earnings/(deficit) on a tax basis for the LifeLine Funds were as follows:

                                                 UNDISTRIBUTED                           ACCUMULATED                        TOTAL
                   UNDISTRIBUTED  UNDISTRIBUTED    LONG TERM                             CAPITAL AND      UNREALIZE      ACCUMULATED
                     ORDINARY      TAX EXEMPT       CAPITAL     ACCUMULATED  DIVIDENDS      OTHER       APPRECIATION/     EARNINGS/
      FUND            INCOME         INCOME          GAINS       EARNINGS    PAYABLE(2)    LOSSES     (DEPRECIATION)(3)   (DEFICIT)
      ----         -------------  -------------  -------------  -----------  ----------  -----------  -----------------  -----------
Aggressive Growth
   Fund .........    $      --      $      --      $      --     $      --    $     --    $ (6,368)      $   603,158     $   596,790
Growth Strategy
   Fund .........       94,306             --        164,526       258,832          --          --         1,596,082       1,854,914
Moderate Growth
   Fund .........       35,375             --        208,376       243,751          --          --         1,378,241       1,621,992
Conservative
   Growth Fund ..        9,529             --         67,208        76,737          --          --           277,976         354,713
Conservative
   Income Fund ..        6,349             --          1,845         8,194      (5,720)         --            47,100          49,574

----------
(1) Total dividends paid may differ from the amount reported in the Statement of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

(2) Dividends payable may differ from the amount reported in the Statements of Assets and Liabilities because dividends reinvested on October 31, 2006 are booked as capital for financial reporting purposes but are reflected as a payable for tax purposes.

(3) The differences between book-basis and tax-basis unrealized appreciation/deprecation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments, the difference between book and tax amortization methods for premium and market discount, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, and the return of capital adjustments from real estate investment trusts.

            As of October 31, 2006, the following Fund had net capital loss carryforwards, which are available to offset future realized gains.

            FUND                                          AMOUNT   EXPIRES
            ----                                          ------   -------

            Aggressive Growth Fund ....................   $6,368    2014

39    HSBC INVESTOR LIFELINE FUNDS

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of
HSBC Investor LifeLine Funds:

      We have audited the accompanying statements of assets and liabilities of HSBC Investor Aggressive Growth Strategy Fund, HSBC Investor Growth Strategy Fund, HSBC Investor Moderate Growth Strategy Fund, HSBC Investor Conservative Growth Strategy Fund and HSBC Investor Conservative Income Strategy Fund (the Funds), including the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each period in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2006, and the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each period in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio
December 22, 2006

                                              HSBC INVESTOR LIFELINE FUNDS    40

--------------------------------------------------------------------------------
HSBC INVESTOR LIFELINE FUNDS
--------------------------------------------------------------------------------

OTHER FEDERAL INCOME TAX INFORMATION--OCTOBER 31, 2006 (UNAUDITED)

            For the fiscal year ended October 31, 2006, the following percentage of the total ordinary income dividends paid by the LifeLine Funds qualify for the corporate dividends received deduction available to corporate shareholders.

                                                                 DIVIDENDS
            FUND                                            RECEIVED DEDUCTION
            ----                                            ------------------

            Growth Strategy Fund ........................          80%
            Moderate Growth Fund ........................          37%
            Conservative Growth Fund ....................          20%
            Conservative Income Fund ....................           7%

            For the fiscal year ended October 31, 2006, dividends paid by the LifeLine Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The LifeLine Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2006 Form 1099-DIV.

                                                                QUALIFIED
                                                                 DIVIDEND
            FUND                                                  INCOME
            ----                                                ---------

            Growth Strategy Fund ........................         100%
            Moderate Growth Fund ........................          66%
            Conservative Growth Fund ....................          36%
            Conservative Income Fund ....................          11%

            During the fiscal year ended October 31, 2006, the following LifeLine Funds declared net long term capital gains distributions:

                                                                  AMOUNT
                                                                  ------

            Aggressive Growth Fund ......................        $  9,058
            Growth Strategy Fund ........................          16,108
            Moderate Growth Fund ........................           7,543

41    HSBC INVESTOR LIFELINE FUNDS

--------------------------------------------------------------------------------
                                                    HSBC INVESTOR LIFELINE FUNDS
--------------------------------------------------------------------------------

                    TABLE OF SHAREHOLDERS EXPENSES--OCTOBER 31, 2006 (UNAUDITED)

            As a shareholder of the HSBC Investor LifeLine Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and shareholder servicing fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the HSBC Investor LifeLine Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

            These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 through October 31, 2006.

      ACTUAL EXPENSES

            The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                                                  ANNUALIZED
                                                BEGINNING        ENDING        EXPENSE PAID      EXPENSE RATIO
                                              ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*     DURING PERIOD
                                                 5/1/06         10/31/06      5/1/06-10/31/06   5/1/06-10/31/06
                                              -------------   -------------   ---------------   ---------------
Aggressive Growth Strategy Fund     Class A     $1,000.00       $1,014.50         $  7.62            1.50%
                                    Class B      1,000.00        1,010.60           11.40            2.25%
                                    Class C      1,000.00        1,010.60           11.40            2.25%
Conservative Growth Strategy Fund   Class A      1,000.00        1,028.10            8.33            1.63%
                                    Class B      1,000.00        1,023.50           12.24            2.40%
                                    Class C      1,000.00        1,024.20           12.30            2.41%
Conservative Income Strategy Fund   Class A      1,000.00        1,027.90            8.43            1.65%
                                    Class B      1,000.00        1,024.00           12.24            2.40%
                                    Class C      1,000.00        1,019.50           14.35            2.82%
Growth Strategy Fund                Class A      1,000.00        1,022.20            7.80            1.53%
                                    Class B      1,000.00        1,018.90           11.65            2.29%
                                    Class C      1,000.00        1,018.80           11.65            2.29%
Moderate Growth Strategy Fund       Class A      1,000.00        1,028.00            8.08            1.58%
                                    Class B      1,000.00        1,023.30           11.88            2.33%
                                    Class C      1,000.00        1,023.30           12.04            2.36%

----------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                                              HSBC INVESTOR LIFELINE FUNDS    42

--------------------------------------------------------------------------------
HSBC INVESTOR LIFELINE FUNDS
--------------------------------------------------------------------------------

TABLE OF SHAREHOLDERS EXPENSES--OCTOBER 31, 2006 (UNAUDITED) (CONTINUED)

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

            The table below provides information about hypothetical account values and hypothetical expenses based on each HSBC Investor LifeLine Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

            Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                  ANNUALIZED
                                                BEGINNING        ENDING        EXPENSE PAID      EXPENSE RATIO
                                              ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*     DURING PERIOD
                                                 5/1/06         10/31/06      5/1/06-10/31/06   5/1/06-10/31/06
                                              -------------   -------------   ---------------   ---------------
Aggressive Growth Strategy Fund     Class A     $1,000.00       $1,017.64         $  7.63            1.50%
                                    Class B      1,000.00        1,013.86           11.42            2.25%
                                    Class C      1,000.00        1,013.86           11.42            2.25%
Conservative Growth Strategy Fund   Class A      1,000.00        1,016.99            8.29            1.63%
                                    Class B      1,000.00        1,013.11           12.18            2.40%
                                    Class C      1,000.00        1,013.06           12.23            2.41%
Conservative Income Strategy Fund   Class A      1,000.00        1,016.89            8.39            1.65%
                                    Class B      1,000.00        1,013.11           12.18            2.40%
                                    Class C      1,000.00        1,010.99           14.29            2.82%
Growth Strategy Fund                Class A      1,000.00        1,017.49            7.78            1.53%
                                    Class B      1,000.00        1,013.66           11.62            2.29%
                                    Class C      1,000.00        1,013.66           11.62            2.29%
Moderate Growth Strategy Fund       Class A      1,000.00        1,017.24            8.03            1.58%
                                    Class B      1,000.00        1,013.46           11.82            2.33%
                                    Class C      1,000.00        1,013.31           11.98            2.36%

----------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

43    HSBC INVESTOR LIFELINE FUNDS

--------------------------------------------------------------------------------
                                  HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                             SCHEDULE OF PORTFOLIO INVESTMENTS--OCTOBER 31, 2006

--------------------------------------------------------------------------------
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 44.7%
--------------------------------------------------------------------------------

                                                        SHARES OR
                                                        PRINCIPAL
                                                        AMOUNT($)     VALUE($)
                                                       ----------   -----------
FEDERAL HOME LOAN MORTGAGE CORP. - 4.3%
Pool #1B2655, 4.14%, 12/1/34 (a) ...................    1,559,661     1,545,870
Pool #1J1313, 6.58%, 6/1/36 ........................    2,055,189     2,085,555
Pool #C00368, 8.50%, 10/1/24 .......................       33,810        36,238
Pool #C00922, 8.00%, 2/1/30 ........................      218,412       229,944
Pool #C54447, 7.00%, 7/1/31 ........................       39,406        40,662
Pool #C60712, 6.50%, 11/1/31 .......................      625,614       641,534
Pool #C80387, 6.50%, 4/1/26 ........................       33,745        34,679
Pool #D62926, 6.50%, 8/1/25 ........................       20,404        20,940
Pool #G01317, 7.00%, 10/1/31 .......................      175,627       181,224
                                                                    -----------
                                                                      4,816,646
                                                                    -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.7%
Pool #253438, 8.50%, 9/1/30 ........................       55,696        59,891
Pool #255770, 5.50%, 7/1/35 ........................    4,358,875     4,310,043
Pool #329530, 7.00%, 12/1/25 .......................      101,168       104,672
Pool #329655, 7.00%, 11/1/25 .......................       44,889        46,444
Pool #356905, 7.06%, 10/1/36 (a) ...................      261,927       264,909
Pool #398958, 6.50%, 10/1/12 .......................       79,173        80,745
Pool #535332, 8.50%, 4/1/30 ........................       50,442        54,216
Pool #535440, 8.50%, 8/1/30 ........................       59,918        64,430
Pool #548965, 8.50%, 7/1/30 ........................       55,685        59,879
Pool #568486, 7.00%, 1/1/31 ........................       39,878        41,204
Pool #573752, 8.50%, 2/1/31 ........................       46,926        50,460
Pool #575328, 6.50%, 4/1/31 ........................       57,635        59,079
TBA December, 5.00%, 12/1/35 .......................    7,370,000     7,112,050
TBA December, 6.50%, 12/1/35 .......................    1,910,000     1,946,894
TBA December, 6.00%, 12/15/35 ......................    2,900,000     2,915,405
TBA November, 5.50%, 11/15/36 ......................    5,950,000     5,879,344
                                                                    -----------
                                                                     23,049,665
                                                                    -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.3%
Pool #346406, 7.50%, 2/15/23 .......................       70,219        73,232
Pool #412530, 7.50%, 12/15/25 ......................       92,567        96,644
Pool #781300, 7.00%, 6/15/31 .......................      166,934       172,709
TBA November, 6.00%, 11/15/36 ......................    1,080,000     1,094,514
                                                                    -----------
                                                                      1,437,099
                                                                    -----------
U.S. TREASURY BONDS - 3.4%
4.50%, 2/15/36 .....................................    3,890,000     3,754,457
                                                                    -----------
U.S. TREASURY INFLATION PROTECTED BONDS - 1.0%
2.50%, 7/15/16 .....................................    1,050,000     1,075,372
                                                                    -----------
U.S. TREASURY NOTES - 14.0%
4.875%, 4/30/08 ....................................    1,398,000     1,399,911
4.875%, 5/31/08 ....................................    5,850,000     5,859,829
5.125%, 6/30/08 ....................................      350,000       352,078
4.875%, 10/31/08 ...................................      800,000       802,687
4.50%, 2/15/09 .....................................    2,350,000     2,342,015
4.875%, 5/15/09 ....................................      450,000       452,566
4.75%, 3/31/11 .....................................      470,000       473,176
4.50%, 9/30/11 .....................................      950,000       946,697
4.875%, 8/15/16 ....................................    2,830,000     2,888,810
                                                                    -----------
                                                                     15,517,769
                                                                    -----------
TOTAL U.S. GOVERNMENT
   AND GOVERNMENT AGENCY
   OBLIGATIONS (COST $49,270,548) ..................                $49,651,008
                                                                    -----------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 24.4%
--------------------------------------------------------------------------------

                                                        SHARES OR
                                                        PRINCIPAL
                                                        AMOUNT($)     VALUE($)
                                                       ----------   -----------
AUTO MANUFACTURERS - 0.3%
General Motors Corp., 7.125%, 7/15/13 ..............      400,000       358,000
                                                                    -----------
BANKS - 0.3%
JP Morgan Chase Bank NA, 2.53%,
   1/3/12 (b)** ....................................      845,000       356,763
                                                                    -----------
BUILDING PRODUCTS - 1.1%
Masco Corp., 6.125%, 10/3/16 .......................    1,200,000     1,204,788
                                                                    -----------
CABLE - 0.6%
Comcast Corp., 6.50%, 1/15/15 ......................      650,000       680,237
                                                                    -----------
CHEMICALS - 0.4%
Lyondell Chemical Co., 8.25%, 9/15/16,
   Callable 9/15/11 @ 104.125 ......................      400,000       412,000
                                                                    -----------
COLLEGES & UNIVERSITIES - 1.5%
Tulane University of Louisiana, 6.21%,
   11/15/12 (a) (c) ................................    1,700,000     1,705,100
                                                                    -----------
ELECTRIC - 2.4%
General Electric Co., 5.00%, 2/1/13 ................    1,700,000     1,685,023
Progress Energy, Inc., 5.80%, 11/14/08,
   Callable 11/14/06 @ 100 (a) .....................    1,000,000     1,001,631
                                                                    -----------
                                                                      2,686,654
                                                                    -----------
FINANCE - 4.0%
Ford Motor Credit Corp., 5.80%, 1/12/09 ............    1,250,000     1,193,950
General Motors Acceptance Corp., 4.375%,
   12/10/07 ........................................    2,250,000     2,207,196
International Lease Finance Corp., 5.70%,
   7/1/11 (a) ......................................    1,000,000     1,004,873
                                                                    -----------
                                                                      4,406,019
                                                                    -----------
HOTELS & LODGING - 0.7%
MGM Mirage, Inc., 6.00%, 10/1/09 ...................      800,000       790,000
                                                                    -----------
OFFICE EQUIPMENT & SERVICES - 1.4%
Xerox Corp., 6.16%, 12/18/09 (a) ...................      550,000       552,750
Xerox Corp., 6.875%, 8/15/11 .......................      950,000       973,750
                                                                    -----------
                                                                      1,526,500
                                                                    -----------
OIL & GAS - 0.4%
Williams Partners LP, 7.50%, 6/15/11 (c) ...........      400,000       410,000
                                                                    -----------
REAL ESTATE - 1.1%
Realogy, Corp., 6.50%, 10/15/16 (c) ................    1,150,000     1,178,743
                                                                    -----------
RETAIL - 0.7%
Federated Department Stores, 6.90%,
   4/1/29 ..........................................      750,000       774,291
                                                                    -----------
TELECOMMUNICATIONS - 7.0%
AOL Time Warner, Inc., 7.70%, 5/1/32 ...............    1,000,000     1,138,892
AT&T, Inc., 5.10%, 9/15/14 .........................    1,150,000     1,120,293
Bell Atlantic Virginia, 7.625%, 12/1/12 ............    1,000,000     1,083,364
Bell Telephone Co. Pennsylvania, 8.75%,
   8/15/31 .........................................      850,000     1,027,181
Sprint Capital Corp., 8.75%, 3/15/32 ...............    1,600,000     1,976,730
Time Warner Entertainment Co., 8.375%,
   3/15/23 .........................................    1,300,000     1,534,449
                                                                    -----------
                                                                      7,880,909
                                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS.                HSBC INVESTOR PORTFOLIOS    44

--------------------------------------------------------------------------------
HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS--OCTOBER 31, 2006 (CONTINUED)

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS, CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES OR
                                                        PRINCIPAL
                                                        AMOUNT($)     VALUE($)
                                                       ----------   -----------

TRANSPORTATION - 1.5%
Burlington Northern Santa Fe Railway Co.,
   7.57%, 1/2/21 ...................................      309,623       349,673
Union Pacific Corp., 6.85%, 1/2/19 .................    1,218,585     1,308,711
                                                                    -----------
                                                                      1,658,384
                                                                    -----------
WASTE DISPOSAL - 1.0%
Allied Waste North America, 7.125%,
   5/15/16, Callable 5/15/11 @ 103.563 .............    1,150,000     1,138,500
                                                                    -----------
TOTAL CORPORATE OBLIGATIONS
   (COST $26,889,337) ..............................                 27,166,888
                                                                    -----------

--------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 13.8%
--------------------------------------------------------------------------------

Americredit Auto Receivables Trust
   Series 2004-DF, Class A3, 2.98%,
   7/6/09 ..........................................      610,420       605,432
Asset Backed Funding Certificates
   Series 2003-AHL1, Class A1, 3.68%,
   3/25/33 .........................................      738,743       722,079
Capital Auto Receivables Asset Trust
   Series 2006-1, Class A2A, 5.03%,
   9/15/08 .........................................    1,447,890     1,445,442
Capital One Auto Finance Trust
   Series 2006-B, Class A2, 5.53%,
   5/15/09 .........................................      600,000       601,508
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-WF2, Class AF2, 4.92%,
   8/25/35 .........................................      694,366       687,133
Countrywide Asset-Backed Certificates
   Series 2006-S4, Class A3, 5.80%,
   10/25/36 ........................................    1,060,000     1,057,875
DB Master Finance LLC Series 2006-1,
   Class A2, 5.78%, 6/20/31, (c) ...................      650,000       660,930
GMAC Mortgage Corp. Loan Trust
   Series 2006-HE3, Class A3, 5.805%,
   10/25/36 ........................................      900,000       903,622
GSAA Home Equity Trust Series 2006-15,
   Class AF3A, 5.88%, 9/25/36 ......................      870,000       872,071
MBNA Credit Card Master Note Trust
   Series 2006-A4, Class A4, 5.31%,
   9/15/11 (a) .....................................    2,000,000     2,000,452
Nomura Asset Acceptance Corp.
   Series 2006-AP1, Class A2, 5.515%,
   2/25/36 .........................................      750,000       745,483
SLM Student Loan Trust Series 2003-12,
   Class A3, 5.51%, 12/15/15 (a) ...................    1,838,989     1,843,552
Target Credit Card Master Trust
   Series 2002-1, Class A, 5.515%,
   6/27/11 (a) .....................................    3,200,000     3,202,795
                                                                    -----------
TOTAL ASSET BACKED SECURITIES
   (COST $15,333,281) ..............................                 15,348,374
                                                                    -----------
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 10.6%
--------------------------------------------------------------------------------
Banc of America Commercial Mortgage,
   Inc. Series 2006-3, Class A4, 5.89%,
   7/10/44 .........................................      760,000       792,415
Bear Stearns Commercial Mortgage
   Securities Series 2006-T24, Class A4,
   5.54%, 10/12/41 .................................    1,100,000     1,119,422
Citigroup Commercial Mortgage Trust
   Series 2006-C4, Class A3, 5.72%,
   3/15/49 (a) .....................................    1,000,000     1,035,973

--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES, CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES OR
                                                        PRINCIPAL
                                                        AMOUNT($)     VALUE($)
                                                       ----------   -----------
Citigroup/Deutsche Bank Commercial
   Mortgage Series 2006-CD3, Class A2,
   5.56%, 10/15/48 .................................    1,100,000     1,114,007
Commercial Mortgage Pass-Through
   Certificate Series 2005-FL11, Class A1,
   5.47%, 11/15/17 (a) (c) .........................      569,916       569,990
DLJ Mortgage Acceptance Corp. IO
   Series 1997-CF1, Class S, 0.90%,
   5/15/30 (c) (d) .................................      275,857         2,151
GMAC Commercial Mortgage Securities,
   Inc. IO Series 1996-C1, Class X2,
   2.89%, 10/15/28 (d) .............................       42,404             3
GMAC Commercial Mortgage Securities,
   Inc. Series 1999-C3, Class A2, 7.18%,
   8/15/36 .........................................    1,340,049     1,396,306
Greenwich Capital Commercial Funding
   Corp. Series 2005-GG3, Class A2,
   4.305%, 8/10/42 .................................    1,260,000     1,230,874
Greenwich Capital Commercial Funding
   Corp. Series 2006-GG7, Class A4,
   5.91%, 7/10/38 (a) ..............................    1,000,000     1,050,190
GS Mortgage Securities Corp. IO
   Series 1997-GL, Class X2, 0.82%,
   7/13/30 (d) .....................................      360,933         2,135
LB-UBS Commercial Mortgage Trust
   Series 2000-C3, Class A1, 7.95%,
   7/15/09 .........................................       45,349        45,564
LB-UBS Commercial Mortgage Trust
   Series 2006-C1, Class A4, 5.16%,
   2/15/31 .........................................    1,300,000     1,288,178
LB-UBS Commercial Mortgage Trust
   Series 2006-C6, Class A4, 5.37%,
   9/15/39 .........................................    1,100,000     1,105,918
Morgan Stanley Capital I
   Series 2006-IQ11, Class AM, 5.95%,
   10/15/42 (a) ....................................    1,000,000     1,035,638
                                                                    -----------
TOTAL COMMERCIAL MORTGAGE  BACKED SECURITIES
   (COST $11,632,494) ..............................                 11,788,764
                                                                    -----------

--------------------------------------------------------------------------------
FOREIGN BONDS - 8.8%
--------------------------------------------------------------------------------

CANADA - 1.9%
Conocophilips Canada, 5.625%, 10/15/16 .............    1,000,000     1,014,030
Nova Chemicals Corp., 6.50%, 1/15/12 ...............    1,200,000     1,128,000
                                                                    -----------
                                                                      2,142,030
                                                                    -----------
CAYMAN ISLANDS - 1.0%
Preferred Term Securities XXII, 5.73%,
   9/22/36, Callable 6/22/11 @ 100
   (a) (c) .........................................    1,100,000     1,102,750
                                                                    -----------
DOMINICAN REPUBLIC - 0.2%
Dominican Republic Treasury Bill, 13.00%,
   10/22/07 (b) (c) ................................      300,000       261,790
                                                                    -----------
ICELAND - 2.5%
Kaupthing Bank, 6.07%, 1/15/10 (a) (c) .............      500,000       499,745
Kaupthing Bank, 7.125%, 5/19/16 (c) ................      500,000       532,627
Kaupthing Bank, 6.125%, 10/4/16 (c) ................      500,000       508,027
Landsbanki Islands HF, 6.10%,
   8/25/09 (a) (c) .................................    1,250,000     1,250,262
                                                                    -----------
                                                                      2,790,661
                                                                    -----------

45    HSBC INVESTOR PORTFOLIOS                SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                  HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                 SCHEDULE OF PORTFOLIO INVESTMENTS--OCTOBER 31, 2006 (CONTINUED)

--------------------------------------------------------------------------------
FOREIGN BONDS, CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES OR
                                                        PRINCIPAL
                                                        AMOUNT($)     VALUE($)
                                                       ----------   -----------
KOREA - 1.3%
Citibank Korea Inc., 4.68%, 6/18/13,
   Callable 6/18/08 @ 100 (a) ......................    1,400,000     1,402,759
                                                                    -----------
UNITED KINGDOM - 1.9%
Barclays Bank plc, 5.93%, 12/15/16 (c) .............      700,000       706,734
Granite Master Issuer plc Series 2005-4,
   Class A3, 5.46%, 12/20/54 (a) ...................    1,400,000     1,400,154
                                                                    -----------
                                                                      2,106,888
                                                                    -----------
TOTAL FOREIGN BONDS
   (COST $9,707,560) ...............................                  9,806,878
                                                                    -----------

--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.4%
--------------------------------------------------------------------------------

Countrywide Home Loans
   Series 2005-HYB8, Class 2A1, 5.34%,
   12/20/35 (a) ....................................    1,520,345     1,520,676
Fannie Mae IO Series 2000-16, Class PS,
   3.28%, 10/25/29 (d) .............................       65,854         3,870
Fannie Mae IO Series 2000-32, Class SV,
   3.28%, 3/18/30 (d) ..............................       14,957           248
Fannie Mae IO Series 2001-4, Class SA,
   2.23%, 2/17/31 (d) ..............................      271,370        17,121
Fannie Mae IO Series 270, Class 2,
   8.50%, 9/1/23 (d) ...............................       56,363        12,295
Fannie Mae IO Series 296, Class 2,
   8.00%, 4/1/24 (d) ...............................       66,174        15,577
Fannie Mae IO Series 306, Class IO,
   8.00%, 5/1/30 (d) ...............................       80,259        18,792
FHA Weyerhauser, 7.43%, 1/1/24 (e) (f) .............       33,926        33,926
Freddie Mac IO Series 1534, Class K,
   2.025%, 6/15/23 (d) .............................      175,172         7,814
Freddie Mac IO Series 2141, Class SD,
   2.83%, 4/15/29 (d) ..............................      136,110        12,717
Freddie Mac IO Series 2247, Class SC,
   2.18%, 8/15/30 (d) ..............................       90,779         3,361
Freddie Mac Reference Remic
   Series R009, Class AJ, 5.75%, 12/15/18 ..........    1,350,000     1,357,863
Freddie Mac Series 2962, Class CJ, 5.50%,
   11/15/23 ........................................    1,926,276     1,927,686
Government National Mortgage Association
   IO Series 1999-30, Class S, 3.28%,
   8/16/29 (d) .....................................       75,200         5,169
Government National Mortgage Association
   IO Series 1999-30, Class SA, 2.68%,
   4/16/29 (d) .....................................      101,630         5,587
Government National Mortgage Association
   IO Series 1999-32, Class SB, 2.68%,
   7/16/27 (d) .....................................       16,710           225
J.P. Morgan Alternative Loan Trust
   Series 2005-S1, Class 2A9, 6.00%,
   12/25/35 ........................................    2,169,565     2,165,861
Morgan Stanley Mortgage Loan Trust
   Series 2006-3AR, Class 2A3, 5.90%,
   3/25/36 (a) .....................................    1,515,739     1,530,967
Residential Asset Securitization Trust
   Series 2006-A1, Class 1A3, 6.00%,
   4/25/36 .........................................      687,899       694,193
                                                                    -----------

--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES OR
                                                        PRINCIPAL
                                                        AMOUNT($)     VALUE($)
                                                       ----------   -----------
TOTAL COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $9,350,400) ...............................                  9,333,948
                                                                    -----------

--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 2.7%
--------------------------------------------------------------------------------

INVESTMENT COMPANIES - 2.7%
HSBC Investor Money Market Fund
   Class I Shares, 5.23% (g) * .....................    2,998,076     2,998,076
                                                                    -----------
TOTAL INVESTMENT COMPANIES
   (COST $2,998,076) ...............................                  2,998,076
                                                                    -----------
TOTAL INVESTMENTS
   (COST $125,181,696) - 113.4% ....................                126,093,936
                                                                    ===========

----------
Percentages indicated are based on net assets of $111,191,931.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on October 31, 2006. The maturity dates presented reflect the final maturity date. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Discount note. Rate presented represents the effective yield at time of purchase.

(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(d) Interest-Only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-Only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate adjusts periodically based on the pay off of the underlying mortgage. The interest rate presented represents the rates in effect on October 31, 2006. The principal amount shown is the notional amount of the underlying mortgages.

(e) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using Board approved procedures, has deemed these securities to be illiquid. Represents 0.03% of net assets.

(f) Security was fair valued as of October 31, 2006. Represents 0.03% of net assets.

(g) Variable rate security. The rates presented represent the annualized one day yield that was in effect on October 31, 2006.

 *    Investment in affiliate.

**    The principal amount of the security is denominated in Brazilian Real.

IO -  Interest-only security. Represents 0.10% of net assets.

TBA - Security was traded on a "to be announced" basis. Represents 17.04% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.                HSBC INVESTOR PORTFOLIOS    46

--------------------------------------------------------------------------------
HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS--OCTOBER 31, 2006 (CONTINUED)

At October 31, 2006, the Portfolio's open forward currency contracts were as follows:

                                                        CONTRACT
                                                         AMOUNT       CONTRACT                    UNREALIZED
                                           DELIVERY      (LOCAL         VALUE                    APPRECIATION/
CURRENCY                                     DATE       CURRENCY)   (U.S. DOLLAR)     VALUE     (DEPRECIATION)
--------                                   ---------   ----------   -------------   ---------   --------------
SHORT CONTRACTS
Icelandic Krona vs. U.S. Dollar ........   11/2/2006   18,643,438     $ 273,436     $ 275,668     $  (2,232)
Mexican Nuevo Peso vs. U.S. Dollar .....   11/1/2006    6,143,733       573,966       571,494         2,472
                                                                      ---------     ---------     ---------
TOTAL SHORT CONTRACTS ............................................    $ 847,402     $ 847,162     $     240
                                                                      =========     =========     =========

47    HSBC INVESTOR PORTFOLIOS                SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                             SCHEDULE OF PORTFOLIO INVESTMENTS--OCTOBER 31, 2006

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 96.7%
--------------------------------------------------------------------------------

                                                        SHARES OR
                                                        PRINCIPAL
                                                        AMOUNT($)     VALUE($)
                                                       ----------   -----------
ADVERTISING SERVICES - 3.4%
Iron Mountain, Inc., 8.625%, 4/1/13,
   Callable 4/1/06 @ 104.313 .......................      250,000       257,500
R.H. Donnelley Corp., 6.875%, 1/15/13,
   Callable 1/15/09 @ 103.438 ......................      100,000        94,125
R.H. Donnelley Corp., 6.875%, 1/15/13,
   Callable 1/15/09 @ 103.438 ......................       90,000        84,713
                                                                    -----------
                                                                        436,338
                                                                    -----------
AEROSPACE & DEFENCE - 0.8%
DRS Technologies, Inc., 7.625%, 2/1/18,
   Callable 2/1/11 @ 103.813 .......................      100,000       102,250
                                                                    -----------
APPAREL MANUFACTURERS - 1.5%
Levi Strauss & Co., 8.875%, 4/1/16,
   Callable 4/1/11 @ 104.44 ........................       50,000        51,375
Quiksilver, Inc., 6.875%, 4/15/15, Callable
   04/15/10 @ 103.44 ...............................      150,000       144,375
                                                                    -----------
                                                                        195,750
                                                                    -----------
AUTO MANUFACTURERS - 1.1%
General Motors Corp., 7.125%, 7/15/13 ..............      150,000       134,250
                                                                    -----------
BUILDING & CONSTRUCTION PRODUCTS - 2.3%
Ainsworth Lumber Co. Ltd., 7.25%,
   10/1/12, Callable 10/1/08 @ 103.63 ..............      150,000       111,375
Interline Brands, Inc., 8.125%, 6/15/14,
   Callable 6/15/10 @ 104.06 .......................       50,000        51,125
Ply Gem Industries, Inc., 9.00%, 2/15/12,
   Callable 2/15/08 @ 104.50 .......................      150,000       125,250
                                                                    -----------
                                                                        287,750
                                                                    -----------
CABLE TELEVISION - 3.9%
Cablevision Systems Corp., 8.00%, 4/15/12 ..........      250,000       242,813
Mediacom LLC, 7.875%, 2/15/11, Callable
   2/15/06 @ 103.938 ...............................      250,000       248,750
                                                                    -----------
                                                                        491,563
                                                                    -----------
CHEMICALS - 4.6%
Georgia Gulf Corp., 9.50%, 10/15/14,
   Callable 10/15/10 @ 104.75 (a) ..................       75,000        73,875
Huntsman International LLC, 7.875%,
   11/15/14, Callable 11/15/10 @103.94 (a) .........       35,000        35,219
JohnsonDiversey, Inc., 9.625%, 5/15/12,
   Callable 5/15/07 @ 104.813 ......................      250,000       255,312
Lyondell Chemical Co., 8.00%, 9/15/14,
   Callable 9/15/10 @ 104 ..........................       25,000        25,563
Lyondell Chemical Co., 8.25%, 9/15/16,
   Callable 9/15/11 @ 104.125 ......................       25,000        25,750
Millennium America, Inc., 9.25%, 6/15/08 ...........       25,000        25,750
PQ Corp., 7.50%, 2/15/13, Callable
   02/15/09 @ 103.75 ...............................      150,000       143,624
                                                                    -----------
                                                                        585,093
                                                                    -----------
COMPUTER SERVICES - 0.2%
Compucom Systems, Inc., 12.00%, 11/1/14,
   Callable 11/1/10 @ 106 (a) ......................       25,000        25,156
                                                                    -----------
COMPUTER SOFTWARE - 0.4%
Activant Solutions Holdings, Inc., 9.50%,
   5/1/16, Callable 5/1/11 @ 104.75 (a) ............       50,000        46,500
                                                                    -----------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS, CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES OR
                                                        PRINCIPAL
                                                        AMOUNT($)     VALUE($)
                                                       ----------   -----------
CONTAINERS-PAPER AND PLASTIC - 3.5%
Solo Cup Co., 8.50%, 2/15/14, Callable
   2/15/09 @ 104.25 ................................      250,000       211,250
Stone Container Finance Co. of Canada,
   7.375%, 7/15/14, Callable 7/15/09
   @ 103.688 .......................................      250,000       229,688
                                                                    -----------
                                                                        440,938
                                                                    -----------
DISTRIBUTION & WHOLESALE - 0.8%
Baker & Taylor, Inc., 11.50%, 7/1/13,
   Callable 7/1/10 @ 105.75 (a) ....................      100,000       100,000
                                                                    -----------
DIVERSIFIED OPERATIONS - 0.6%
Stripes Acquisition LLC/Susser Finance
   Corp., 10.625%, 12/15/13, Callable
   12/15/09 @ 105.313 (a) ..........................       72,000        78,120
                                                                    -----------
EDUCATION - 0.4%
Education Management LLC, 8.75%,
   6/1/14, Callable 6/1/10 @104.38 (a) .............       25,000        25,625
Education Management LLC, 10.25%,
   6/1/16, Callable 6/1/11 @ 105.13 (a) ............       25,000        25,938
                                                                    -----------
                                                                         51,563
                                                                    -----------
ELECTRIC - 1.3%
AES Corp., 7.75%, 3/1/14 ...........................       60,000        62,850
CMS Energy Corp., 6.875%, 12/15/15 .................      100,000       101,750
                                                                    -----------
                                                                        164,600
                                                                    -----------
ENERGY - 3.7%
Copano Energy LLC, 8.125%, 3/1/16,
   Callable 3/1/11 @ 104.06 ........................       80,000        81,400
Massey Energy, Co., 6.875%, 12/15/13,
   Callable 12/15/09 @ 103.44 ......................      100,000        93,750
Mirant North America LLC, 7.375%,
   12/31/13, Callable 12/31/09 @ 103.688 ...........       50,000        50,563
Williams Cos., 6.375%, 10/1/10 (a) .................      250,000       248,750
                                                                    -----------
                                                                        474,463
                                                                    -----------
FINANCE - 10.6%
Basell AF SCA, 8.375%, 8/15/15, Callable
   8/15/10 @ 104.188 (a) ...........................      250,000       253,750
CCM Merger, Inc., 8.00%, 8/1/13, Callable
   8/1/09 @ 104 (a) ................................      250,000       240,938
Crystal U.S. Holdings Corp., 0.00%,
   10/1/14, Rate set to step up to 10.5%
   on 10/1/09, Callable 10/1/09 @
   105.25 (b) (c) ..................................      250,000       210,000
Ford Motor Credit Co., 7.375%, 10/28/09 ............      250,000       243,343
Ford Motor Credit Co., 7.375%, 2/1/11 ..............       50,000        47,774
General Motors Accept Corp., 6.875%,
   8/28/12 .........................................      300,000       300,804
Nalco Finance Holdings, Inc., 0.00%,
   2/1/14, Rate set to step to 9.0% on
   2/1/09, Callable 2/1/09 @ 104.5 (b) (c) .........       75,000        60,750
                                                                    -----------
                                                                      1,357,359
                                                                    -----------
GAMBLING - 6.5%
Choctaw Resort Development
   Entertainment, 7.25%, 11/15/19, Callable
   11/15/11 @ 103.63 (b) ...........................       50,000        49,750
Greektown Holdings, Inc., 10.75%, 12/1/13,
   Callable 12/1/10 @ 105.375 (b) ..................      100,000       105,749
Inn of the Mountain Gods, 12.00%,
   11/15/10, Callable 11/15/07 @ 106 ...............       50,000        53,500

SEE NOTES TO FINANCIAL STATEMENTS.                HSBC INVESTOR PORTFOLIOS    48

--------------------------------------------------------------------------------
HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS--OCTOBER 31, 2006 (CONTINUED)

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS, CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES OR
                                                       PRINCIPAL
                                                       AMOUNT($)     VALUE($)
                                                       ----------   -----------
Isle of Capri Casinos, Inc., 7.00%, 3/1/14,
   Callable 3/1/09 @ 103.50 ........................      250,000       239,999
MGM MIRAGE, Inc., 6.75%, 4/1/13 ....................      100,000        97,000
MTR Gaming Group, Inc., 9.00%, 6/1/12,
   Callable 6/1/09 @ 104.50 (a) ....................      100,000       101,375
Pokagon Gaming Authority, 10.375%,
   6/15/14, Callable 6/15/10 @ 105.19 (a) ..........       75,000        80,438
San Pasqual Casino, 8.00%, 9/15/13,
   Callable 9/15/09 @ 104 (b) ......................       25,000        25,500
Turning Stone Resort Casino, 9.125%,
   9/15/14, Callable 9/15/10 @ 104.563 (a) .........       75,000        76,313
                                                                    -----------
                                                                        829,624
                                                                    -----------
INTERNET SERVICES - 0.4%
Atlantic Broadband Finance LLC, 9.375%,
   1/15/14, Callable 01/15/09 @ 104.69 .............       50,000        49,750
                                                                    -----------
LEISURE - 2.9%
AMC Entertainment, Inc., 11.00%, 2/1/16,
   Callable 2/1/11 @ 105.5 .........................      100,000       110,625
K2, Inc., 7.375%, 7/1/14, Callable 7/1/09
   @ 103.688 .......................................      258,000       255,420
                                                                    -----------
                                                                        366,045
                                                                    -----------
MACHINERY--FARM - 0.4%
Case New Holland, Inc., 7.125%, 3/1/14,
   Callable 3/1/10 @ 103.563 .......................       50,000        50,375
                                                                    -----------
MANUFACTURING - 0.8%
AGY Holding Corp., 11.00%, 11/15/14,
   Callable 11/15/10 @ 105.50 (a) ..................       50,000        50,250
Libbey Glass, Inc., 12.435%, 6/1/11,
   Callable 6/1/08 @ 107.50 (a) ....................       25,000        26,500
Nutro Products, Inc., 10.75%, 4/15/14,
   Callable 4/15/09 @ 108.063 (a) ..................       25,000        26,875
                                                                    -----------
                                                                        103,625
                                                                    -----------
MEDICAL - 1.6%
MultiPlan, Inc., 10.375%, 4/15/16, Callable
   4/15/11 @ 105.188 (a) ...........................      100,000       100,000
Omnicare, Inc., 6.75%, 12/15/13, Callable
   12/15/09 @ 103.375 ..............................      100,000        98,000
                                                                    -----------
                                                                        198,000
                                                                    -----------
METAL PROCESSORS & FABRICATION - 1.1%
PNA Group, Inc., 10.75%, 9/1/16, Callable
   9/1/11 @ 105.375 (a) ............................       50,000        51,500
TriMas Corp., 9.875%, 6/15/12, Callable
   6/15/07 @ 104.938 ...............................      100,000        94,250
                                                                    -----------
                                                                        145,750
                                                                    -----------
METALS & MINING - 3.1%
AK Steel Corp., 7.75%, 6/15/12, Callable
   6/15/07 @ 103.875 ...............................      200,000       200,000
Gibraltar Industries, Inc., 8.00%, 12/1/15,
   Callable 12/1/10 @ 104 ..........................      150,000       148,500
International Coal Group, Inc., 10.25%,
   7/15/14, Callable 7/15/10 @ 105.13 (a) ..........       50,000        48,625
                                                                    -----------
                                                                        397,125
                                                                    -----------
OIL & GAS - 10.5%
Chaparral Energy, Inc., 8.50%, 12/1/15,
   Callable 12/1/10 @ 104.25 .......................      100,000        99,750
Chesapeake Energy Corp., 6.875%,
   1/15/16, Callable 1/15/09 @ 103.438 .............      250,000       248,124

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS, CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES OR
                                                        PRINCIPAL
                                                        AMOUNT($)     VALUE($)
                                                       ----------   -----------
Clayton Williams Energy, Inc., 7.75%,
   8/1/13, Callable 8/1/09 @ 103.875 ...............      200,000       184,500
Colorado Interstate Gas Co., 6.80%,
   11/15/15 ........................................      150,000       152,440
Compton Petroleum Finance Corp.,
   7.625%, 12/1/13, Callable 12/1/09 @
   103.813 .........................................      250,000       236,875
El Paso Production Holdings, 7.75%,
   6/1/13, Callable 6/1/08 @ 103.875 ...............      150,000       153,750
Inergy LP/Inergy Finance, 8.25%, 3/1/16,
   Callable 3/1/11 @ 104.13 ........................      100,000       103,750
Pogo Producing Co., 7.875%, 5/1/13,
   Callable 5/1/10 @ 103.94 (a) ....................      100,000       101,750
Swift Energy Co., 7.625%, 7/15/11,
   Callable 7/15/08 @ 103.81 .......................       50,000        50,125
                                                                    -----------
                                                                      1,331,064
                                                                    -----------
PAPER & RELATED PRODUCTS - 4.1%
Abitibi-Consolidated Co. of Canada,
   8.375%, 4/1/15 ..................................      250,000       217,813
Exopack Holding Corp., 11.25%, 2/1/14,
   Callable 2/1/10 @ 105.625 (a) ...................       50,000        52,375
Georgia-Pacific Corp., 7.70%, 6/15/15 ..............      150,000       152,250
Norampac, Inc., 6.75%, 6/1/13, Callable
   6/1/08 @ 103.38 .................................      100,000        96,250
                                                                    -----------
                                                                        518,688
                                                                    -----------
PIPELINES - 1.6%
Dynegy Holdings, Inc., 8.375%, 5/1/16 ..............      150,000       154,125
Semgroup LP, 8.75%, 11/15/15, Callable
   11/15/10 @ 104.375 (a) ..........................       50,000        50,375
                                                                    -----------
                                                                        204,500
                                                                    -----------
PRINTING - 0.8%
Sheridan Group, Inc., 10.25%, 8/15/11,
   Callable 08/15/07 @ 105.12 ......................      100,000       102,000
                                                                    -----------
PUBLISHING - 2.3%
Block Communications, Inc., 8.25%,
   12/15/15, Callable 12/15/10 @
   104.125 (a) .....................................       50,000        49,250
Morris Publishing, 7.00%, 8/1/13, Callable
   8/1/08 @ 103.50 .................................      250,000       237,813
                                                                    -----------
                                                                        287,063
                                                                    -----------
RENTAL--AUTO AND EQUIPMENT - 1.6%
Avis Budget Car Rental, Inc., 7.625%,
   5/15/14, Callable 5/15/10 @ 103.81 (a) ..........      100,000        97,750
Hertz Corp., 8.875%, 1/1/14, Callable
   1/1/10 @ 104.44 (b) .............................      100,000       104,500
                                                                    -----------
                                                                        202,250
                                                                    -----------
RESEARCH AND TESTING SERVICES - 0.4%
Sensata Technologies BV, 8.00%, 5/1/14,
   Callable 5/1/10 @ 104 (a) .......................       50,000        48,250
                                                                    -----------
RESTAURANTS - 2.7%
Buffets, Inc., 12.50%, 11/1/14, Callable
   11/1/10 @ 106.25 (a) ............................       50,000        50,250
Dave & Busters, Inc., 11.25%, 3/15/14,
   Callable 3/15/10 @ 105.62 .......................       50,000        48,500
Landry's Restaurants, Inc., 7.50%,
   12/15/14, Callable 12/15/09 @ 103.75 ............      200,000       191,000

49    HSBC INVESTOR PORTFOLIOS                SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                 HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                 SCHEDULE OF PORTFOLIO INVESTMENTS--OCTOBER 31, 2006 (CONTINUED)

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS, CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES OR
                                                        PRINCIPAL
                                                        AMOUNT($)     VALUE($)
                                                       ----------   -----------
NPC International, Inc., 9.50%, 5/1/14,
   Callable 5/1/10 @ 104.75 (a) ....................       50,000        50,625
                                                                    -----------
                                                                        340,375
                                                                    -----------
RETAIL - 2.3%
Linens 'N Things, Inc., 11.00%, 1/15/14,
   Callable 1/15/08 @ 102 (b) ......................       50,000        49,000
The Jean Coutu Group PJC, Inc., 8.50%,
   8/1/14, Callable 8/1/09 @ 104.25 ................      250,000       245,313
                                                                    -----------
                                                                        294,313
                                                                    -----------
SEISMIC DATA COLLECTION - 0.4%
CIE Gener de Geophysique, 7.50%,
   5/15/15, Callable 5/15/10 @ 103.75 ..............       50,000        49,375
                                                                    -----------
SPECIAL PURPOSE ENTITY - 0.4%
TFS Acquisition Corp., 12.90%, 8/1/14,
   Callable 8/1/10 @ 106.50 (a) (b) ................       50,000        49,438
                                                                    -----------
TELECOMMUNICATIONS - 11.7%
Centennial Communications Corp., 10.00%,
   1/1/13, Callable 1/1/09 @ 107.50 ................      100,000       103,750
Cincinnati Bell, Inc., 8.375%, 1/15/14,
   Callable 1/15/09 @ 104.1885 .....................      250,000       254,999
Cricket Communications I, 9.375%,
   11/1/14, Callable 11/1/10 @ 104.69 (a) ..........       50,000        51,000
Insight Midwest L.P., 9.75%, 10/1/09,
   Callable 10/1/07 @ 100 ..........................      250,000       254,374
Level 3 Financing, Inc., 9.25%, 11/1/14,
   Callable 11/1/10 @ 104.63 (a) ...................       50,000        50,313
Metropcs Wireless, Inc., 9.25%, 11/1/14,
   Callable 11/1/10 @ 104.625 (a) ..................       50,000        50,438
Nordic Telephone Co. Holdings, 8.875%,
   5/1/16, Callable 5/1/11 @ 104.438 (a) ...........       50,000        52,375
NTL Cable plc, 9.125%, 8/15/16, Callable
   8/15/11 @ 104.56 ................................      125,000       131,406
Panamsat Corp., 9.00%, 6/15/16, Callable
   6/15/11 @ 104.50 (a) ............................       50,000        52,250
Qwest Corp., 5.625%, 11/15/08 ......................      150,000       149,437
Rural Cellular Corp., 9.75%, 1/15/10,
   Callable 1/15/07 @ 103.25 .......................       50,000        50,625
Suncom Wireless Holdings, Inc., 8.50%,
   6/1/13, Callable 6/1/08 @ 104.25 ................      150,000       142,500

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS, CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES OR
                                                        PRINCIPAL
                                                        AMOUNT($)     VALUE($)
                                                       ----------   -----------
West Corp., 11.00%, 10/15/16, Callable
   10/15/11 @ 105.50 (b) ...........................       25,000        25,063
Wind Acquisition Financial SA, 10.75%,
   12/1/15, Callable 12/1/10 @ 105.375 (a) .........      100,000       111,125
Windstream Corp., 8.625%, 8/1/16,
   Callable 8/1/11 @ 104.31 (a) ....................       25,000        26,969
                                                                    -----------
                                                                      1,506,624
                                                                    -----------
WASTE DISPOSAL - 2.0%
Allied Waste North America, Inc., 7.375%,
   4/15/14, Callable 4/15/09 @ 103.688 .............      250,000       248,750
                                                                    -----------
TOTAL CORPORATE OBLIGATIONS
   (COST $12,228,088) ..............................                 12,294,677
                                                                    -----------

--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 2.2%
--------------------------------------------------------------------------------

Investors Bank Trust Cash Reserve,
   3.65% (d) .......................................      281,588       281,588
                                                                    -----------
TOTAL INVESTMENT COMPANIES
   (COST $281,588) .................................                    281,588
                                                                    -----------
TOTAL INVESTMENTS
   (COST $12,509,676) - 98.9% ......................                 12,576,265
                                                                    ===========

----------

Percentages indicated are based on net assets of $12,718,765.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on October 31, 2006. The maturity dates presented reflect the final maturity date. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c)   Step Bond. Income recognition is on the effective yield method for Step
      Bonds.

(d) Variable rate security. The rates presented represent the annualized one day yield that was in effect on October 31, 2006.

SEE NOTES TO FINANCIAL STATEMENTS.                HSBC INVESTOR PORTFOLIOS    50

--------------------------------------------------------------------------------
HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS--OCTOBER 31, 2006

--------------------------------------------------------------------------------
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 36.9%
--------------------------------------------------------------------------------

                                                        SHARES OR
                                                        PRINCIPAL
                                                        AMOUNT($)     VALUE($)
                                                       ----------   -----------
FEDERAL HOME LOAN MORTGAGE CORP. - 3.5%
Pool #1B2655, 4.14%, 12/1/34 (a) ...................      288,826       286,272
Pool #1J1313, 6.58%, 6/1/36 ........................      382,361       388,010
                                                                    -----------
                                                                        674,282
                                                                    -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.0%
Pool #255770, 5.50%, 7/1/35 ........................      888,703       878,747
Pool #740686, 6.50%, 10/1/33 .......................      539,712       552,694
TBA December, 5.00%, 12/1/35 .......................    1,300,000     1,254,500
TBA December, 6.00%, 12/15/35 ......................      600,000       603,187
TBA November, 5.50%, 11/15/36 ......................    1,000,000       988,125
                                                                    -----------
                                                                      4,277,253
                                                                    -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.0%
TBA November, 6.00%, 11/15/36 ......................      200,000       202,688
                                                                    -----------
U.S. TREASURY INFLATION PROTECTED BONDS - 1.0%
2.50%, 7/15/16 .....................................      200,000       204,833
                                                                    -----------
U.S. TREASURY NOTES - 9.4%
5.125%, 6/30/08 ....................................       50,000        50,297
4.625%, 9/30/08 ....................................    1,200,000     1,198,077
4.875%, 10/31/08 ...................................      150,000       150,504
4.50%, 9/30/11 .....................................      265,000       264,079
4.875%, 8/15/16 ....................................      150,000       153,117
                                                                    -----------
                                                                      1,816,074
                                                                    -----------
TOTAL U.S. GOVERNMENT AND
   GOVERNMENT AGENCY
   OBLIGATIONS (COST $7,153,629) ...................                  7,175,130
                                                                    -----------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 26.6%
--------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.2%
General Motors Corp., 7.125%, 7/15/13 ..............       50,000        44,750
                                                                    -----------
BUILDING PRODUCTS - 1.0%
Masco Corp., 6.125%, 10/3/16 .......................      200,000       200,798
                                                                    -----------
CABLE - 1.6%
Comcast Corp., 6.50%, 1/15/15 ......................      300,000       313,956
                                                                    -----------
CHEMICALS - 0.4%
Lyondell Chemical Co., 8.25%, 9/15/16,
   Callable 9/15/11 @ 104.125 ......................       75,000        77,250
                                                                    -----------
COLLEGES & UNIVERSITIES - 2.1%
Tulane University of Louisiana, 6.21%,
   11/15/12 (a) (b) ................................      400,000       401,200
                                                                    -----------
ELECTRIC - 2.8%
General Electric Co., 5.00%, 2/1/13 ................      300,000       297,357
Progress Energy, Inc., 5.80%, 11/14/08,
   Callable 11/14/06 @ 100 (a) .....................      250,000       250,408
                                                                    -----------
                                                                        547,765
                                                                    -----------
FINANCE - 4.9%
Ford Motor Credit Corp., 5.80%, 1/12/09 ............      275,000       262,669
General Motors Acceptance Corp., 4.375%,
   12/10/07 ........................................      500,000       490,488
International Lease Finance Corp., 5.70%,
   7/1/11 (a) ......................................      200,000       200,975
                                                                    -----------
                                                                        954,132
                                                                    -----------
HOTELS & LODGING - 0.5%
MGM Mirage, Inc., 6.00%, 10/1/09 ...................      100,000        98,750
                                                                    -----------
MEDIA - 2.1%
Time Warner Entertainment, 8.875%, 10/1/12 .........      350,000       403,788
                                                                    -----------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS, CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES OR
                                                        PRINCIPAL
                                                        AMOUNT($)     VALUE($)
                                                       ----------   -----------
OFFICE EQUIPMENT & SERVICES - 1.6%
Xerox Corp., 6.16%, 12/18/09 (a) ...................      100,000       100,500
Xerox Corp., 6.875%, 8/15/11 .......................      200,000       205,000
                                                                    -----------
                                                                        305,500
                                                                    -----------
OIL & GAS - 0.4%
Williams Partners LP, 7.50%, 6/15/11, (b) ..........       75,000        76,875
                                                                    -----------
TELECOMMUNICATIONS - 5.0%
AT&T, Inc., 5.10%, 9/15/14 .........................      300,000       292,250
Bell Atlantic Virginia, 7.625%, 12/1/12 ............      200,000       216,673
Sprint Capital Corp., 8.75%, 3/15/32 ...............      150,000       185,318
Verizon Pennsylvania, Inc., 5.65%, 11/15/11 ........      275,000       276,690
                                                                    -----------
                                                                        970,931
                                                                    -----------
TRANSPORTATION - 2.9%
Burlington Northern Santa Fe Railway Co.,
   4.83%, 1/15/23 ..................................      279,656       279,326
Union Pacific Railroad, 5.08%, 1/2/29 ..............      299,958       290,887
                                                                    -----------
                                                                        570,213
                                                                    -----------
WASTE DISPOSAL - 1.1%
Allied Waste North America, 7.125%,
   5/15/16, Callable 5/15/11 @ 103.563 .............      225,000       222,750
                                                                    -----------
TOTAL CORPORATE OBLIGATIONS
   (COST $5,160,758) ...............................                  5,188,658
                                                                    -----------

--------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 16.9%
--------------------------------------------------------------------------------

Americredit Auto Receivables Trust Series
   2004-DF, Class A3, 2.98%, 7/6/09 ................      122,084       121,086
Asset Backed Funding Certificates Series
   2003-AHL1, Class A1, 3.68%, 3/25/33 .............      210,318       205,574
Capital One Auto Finance Trust Series
   2006-B, Class A2, 5.53%, 5/15/09 ................      110,000       110,277
Citigroup Mortgage Loan Trust, Inc. Series
   2005-WF2, Class AF2, 4.92%, 8/25/35 .............      121,819       120,550
Countrywide Asset-Backed Certificates Series
   2006-S4, Class A3, 5.80%, 7/25/34 ...............      210,000       209,579
DB Master Finance LLC Series 2006-1,
   Class A2, 5.78%, 6/20/31 (b) ....................      130,000       132,186
GMAC Mortgage Corp. Loan Trust Series
   2006-HE3, Class A3, 5.805%, 10/25/36 ............      170,000       170,684
GSAA Home Equity Trust Series 2006-15,
   Class AF3A, 5.88%, 9/25/36 ......................      160,000       160,381
MBNA Credit Card Master Note Trust Series
   2003-A3, Class A3, 5.44%, 8/16/10 (a) ...........      500,000       500,804
MBNA Credit Card Master Note Trust Series
   2006-A4, Class A4, 5.31%, 9/15/11 (a) ...........      500,000       500,113
Nomura Asset Acceptance Corp. Series
   2006-AP1, Class A2, 5.515%, 2/25/36 .............      150,000       149,097
SLM Student Loan Trust Series 2003-12,
   Class A3, 5.51%, 12/15/15 (a) ...................      367,798       368,710
Target Credit Card Master Trust Series
   2002-1, Class A, 5.515%, 6/27/11 (a) ............      550,000       550,479
                                                                    -----------
TOTAL ASSET BACKED SECURITIES
   (COST $3,297,802) ...............................                  3,299,520
                                                                    -----------

51    HSBC INVESTOR PORTFOLIOS                SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                      HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                 SCHEDULE OF PORTFOLIO INVESTMENTS--OCTOBER 31, 2006 (CONTINUED)

--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 10.9%
--------------------------------------------------------------------------------

                                                        SHARES OR
                                                        PRINCIPAL
                                                        AMOUNT($)     VALUE($)
                                                       ----------   -----------
Banc of America Commercial Mortgage, Inc.
   Series 2006-3, Class A4, 5.89%, 7/10/44 .........      140,000       145,971
Bear Stearns Commercial Mortgage Securities
   Series 2006-T24, Class A4, 5.54%, 10/12/41 ......      200,000       203,531
Citigroup Commercial Mortgage Trust Series
   2006-C4, Class A3, 5.72%, 3/15/49 (a) ...........      180,000       186,475
Citigroup/Deutsche Bank Commercial
   Mortgage Series 2006-CD3, Class A2,
   5.56%, 10/15/48 .................................      200,000       202,547
Commercial Mortgage Pass-Through
   Certificate Series 2005-FL11, Class A1,
   5.47%, 11/15/17 (a) (b) .........................      140,143       140,161
GMAC Commercial Mortgage Securities, Inc.
   Series 1999-C3, Class A2, 7.18%, 8/15/36 ........      211,587       220,470
Greenwich Capital Commercial Funding
   Corp. Series 2005-GG3, Class A2, 4.305%,
   8/10/42 .........................................      225,000       219,799
Greenwich Capital Commercial Funding
   Corp. Series 2006-GG7, Class A4, 6.11%,
   6/10/16 (a) .....................................      200,000       210,038
LB-UBS Commercial Mortgage Trust Series
   2006-C1, Class A4, 5.16%, 2/15/31 ...............      200,000       198,181
LB-UBS Commercial Mortgage Trust Series
   2006-C6, Class A4, 5.37%, 9/15/39 ...............      200,000       201,076
Morgan Stanley Capital I Series 2006-IQ11,
   Class AM, 5.95%, 10/15/42 (a) ...................      200,000       207,128
                                                                    -----------
TOTAL COMMERCIAL MORTGAGE
   BACKED SECURITIES
   (COST $2,104,723) ...............................                  2,135,377
                                                                    -----------

--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.5%
--------------------------------------------------------------------------------

Countrywide Home Loans Series
   2005-HYB8, Class 2A1, 5.34%,
   12/20/35 (a) ....................................      382,035       382,119
Freddie Mac Reference Remic Series R009,
   Class AJ, 5.75%, 12/15/18 .......................      250,000       251,456
Freddie Mac Series 2962, Class CJ, 5.50%,
   11/15/23 ........................................      308,204       308,430
J.P. Morgan Alternative Loan Trust Series
   2005-S1, Class 2A9, 6.00%, 12/25/35 .............      467,945       467,146
Morgan Stanley Mortgage Loan Trust Series
   2006-3AR, Class 2A3, 5.90%, 3/25/36 (a) .........      324,801       328,064
Residential Asset Securitization Trust Series
   2006-A1, Class 1A3, 6.00%, 4/25/36 ..............      122,503       123,623
                                                                    -----------
TOTAL COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $1,863,431) ...............................                  1,860,838
                                                                    -----------

--------------------------------------------------------------------------------
FOREIGN BONDS - 8.0%
--------------------------------------------------------------------------------

CANADA - 1.7%
Conocophilips Canada, 5.625%, 10/15/16 .............      150,000       152,105
Nova Chemicals Corp., 6.50%, 1/15/12 ...............      200,000       188,000
                                                                    -----------
                                                                        340,105
                                                                    -----------

--------------------------------------------------------------------------------
FOREIGN BONDS, CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES OR
                                                        PRINCIPAL
                                                        AMOUNT($)     VALUE($)
                                                       ----------   -----------
CAYMAN ISLANDS - 1.0%
Preferred Term Securities XXII, 5.73%,
   9/22/36, Callable 6/22/11 @ 100 (a) (b) .........      200,000       200,500
                                                                    -----------
DOMINICAN REPUBLIC - 0.2%
Dominican Republic Treasury Bill, 13.00%,
   10/22/07 (c) ....................................       50,000        43,632
                                                                    -----------
ICELAND - 2.8%
Kaupthing Bank, 6.07%, 1/15/10 (a) (b) .............      100,000        99,949
Kaupthing Bank, 7.125%, 5/19/16 (b) ................      100,000       106,525
Kaupthing Bank, 6.125%, 10/4/16 (b) ................      100,000       101,605
Landsbanki Islands HF, 6.10%, 8/25/09 (a) (b) ......      225,000       225,047
                                                                    -----------
                                                                        533,126
                                                                    -----------
KOREA - 1.3%
Citibank Korea Inc., 4.68%, 6/18/13, Callable
   6/18/08 @ 100 (a) ...............................      250,000       250,493
                                                                    -----------
UNITED KINGDOM - 1.0%
Granite Master Issuer plc Series 2005-4,
   Class A3, 5.46%, 12/20/54 (a) ...................      200,000       200,022
                                                                    -----------
TOTAL FOREIGN BONDS
   (COST $1,549,956) ...............................                  1,567,878
                                                                    -----------

--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 3.2%
--------------------------------------------------------------------------------

HSBC Investor Money Market Fund Class I
   Shares, 5.23% (d) * .............................      634,275       634,275
                                                                    -----------
TOTAL INVESTMENT COMPANIES
   (COST $634,275) .................................                    634,275
                                                                    -----------
TOTAL INVESTMENTS
   (COST $21,764,574) - 112.0% .....................                 21,861,676
                                                                    ===========

----------

Percentages indicated are based on net assets of $19,516,568.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on October 31, 2006. The maturity dates presented reflect the final maturity date. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c) Discount note. Rate presented represents the effective yield at time of purchase.

(d) Variable rate security. The rates presented represent the annualized one day yield that was in effect on October 31, 2006.

*     Investment in affiliate.

TBA--Security was traded on a "to be announced" basis. Represents 15.62% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.                HSBC INVESTOR PORTFOLIOS    52

--------------------------------------------------------------------------------
HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS--OCTOBER 31, 2006 (CONTINUED)

At October 31, 2006, the Portfolio's open forward currency contracts were as follows:

                                                                CURRENCY         CONTRACT                    UNREALIZED
                                                 DELIVERY        AMOUNT            VALUE                   APPRECIATION/
CURRENCY                                           DATE     (LOCAL CURRENCY)   (U.S. DOLLAR)     VALUE     (DEPRECIATION)
--------                                        ---------   ----------------   -------------   ---------   --------------
SHORT CONTRACTS
Icelandic Krona vs. U.S. Dollar .............   11/2/2006       3,699,858        $  54,264     $  54,707      $ (443)
Mexican Nuevo Peso vs. U.S. Dollar ..........   11/1/2006       1,165,191          108,856       108,387         469
                                                                                 ---------     ---------      ------
TOTAL SHORT CONTRACTS ......................................................     $ 163,120     $ 163,094      $   26
                                                                                 =========     =========      ======

53    HSBC INVESTOR PORTFOLIOS                SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                  HSBC INVESTOR GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                             SCHEDULE OF PORTFOLIO INVESTMENTS--OCTOBER 31, 2006

--------------------------------------------------------------------------------
COMMON STOCKS - 97.0%
--------------------------------------------------------------------------------

                                                         SHARES       VALUE($)
                                                       ----------   -----------
AEROSPACE & DEFENSE - 3.4%
General Dynamics Corp. .............................       15,700     1,116,270
The Boeing Co. .....................................       11,250       898,425
                                                                    -----------
                                                                      2,014,695
                                                                    -----------
BIOTECHNOLOGY - 3.5%
Gilead Sciences, Inc.(a) ...........................       30,600     2,108,340
                                                                    -----------
BUSINESS SERVICES - 2.9%
Paychex, Inc. ......................................       43,700     1,725,276
                                                                    -----------
CHEMICALS - 2.9%
Monsanto Co. .......................................       39,250     1,735,635
                                                                    -----------
COMPUTER SOFTWARE - 10.3%
Adobe Systems, Inc. (a) ............................       32,600     1,246,950
Automatic Data Processing, Inc. ....................       12,800       632,832
CheckFree Corp. (a) ................................       24,100       951,468
Electronic Arts, Inc. (a) ..........................       18,250       965,243
Microsoft Corp. ....................................       61,500     1,765,665
SAP AG-ADR .........................................       11,900       590,716
                                                                    -----------
                                                                      6,152,874
                                                                    -----------
COMPUTERS - 5.0%
Apple Computer, Inc. (a) ...........................       21,400     1,735,112
Research In Motion Ltd. (a) ........................       10,700     1,257,036
                                                                    -----------
                                                                      2,992,148
                                                                    -----------
CONSUMER PRODUCTS -- 11.6%
Colgate-Palmolive Co. ..............................       37,700     2,411,668
Harman International Industries, Inc. ..............        4,100       419,635
PepsiCo, Inc. ......................................       31,700     2,011,048
The Procter & Gamble Co. ...........................       31,900     2,022,141
                                                                    -----------
                                                                      6,864,492
                                                                    -----------
DIVERSIFIED MANUFACTURING OPERATIONS -- 3.2%
General Electric Co. ...............................       54,562     1,915,672
                                                                    -----------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 4.0%
Broadcom Corp., Class A (a) ........................        9,850       298,160
Emerson Electric Co. ...............................       10,200       860,880
Microchip Technology, Inc. .........................       38,000     1,251,340
                                                                    -----------
                                                                      2,410,380
                                                                    -----------
FINANCIAL SERVICES - 10.6%
Goldman Sachs Group, Inc. ..........................        7,250     1,375,978
SLM Corp. ..........................................       30,050     1,462,834
The Chicago Mercantile Exchange Holdings, Inc. .....        4,000     2,003,999
UBS AG-ADR .........................................       25,050     1,498,992
                                                                    -----------
                                                                      6,341,803
                                                                    -----------
GAMING - 1.4%
International Game Technology ......................       20,300       862,953
                                                                    -----------
HEALTH CARE - 4.2%
Baxter International, Inc. .........................       18,850       866,535
DENTSPLY International, Inc. .......................       18,050       564,604
Medtronic, Inc. ....................................       22,250     1,083,130
                                                                    -----------
                                                                      2,514,269
                                                                    -----------

--------------------------------------------------------------------------------
COMMON STOCKS, CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES       VALUE($)
                                                       ----------   -----------
HOTELS & LODGING - 2.2%
Las Vegas Sands Corp. (a) ..........................       17,500     1,333,500
                                                                    -----------
INSURANCE - 0.5%
AFLAC, Inc. ........................................        6,900       309,948
                                                                    -----------
INTERNET RELATED - 3.0%
Google, Inc., Class A (a) ..........................        3,800     1,810,282
                                                                    -----------
MOTOR VEHICLES - 0.5%
Harley-Davidson, Inc. ..............................        4,200       288,246
                                                                    -----------
OIL & GAS - 5.9%
Schlumberger Ltd. ..................................       26,450     1,668,466
Smith International, Inc. ..........................       46,450     1,833,846
                                                                    -----------
                                                                      3,502,312
                                                                    -----------
PHARMACEUTICALS - 11.8%
Abbott Laboratories ................................       11,750       558,243
Alcon, Inc.-ADR ....................................        6,050       641,784
Allergan, Inc. .....................................        8,700     1,004,850
Genentech, Inc. (a) ................................       21,229     1,768,375
Johnson & Johnson ..................................       28,150     1,897,309
Roche Holdings Ltd.-ADR ............................        6,300       551,317
Schering-Plough Corp. ..............................       27,050       598,887
                                                                    -----------
                                                                      7,020,765
                                                                    -----------
RETAIL - 2.9%
Kohl's Corp. (a) ...................................        6,000       423,600
Target Corp. .......................................        7,850       464,563
Walgreen Co. .......................................       19,867       867,791
                                                                    -----------
                                                                      1,755,954
                                                                    -----------
TELECOMMUNICATIONS -- 5.2%
Cisco Systems, Inc. (a) ............................      106,950     2,580,703
QUALCOMM, Inc. .....................................       15,350       558,587
                                                                    -----------
                                                                      3,139,290
                                                                    -----------
TRANSPORTATION - 2.0%
Expeditors International of Washington, Inc. .......       25,450     1,206,585
                                                                    -----------
TOTAL COMMON STOCKS
   (COST $52,398,200) ..............................                 58,005,419
                                                                    -----------

--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 3.5%
--------------------------------------------------------------------------------

HSBC Investor Money Market Fund
   Class I Shares, 5.23% (b)* ......................    2,114,763     2,114,763
                                                                    -----------
TOTAL INVESTMENT COMPANIES
   (COST $2,114,763) ...............................                  2,114,763
                                                                    -----------
TOTAL INVESTMENTS
   (COST $54,512,963) -- 100.5% ....................                 60,120,182
                                                                    ===========

----------
Percentages indicated are based on net assets of $59,827,764.

(a)   Represents non-income producing security.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on October 31, 2006.

  *   Investment in affiliate.

ADR--American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.                HSBC INVESTOR PORTFOLIOS    54

--------------------------------------------------------------------------------
HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS--OCTOBER 31, 2006

--------------------------------------------------------------------------------
COMMON STOCKS -- 96.1%
--------------------------------------------------------------------------------

                                                         SHARES       VALUE($)
                                                       ----------   -----------
AUSTRALIA - 1.2%
Coles Myer, Ltd. ...................................      148,900     1,565,282
Macquarie Airports .................................      966,900     2,402,617
                                                                    -----------
                                                                      3,967,899
                                                                    -----------
AUSTRIA - 1.6%
Omv AG .............................................       49,300     2,679,403
Voestalpine AG .....................................       59,600     2,810,244
                                                                    -----------
                                                                      5,489,647
                                                                    -----------
BELGIUM - 1.7%
Fortis .............................................      106,100     4,453,102
KBC Bankverzekeringsholding ........................       11,300     1,234,342
                                                                    -----------
                                                                      5,687,444
                                                                    -----------
BRAZIL - 1.5%
Gerdau SA ADR ......................................       75,150     1,109,966
Petroleo Brasileiro SA ADR .........................       27,700     2,242,591
Unibanco ADR .......................................        8,100       637,875
Usinas Siderurgicas de Minas Gerais SA .............       30,200     1,027,125
                                                                    -----------
                                                                      5,017,557
                                                                    -----------
CANADA - 3.5%
Canadian Natural Resources Ltd. ....................       40,300     2,098,098
EnCana Corp. .......................................       30,000     1,425,047
Gerdau Ameristeel Corp. ............................      102,700     1,047,399
ING Canada, Inc. ...................................       43,693     2,302,755
IPSCO, Inc. ........................................       16,449     1,511,757
Nexen, Inc. ........................................       20,018     1,068,057
Teck Cominco, Ltd., B shares .......................       32,300     2,378,123
                                                                    -----------
                                                                     11,831,236
                                                                    -----------
CHINA - 0.3%
China Petroleum & Chemical Corp. ...................      592,000       411,074
China Telecom Corp., Ltd. ..........................    1,264,000       476,233
                                                                    -----------
                                                                        887,307
                                                                    -----------
FRANCE - 12.1%
Air France-KLM .....................................        6,400       227,941
BNP Paribas SA .....................................       57,980     6,374,071
Credit Agricole SA .................................       89,990     3,825,184
France Telecom SA ..................................      107,200     2,783,829
Michelin, B Shares .................................       20,900     1,704,239
Renault SA .........................................       62,300     7,286,248
Sanofi-Aventis .....................................       57,800     4,912,307
Societe Generale ...................................       35,385     5,879,137
Total SA ...........................................      110,600     7,487,277
                                                                    -----------
                                                                     40,480,233
                                                                    -----------
GERMANY - 9.6%
Allianz AG .........................................        9,300     1,720,104
Continental AG .....................................       51,400     5,745,145
DaimlerChrysler AG .................................       23,300     1,322,823
Deutsche Lufthansa AG ..............................      162,600     3,741,103
E.ON AG (a) ........................................       41,000     4,900,809
Fresenius Medical Care AG ..........................       11,800     1,570,543
Muenchener Rueckversicherungs-Gesellschaft AG ......       43,400     7,021,402
RWE AG .............................................       44,500     4,385,037
TUI AG .............................................       75,300     1,643,140
                                                                    -----------
                                                                     32,050,106
                                                                    -----------
GREECE - 0.5%
Public Power Corp. .................................       61,000     1,556,837
                                                                    -----------
HONG KONG - 0.5%
China Netcom Group Corp., Ltd. .....................      462,000       821,022
Sino Land Co., Ltd. ................................      406,695       708,096
                                                                    -----------
                                                                      1,529,118
                                                                    -----------
HUNGARY - 0.3%
MOL Magyar Olaj-es Gazipari Rt. GDR ................        9,600       955,200
                                                                    -----------

--------------------------------------------------------------------------------
COMMON STOCKS, CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES       VALUE($)
                                                       ----------   -----------
INDIA - 0.3%
State Bank of India GDR ............................       17,600     1,105,280
                                                                    -----------
ISRAEL - 0.4%
Bank Hapoalim BM ...................................      286,600     1,428,975
                                                                    -----------
ITALY - 3.7%
Buzzi Unicem SpA ...................................       91,400     2,408,517
ENI SpA ............................................      166,500     5,020,666
Fondiaria-SAI SpA ..................................       45,600     2,029,667
Fondiaria-SAI SpA-RNC ..............................       18,700       621,392
Italcementi SpA ....................................       91,700     2,428,124
                                                                    -----------
                                                                     12,508,366
                                                                    -----------
JAPAN - 23.6%
Alps Electric Co., Ltd. ............................       55,000       550,753
Canon, Inc. ........................................       32,250     1,729,156
East Japan Railway Co. .............................          195     1,364,033
EDION Corp. ........................................       67,800       976,937
Hitachi, Ltd. ......................................      144,000       831,195
Honda Motor Co., Ltd. ..............................       47,000     1,663,930
Isuzu Motors, Ltd. .................................      342,000     1,184,454
ITOCHU Corp. .......................................      167,000     1,330,973
Japan Tobacco, Inc. ................................        1,200     5,233,453
JFE Holdings, Inc. .................................      140,100     5,630,836
Kobe Steel, Ltd. ...................................      958,000     2,932,820
Leopalace21 Corp. ..................................       24,900       936,891
Mitsubishi Corp. ...................................      129,000     2,493,073
Mitsubishi UFJ Financial Group, Inc. ...............          172     2,162,134
Mitsui & Co., Ltd. .................................      171,000     2,335,275
Mitsui Chemicals, Inc. .............................      417,000     2,863,443
Mitsui O.S.K. Lines, Ltd. ..........................      451,000     3,760,262
Nippon Mining Holdings, Inc. .......................      360,000     2,690,611
Nippon Telegraph & Telephone Corp. .................          728     3,666,769
Nissan Motor Co., Ltd. .............................      225,100     2,696,811
ORIX Corp. .........................................       19,300     5,438,131
Sharp Corp. ........................................      216,000     3,851,206
Sony Corp. .........................................       12,510       518,843
Sumitomo Heavy Industries, Ltd. ....................      163,000     1,396,665
Sumitomo Metal Industries, Ltd. ....................      294,000     1,106,208
Sumitomo Mitsui Financial Group, Inc. ..............          598     6,545,579
The Tokyo Electric Power Co., Inc. .................       90,600     2,634,171
Tokyo Gas Co., Ltd. ................................      293,000     1,495,818
Toyota Motor Corp. .................................      123,900     7,342,459
UNY Co., Ltd. ......................................       90,000     1,130,580
                                                                    -----------
                                                                     78,493,469
                                                                    -----------
NETHERLANDS - 8.1%
ABN AMRO Holding NV ................................       97,283     2,836,655
European Aeronautic Defence and Space Co. ..........      125,160     3,393,969
ING Groep NV .......................................      190,468     8,436,457
Koninklijke Philips Electronics NV .................       52,120     1,820,382
Mittal Steel Co. NV ................................      107,652     4,622,645
Royal Dutch Shell plc, A Shares ....................       98,400     3,409,167
Wolters Kluwer NV ..................................       89,700     2,465,594
                                                                    -----------
                                                                     26,984,869
                                                                    -----------
SINGAPORE - 0.6%
Flextronics International, Ltd. (a) ................      162,400     1,883,840
                                                                    -----------

55    HSBC INVESTOR PORTFOLIOS                SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                    HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                 SCHEDULE OF PORTFOLIO INVESTMENTS--OCTOBER 31, 2006 (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS, CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES       VALUE($)
                                                       ----------   -----------
SOUTH AFRICA - 0.7%
Sanlam, Ltd. .......................................      554,040     1,318,031
Standard Bank Group, Ltd. ..........................       59,000       693,769
Tiger Brands, Ltd. .................................       20,800       432,586
                                                                    -----------
                                                                      2,444,386
                                                                    -----------
SOUTH KOREA - 1.9%
Honam Petrochemical Corp. ..........................        8,100       507,379
Hyundai Motors Co., Second Preferred ...............       15,950       753,557
Industrial Bank of Korea GDR .......................       88,300     1,546,133
Kookmin Bank ADR ...................................       14,600     1,158,656
LG.Philips LCD Co., Ltd. (a) .......................       13,600       433,167
POSCO ADR ..........................................       29,000     2,045,079
                                                                    -----------
                                                                      6,443,971
                                                                    -----------
SPAIN - 1.7%
Endesa SA ..........................................       22,200       984,161
Repsol YPF SA ......................................      141,100     4,681,486
                                                                    -----------
                                                                      5,665,647
                                                                    -----------
SWEDEN - 0.6%
Svenska Cellusoa AB, B Shares ......................       44,800     2,057,038
                                                                    -----------
SWITZERLAND - 1.9%
Credit Suisse Group ................................       81,100     4,890,649
Novartis AG ........................................       24,830     1,507,329
                                                                    -----------
                                                                      6,397,978
                                                                    -----------
TAIWAN - 1.4%
China Steel Corp. GDR ..............................       37,746       666,217
Compal Electronics, Inc. GDR .......................      229,388     1,000,131
Gigabyte Technology Co., Ltd. ......................      261,112       189,394
Siliconware Precision Industries Co. ...............      694,000       881,442
Taiwan Semiconductor Manufacturing Co., Ltd. .......      505,870       928,733
United Microelectronics Corp. ......................    1,570,000       876,527
                                                                    -----------
                                                                      4,542,444
                                                                    -----------
THAILAND - 0.2%
PTT Public Company Ltd. plc ........................      121,400       728,234
                                                                    -----------
UNITED KINGDOM - 18.2%
AstraZeneca plc ....................................       61,200     3,616,204
Aviva plc ..........................................      346,270     5,118,429
Barclays plc .......................................      410,200     5,535,314
BHP Billiton plc ...................................       47,100       908,222

--------------------------------------------------------------------------------
COMMON STOCKS, CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES       VALUE($)
                                                       ----------   -----------
UNITED KINGDOM, CONTINUED
BP Amoco plc .......................................      125,000     1,389,949
British Aerospace plc ..............................      485,500     3,884,556
British American Tobacco plc .......................       75,900     2,068,684
Friends Provident plc ..............................      782,500     3,089,405
George Wimpey plc ..................................      167,400     1,679,428
HBOS plc ...........................................      260,121     5,392,934
Mitchells & Butlers plc ............................       99,346     1,129,323
Punch Taverns plc ..................................       91,000     1,785,981
Royal & Sun Alliance Insurance Group plc ...........      752,249     2,116,283
Royal Bank of Scotland Group plc ...................      169,100     6,024,772
Royal Dutch Shell plc, B Shares ....................       45,973     1,646,716
Sainsbury plc ......................................      410,062     3,063,929
Taylor Woodrow plc .................................      235,300     1,632,469
Vodafone Group plc .................................    2,512,958     6,470,520
Whitbread plc ......................................        1,220        32,600
Xstrata plc ........................................       96,000     4,101,469
                                                                    -----------
                                                                     60,687,187
                                                                    -----------
TOTAL COMMON STOCKS
   (COST $241,761,903) .............................                320,824,268
                                                                    -----------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 2.4%
--------------------------------------------------------------------------------

Investors Bank & Trust, 3.52%, purchased on
   10/31/06, due 11/1/06 with a maturity
   value of $7,901,801 (Collateralized
   fully by various U.S. Government Obligations) ...    7,901,028     7,901,028
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
   (COST $7,901,028) ...............................                  7,901,028
                                                                    -----------

--------------------------------------------------------------------------------
RIGHTS & WARRANTS - 0.0%
--------------------------------------------------------------------------------

UNITED KINGDOM
TI Automotive Ltd., Class A (b) ....................      190,000             0
                                                                    -----------
TOTAL RIGHTS & WARRANTS
   (COST $0) .......................................                          0
                                                                    -----------
TOTAL INVESTMENTS
   (COST $249,662,931) -- 98.5% ....................                328,725,296
                                                                    ===========

----------
Percentages indicated are based on net assets of $333,754,693.

(a)   Represents non-income producing security.

(b)   Illiquid security, representing 0.00% of net assets.

ADR-American Depositary Receipt

GDR-Global Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.                HSBC INVESTOR PORTFOLIOS    56

--------------------------------------------------------------------------------
HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS--OCTOBER 31, 2006 (CONTINUED)

                                                                     PERCENT OF
INDUSTRY                                                             NET ASSETS
--------                                                             ----------

Aerospace & Defense ..............................................       2.2%
Automotive .......................................................       8.9%
Banking & Financial Services .....................................      22.7%
Building & Construction ..........................................       3.3%
Chemicals ........................................................       1.0%
Computer Related .................................................       0.4%
Drugs--Medical ...................................................       3.5%
Electrical .......................................................       5.2%
Electronic Components & Semiconductors ...........................       2.6%
Food & Beverage ..................................................       0.9%
Insurance ........................................................       7.6%
Manufacturing ....................................................       2.1%
Metals & Mining ..................................................       9.6%
Oil & Gas ........................................................      12.8%
Publishing .......................................................       0.7%
Real Estate ......................................................       0.2%
Repurchase Agreement .............................................       2.4%
Retail ...........................................................       2.0%
Telecommunications ...............................................       4.3%
Tobacco ..........................................................       2.2%
Tourism ..........................................................       0.5%
Transportation Services ..........................................       3.4%
                                                                       -----
Total Investments ................................................      98.5%
                                                                       -----
Other assets in excess of liabilities ............................       1.5%
                                                                       -----
Net Assets .......................................................     100.0%
                                                                       =====

57    HSBC INVESTOR PORTFOLIOS                SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                        HSBC INVESTOR SMALL CAP EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                             SCHEDULE OF PORTFOLIO INVESTMENTS--OCTOBER 31, 2006

--------------------------------------------------------------------------------
COMMON STOCKS - 95.5%
--------------------------------------------------------------------------------

                                                         SHARES       VALUE($)
                                                       ----------   -----------
ADVERTISING - 1.5%
Monster Worldwide, Inc. (a) ........................       87,000     3,524,370
                                                                    -----------
AEROSPACE & DEFENSE - 1.7%
Esterline Technologies Corp. (a) ...................       41,800     1,575,860
Hexcel Corp. (a) ...................................      162,900     2,637,351
                                                                    -----------
                                                                      4,213,211
                                                                    -----------
BANKING - 1.6%
East West Bancorp, Inc. ............................      107,500     3,924,825
                                                                    -----------
BIOTECHNOLOGY - 3.7%
Celgene Corp. (a) ..................................       97,400     5,205,056
Invitrogen Corp. (a) ...............................       63,200     3,666,232
                                                                    -----------
                                                                      8,871,288
                                                                    -----------
COMMERCIAL SERVICES - 3.5%
Alliance Data Systems Corp. (a) ....................       62,500     3,795,000
Schawk, Inc., Class A ..............................      107,700     2,030,145
Sotheby's Holdings, Inc. ...........................       67,200     2,553,600
                                                                    -----------
                                                                      8,378,745
                                                                    -----------
COMPUTER SOFTWARE - 9.4%
CheckFree Corp. (a) ................................       94,900     3,746,652
Red Hat, Inc. (a) ..................................      148,900     2,438,982
Satyam Computer Services Ltd. ADR ..................      190,600     4,214,166
Sina Corp. (a) .....................................       99,300     2,553,003
SRA International, Inc., Class A (a) ...............      148,300     4,753,015
Transaction Systems Architects, Inc., Class A (a) ..      148,700     5,012,677
                                                                    -----------
                                                                     22,718,495
                                                                    -----------
CONSUMER PRODUCTS - 0.9%
Jarden Corp. (a) ...................................       62,600     2,252,348
                                                                    -----------
DIVERSIFIED MANUFACTURING OPERATIONS - 6.5%
Actuant Corp., Class A .............................       41,600     2,135,744
AMETEK, Inc. .......................................      156,400     7,300,752
IDEX Corp. .........................................      135,300     6,345,570
                                                                    -----------
                                                                     15,782,066
                                                                    -----------
EDUCATION - 1.5%
Corinthian Colleges, Inc. (a) ......................      304,379     3,728,643
                                                                    -----------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 11.2%
Atmel Corp. (a) ....................................      647,500     3,723,125
ATMI, Inc. (a) .....................................      102,400     3,245,056
Cognos, Inc. (a) ...................................      192,300     7,015,104
Silicon Laboratories, Inc. (a) .....................       57,000     1,859,910
Thermo Electron Corp. (a) ..........................      143,400     6,147,558
Varian Semiconductor Equipment Associates,
   Inc. (a) ........................................      138,050     5,037,445
                                                                    -----------
                                                                     27,028,198
                                                                    -----------
ENVIRONMENTAL SERVICES - 1.1%
Waste Connections, Inc. (a) ........................       63,100     2,567,539
                                                                    -----------
FINANCIAL SERVICES - 4.2%
Affiliated Managers Group, Inc. (a) ................       59,700     5,978,358
eFunds Corp. (a) ...................................      165,700     4,109,360
                                                                    -----------
                                                                     10,087,718
                                                                    -----------
HEALTH CARE - 13.4%
Charles River Laboratories International,
   Inc. (a) ........................................       83,000     3,562,360
CYTYC Corp. (a) ....................................      145,600     3,846,752
Manor Care, Inc. ...................................       90,400     4,338,296
Omnicare, Inc. .....................................      116,600     4,416,808
Pediatrix Medical Group, Inc. (a) ..................       78,300     3,518,019
Respironics, Inc. (a) ..............................      212,400     7,501,968
Ventana Medical Systems (a) ........................      126,000     5,089,140
                                                                    -----------
                                                                     32,273,343
                                                                    -----------

--------------------------------------------------------------------------------
COMMON STOCKS, CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES       VALUE($)
                                                       ----------   -----------
HOTELS & LODGING - 1.1%
Strategic Hotels and Resorts, Inc. .................      121,100     2,575,797
                                                                    -----------
MEDIA - 3.0%
Dreamworks Animation SKG, Inc. (a) .................       95,500     2,525,975
Meredith Corp. .....................................       88,800     4,662,000
                                                                    -----------
                                                                      7,187,975
                                                                    -----------
OIL & GAS - 9.0%
Chesapeake Energy Corp. ............................      103,500     3,357,540
Consol Energy, Inc. ................................       86,000     3,043,540
Denbury Resources, Inc. (a) ........................      163,200     4,690,368
Grant Prideco, Inc. (a) ............................       86,500     3,267,105
Massey Energy Co. ..................................      148,300     3,744,575
Smith International, Inc. ..........................       92,600     3,655,848
                                                                    -----------
                                                                     21,758,976
                                                                    -----------
PHARMACEUTICALS - 10.0%
Alexion Pharmaceuticals, Inc. (a) ..................       68,104     2,544,365
Elan Corp. PLC ADR (a) .............................      438,300     6,346,584
MGI Pharma, Inc. (a) ...............................      213,000     4,053,390
OSI Pharmaceuticals, Inc. (a) ......................      217,100     8,310,588
Santarus, Inc. (a) .................................      384,400     2,956,036
                                                                    -----------
                                                                     24,210,963
                                                                    -----------
REAL ESTATE - 0.4%
Northstar Realty Finance Corp. .....................       62,000       939,300
                                                                    -----------
RETAIL - 6.2%
Advance Auto Parts, Inc. ...........................        6,500       227,630
Dick's Sporting Goods, Inc. (a) ....................      105,800     5,264,608
P.F. Chang's China Bistro, Inc. (a) ................       38,900     1,626,798
PETsMART, Inc. .....................................      144,200     4,150,076
Williams-Sonoma, Inc. ..............................      108,400     3,686,684
                                                                    -----------
                                                                     14,955,796
                                                                    -----------
TELECOMMUNICATIONS - 3.7%
Comverse Technology, Inc. (a) ......................      117,300     2,553,621
Polycom, Inc. (a) ..................................      236,700     6,485,580
                                                                    -----------
                                                                      9,039,201
                                                                    -----------
TRANSPORTATION - 1.9%
J.B. Hunt Transport Services, Inc. .................      210,200     4,548,728
                                                                    -----------
TOTAL COMMON STOCKS
   (COST $189,713,278) .............................                230,567,525
                                                                    -----------

--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 5.5%
--------------------------------------------------------------------------------

                                                         SHARES       VALUE($)
                                                       ----------   -----------
HSBC Investor Money Market Fund Class I
   Shares, 5.23% (b)* ..............................   13,240,979    13,240,979
                                                                    -----------
TOTAL INVESTMENT COMPANIES
   (COST $13,240,979) ..............................                 13,240,979
                                                                    -----------
TOTAL INVESTMENTS
   (COST $202,954,257) - 101.0% ....................                243,808,504
                                                                    ===========

----------
Percentages indicated are based on net assets of $241,494,843.

(a)   Represents non-income producing security.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on October 31, 2006.

*     Investment in affiliate.

ADR-American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS.                HSBC INVESTOR PORTFOLIOS    58

--------------------------------------------------------------------------------
HSBC INVESTOR VALUE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS--OCTOBER 31, 2006

--------------------------------------------------------------------------------
COMMON STOCKS - 93.1%
--------------------------------------------------------------------------------

                                                         SHARES       VALUE($)
                                                       ----------   -----------
AEROSPACE & DEFENSE - 4.6%
Lockheed Martin Corp. ..............................       19,400     1,686,442
Raytheon Co. .......................................       28,300     1,413,585
                                                                    -----------
                                                                      3,100,027
                                                                    -----------
BANKING - 4.7%
Bank of America Corp. ..............................       23,600     1,271,332
Wells Fargo & Co. ..................................       51,600     1,872,564
                                                                    -----------
                                                                      3,143,896
                                                                    -----------
BUSINESS SERVICES - 2.9%
Pitney Bowes, Inc. .................................       42,100     1,966,491
                                                                    -----------
COMPUTER SOFTWARE - 6.4%
CA, Inc. ...........................................      110,800     2,743,408
Microsoft Corp. ....................................       54,300     1,558,953
                                                                    -----------
                                                                      4,302,361
                                                                    -----------
CONGLOMERATES - 1.9%
Loews Corp. ........................................       33,600     1,307,712
                                                                    -----------
CONSUMER PRODUCTS - 7.7%
Altria Group, Inc. .................................       35,700     2,903,481
Kimberly-Clark Corp. ...............................       27,000     1,796,040
Tyson Foods, Inc., Class A .........................       34,200       494,190
                                                                    -----------
                                                                      5,193,711
                                                                    -----------
DIVERSIFIED MANUFACTURING OPERATIONS - 1.6%
Ingersoll-Rand Co., Class A ........................       29,800     1,093,958
                                                                    -----------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 1.3%
Agilent Technologies, Inc. (a) .....................       24,564       874,478
                                                                    -----------
FINANCIAL SERVICES - 16.6%
Citigroup, Inc. ....................................       36,707     1,841,223
Countrywide Financial Corp. ........................       76,600     2,919,993
Fannie Mae .........................................       41,500     2,459,290
Genworth Financial, Inc., Class A ..................       50,900     1,702,096
J.P. Morgan Chase & Co. ............................       34,150     1,620,076
MGIC Investment Corp. ..............................       11,800       693,368
                                                                    -----------
                                                                     11,236,046
                                                                    -----------
GAS & ELECTRIC UTILITY - 2.0%
Dominion Resources, Inc. ...........................       17,000     1,376,830
                                                                    -----------
INSURANCE - 8.1%
Aetna, Inc. ........................................       16,600       684,252
AON Corp. ..........................................       46,400     1,614,256
Radian Group, Inc. .................................       17,400       927,420
The Hartford Financial Services Group, Inc. ........       25,700     2,240,269
                                                                    -----------
                                                                      5,466,197
                                                                    -----------
MEDIA - 11.2%
CBS Corp., Class B .................................       33,050       956,467
Clear Channel Communications, Inc. .................       33,500     1,167,475
Comcast Corp., Special Class A (a) .................       42,300     1,712,304
Liberty Media Capital Group, Class A (a) ...........        5,017       446,814
Liberty Media Interactive Group, Class A (a) .......       37,087       818,510
Viacom Inc., Class B (a) ...........................       63,800     2,483,096
                                                                    -----------
                                                                      7,584,666
                                                                    -----------

--------------------------------------------------------------------------------
COMMON STOCKS, CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES       VALUE($)
                                                       ----------   -----------
METALS & MINING - 6.2%
Barrick Gold Corp. .................................       62,700     1,943,700
POSCO ADR ..........................................       11,800       832,136
Rio Tinto PLC ADR ..................................        2,900       642,031
United States Steel Corp. ..........................       10,900       736,840
                                                                    -----------
                                                                      4,154,707
                                                                    -----------
OIL & GAS - 7.4%
Apache Corp. .......................................       12,200       796,904
ConocoPhillips .....................................       16,271       980,165
Noble Energy, Inc. .................................       65,500     3,185,265
                                                                    -----------
                                                                      4,962,334
                                                                    -----------
PAPER PRODUCTS - 1.3%
International Paper Co. ............................       26,800       893,780
                                                                    -----------
TELECOMMUNICATIONS - 7.4%
AT&T, Inc. .........................................       44,900     1,537,825
BellSouth Corp. ....................................       21,050       949,355
Motorola, Inc. .....................................       70,200     1,618,812
Sprint Nextel Corp. ................................       45,600       852,264
                                                                    -----------
                                                                      4,958,256
                                                                    -----------
TRANSPORTATION - 1.8%
Union Pacific Corp. ................................       13,200     1,196,316
                                                                    -----------
TOTAL COMMON STOCKS
   (COST $50,318,029) ..............................                 62,811,766
                                                                    -----------

--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 6.7%
--------------------------------------------------------------------------------

                                                         SHARES       VALUE($)
                                                       ----------   -----------
HSBC Investor Money Market Fund
   Class I Shares, 5.23% (b)* ......................    4,508,066     4,508,066
                                                                    -----------
TOTAL INVESTMENT COMPANIES
   (COST $4,508,066) ...............................                  4,508,066
                                                                    -----------

--------------------------------------------------------------------------------
RIGHTS AND WARRANTS - 0.1%
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE
Raytheon Co., 37.5 strike price, expires
   6/16/11 (a) .....................................        4,833        75,975
                                                                    -----------
TOTAL RIGHTS AND WARRANTS
   (COST $0) .......................................                     75,975
                                                                    -----------
TOTAL INVESTMENTS
   (COST $54,826,095) - 99.9% ......................                 67,395,807
                                                                    ===========

----------
Percentages indicated are based on net assets of $67,432,095.

(a)   Represents non-income producing security.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on October 31, 2006.

  *   Investment in affiliate.

ADR-American Depository Receipt

59    HSBC INVESTOR PORTFOLIOS                SEE NOTES TO FINANCIAL STATEMENTS.

                                                        HSBC INVESTOR PORTFOLIOS

                          STATEMENTS OF ASSETS AND LIABILITIES--OCTOBER 31, 2006

                                                                                    INTERMEDIATE
                                                       CORE PLUS      HIGH YIELD      DURATION]                   INTERNATIONAL
                                                     FIXED INCOME    FIXED INCOME   FIXED INCOME      GROWTH         EQUITY
                                                       PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in non-affiliates, at value        $ 123,095,860   $ 12,576,265   $ 21,227,401   $ 58,005,419   $ 328,725,296
      Investments in affiliates, at value                2,998,076             --        634,275      2,114,763              --
      Cash                                                      --             16             --             --          44,591
      Foreign currency                                          --             --             --             --       2,125,252
      Interest and dividends receivable                    989,785        261,881        155,141         50,388         636,904
      Receivable for investments sold                   13,281,508         32,289      2,026,784        142,543       2,718,203
      Unrealized appreciation on forward
         foreign currency contracts                          2,472             --            469             --              --
      Prepaid expenses and other assets                      1,698            301            490            774           4,559
                                                     -------------   ------------   ------------   ------------   -------------
      TOTAL ASSETS                                     140,369,399     12,870,752     24,044,560     60,313,887     334,254,805
                                                     -------------   ------------   ------------   ------------   -------------

-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable for investments purchased                 29,121,190        135,219      4,517,975        457,514         192,318
      Unrealized depreciation on forward
         foreign currency contracts                          2,232             --            443             --              --
      Accrued expenses and other liabilities:
         Investment management                              44,042          6,316          6,626         24,589         238,047
         Administration                                      6,794            404          1,822          1,966          14,078
         Accounting                                             --             --             --            388              --
         Compliance service                                      1             --             --             --              --
         Custodian                                              --          9,975            516             --          46,608
         Trustee                                               167             17             34             83             465
         Other                                               3,042             56            576          1,583           8,596
                                                     -------------   ------------   ------------   ------------   -------------
      TOTAL LIABILITIES                                 29,177,468        151,987      4,527,992        486,123         500,112
                                                     -------------   ------------   ------------   ------------   -------------
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
      Applicable to investors' beneficial interest   $ 111,191,931   $ 12,718,765   $ 19,516,568   $ 59,827,764   $ 333,754,693
                                                     =============   ============   ============   ============   =============
      Total Investments, at cost                     $ 125,181,696   $ 12,509,676   $ 21,764,574   $ 54,512,963   $ 249,662,931
                                                     =============   ============   ============   ============   =============
      Foreign currency, at cost                                                                                   $   2,091,355
                                                                                                                  =============

SEE NOTES TO FINANCIAL STATEMENTS.                HSBC INVESTOR PORTFOLIOS    60

HSBC INVESTOR PORTFOLIOS

                                                       SMALL CAP
                                                        EQUITY          VALUE
                                                       PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------
ASSETS:
      Investments in non-affiliates, at value        $ 230,567,525   $ 62,887,741
      Investments in affiliates, at value               13,240,979      4,508,066
      Cash                                                   4,765             --
      Interest and dividends receivable                     61,218         69,383
      Receivable for investments sold                    4,265,643             --
      Prepaid expenses and other assets                      7,919            805
                                                     -------------   ------------
      TOTAL ASSETS                                     248,148,049     67,465,995
                                                     -------------   ------------

---------------------------------------------------------------------------------
LIABILITIES:
      Payable for investments purchased                  6,470,680             --
      Accrued expenses and other liabilities:
         Investment management                             163,675         29,600
         Administration                                     12,040          2,202
         Accounting                                            114            200
         Trustee                                               329             95
         Other                                               6,368          1,803
                                                     -------------   ------------
      TOTAL LIABILITIES                                  6,653,206         33,900
                                                     -------------   ------------
---------------------------------------------------------------------------------
NET ASSETS:
      Applicable to investors' beneficial interest   $ 241,494,843   $ 67,432,095
                                                     =============   ============
      Total Investments, at cost                     $ 202,954,257   $ 54,826,095
                                                     =============   ============

61    HSBC INVESTOR PORTFOLIOS                SEE NOTES TO FINANCIAL STATEMENTS.

                                                        HSBC INVESTOR PORTFOLIOS

                   STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED OCTOBER 31, 2006

                                                                                       INTERMEDIATE
                                                         CORE PLUS      HIGH YIELD       DURATION                    INTERNATIONAL
                                                       FIXED INCOME    FIXED INCOME    FIXED INCOME      GROWTH         EQUITY
                                                         PORTFOLIO     PORTFOLIO (a)    PORTFOLIO       PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
      Interest                                         $   6,074,170   $     764,816   $  1,208,927   $          1   $     134,644
      Dividends                                                   --          10,683             --        499,254       9,042,924
      Dividend income from affiliated investments             97,176              --         26,213         95,644              --
      Foreign tax withholding                                     --              --             --             --        (974,388)
      Income from securities lending                          17,878              --          3,075             19              --
                                                       -------------   -------------   ------------   ------------   -------------
      TOTAL INVESTMENT INCOME                              6,189,224         775,499      1,238,215        594,918       8,203,180
                                                       -------------   -------------   ------------   ------------   -------------
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
      Investment management                                  521,319          56,612         92,601        274,052       1,905,467
      Administration                                          41,473           3,535          8,677         20,859         106,142
      Accounting                                              65,688          57,056         59,562         52,882          92,992
      Compliance service                                       1,593             131            341            789           3,930
      Custodian                                               45,750          57,077         13,418         25,798         276,849
      Interest                                                 4,939              --             --             --              --
      Trustee                                                  3,105             217            689          1,477           7,462
      Other                                                   18,240           1,101          4,014          8,815          42,574
                                                       -------------   -------------   ------------   ------------   -------------
      TOTAL EXPENSES                                         702,107         175,729        179,302        384,672       2,435,416
                                                       -------------   -------------   ------------   ------------   -------------
-----------------------------------------------------------------------------------------------------------------------------------
      NET INVESTMENT INCOME (LOSS)                         5,487,117         599,770      1,058,913        210,246       5,767,764
                                                       -------------   -------------   ------------   ------------   -------------
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED/UNREALIZED GAINS (LOSSES) FROM
   INVESTMENTS AND FOREIGN CURRENCIES:
      Net realized gains (losses) from investments
         and foreign currency transactions                (2,015,195)         36,553       (458,266)     3,913,855      31,508,299
      Change in unrealized
         appreciation/depreciation from
         investments and foreign currencies                2,496,112          66,589        518,623       (380,204)     39,700,669
                                                       -------------   -------------   ------------   ------------   -------------
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized/unrealized gains (losses) from
         investments and foreign currency
         transactions                                        480,917         103,142         60,357      3,533,651      71,208,968
                                                       -------------   -------------   ------------   ------------   -------------
      CHANGE IN NET ASSETS RESULTING FROM OPERATIONS   $   5,968,034   $     702,912   $  1,119,270   $  3,743,897   $  76,976,732
                                                       =============   =============   ============   ============   =============

(a) The High Yield Fixed Income Portfolio commenced operations on November 18, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.                HSBC INVESTOR PORTFOLIOS    62

HSBC INVESTOR PORTFOLIOS

                                                         SMALL CAP
                                                          EQUITY           VALUE
                                                         PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------
INVESTMENT INCOME:
      Dividends                                        $     947,741   $   1,051,111
      Dividend income from affiliated investments            244,837         115,771
      Income from securities lending                           7,230             113
                                                       -------------   -------------
      TOTAL INVESTMENT INCOME                              1,199,808       1,166,995
                                                       -------------   -------------
------------------------------------------------------------------------------------
EXPENSES:
      Investment management                                1,868,748         316,677
      Administration                                          87,545          22,605
      Accounting                                              53,770          52,651
      Compliance service                                       3,296             849
      Custodian                                               86,396          21,762
      Trustee                                                  6,294           1,607
      Other                                                   31,376           9,827
                                                       -------------   -------------
      TOTAL EXPENSES                                       2,137,425         425,978
                                                       -------------   -------------
------------------------------------------------------------------------------------
      NET INVESTMENT INCOME (LOSS)                          (937,617)        741,017
                                                       -------------   -------------
------------------------------------------------------------------------------------
NET REALIZED/UNREALIZED GAINS (LOSSES) FROM
   INVESTMENTS AND FOREIGN CURRENCIES:
      Net realized gains (losses) from investments
         and foreign currency transactions                38,504,562       5,586,911
      Change in unrealized
         appreciation/depreciation from
         investments and foreign currencies                3,658,201       5,704,297
                                                       -------------   -------------
------------------------------------------------------------------------------------
      Net realized/unrealized gains (losses)
         from investments and foreign currency
         transactions                                     42,162,763      11,291,208
                                                       -------------   -------------
      CHANGE IN NET ASSETS RESULTING FROM OPERATIONS   $  41,225,146   $  12,032,225
                                                       =============   =============

63    HSBC INVESTOR PORTFOLIOS                SEE NOTES TO FINANCIAL STATEMENTS.

                                                        HSBC INVESTOR PORTFOLIOS

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                    CORE PLUS                     HIGH YIELD
                                                                   FIXED INCOME                  FIXED INCOME
                                                                    PORTFOLIO                      PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                            FOR THE           FOR THE               FOR THE
                                                          YEAR ENDED         YEAR ENDED          PERIOD ENDED
                                                       OCTOBER 31, 2006   OCTOBER 31, 2005   OCTOBER 31, 2006 (a)
------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
      Net investment income                            $      5,487,117   $      6,493,010   $            599,770
      Net realized gains (losses) from investment
         and foreign currency transactions                   (2,015,195)         7,083,274                 36,553
      Change in unrealized appreciation/depreciation
         from investments and foreign currencies              2,496,112        (10,643,468)                66,589
                                                       ----------------   ----------------   --------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                5,968,034          2,932,816                702,912
                                                       ----------------   ----------------   --------------------
Proceeds from contributions                                  23,850,640         31,409,368             13,667,509
Value of withdrawals                                        (41,156,523)       (81,271,788)            (1,651,656)
                                                       ----------------   ----------------   --------------------
CHANGE IN NET ASSETS FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTEREST                           (17,305,883)       (49,862,420)            12,015,853
                                                       ----------------   ----------------   --------------------
CHANGE IN NET ASSETS                                        (11,337,849)       (46,929,604)            12,718,765
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
      Beginning of period                                   122,529,780        169,459,384                     --
                                                       ----------------   ----------------   --------------------
      End of period                                    $    111,191,931   $    122,529,780   $         12,718,765
                                                       ================   ================   ====================

----------
(a) The High Yield Fixed Income Portfolio commenced operations on November 18, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.                HSBC INVESTOR PORTFOLIOS    64

HSBC INVESTOR PORTFOLIOS

                                                              INTERMEDIATE DURATION
                                                                   FIXED INCOME
                                                                    PORTFOLIO
------------------------------------------------------------------------------------------
                                                            FOR THE           FOR THE
                                                          YEAR ENDED         YEAR ENDED
                                                       OCTOBER 31, 2006   OCTOBER 31, 2005
------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
      Net investment income                            $      1,058,913   $      1,897,871
      Net realized gains (losses) from investment
         and foreign currency transactions                     (458,266)          (162,231)
      Change in unrealized appreciation/depreciation
         from investments and foreign currencies                518,623         (1,247,772)
                                                       ----------------   ----------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                1,119,270            487,868
                                                       ----------------   ----------------
Proceeds from contributions                                   1,801,738          6,926,443
Value of withdrawals                                        (16,214,126)       (38,301,414)
                                                       ----------------   ----------------
CHANGE IN NET ASSETS FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTEREST                           (14,412,388)       (31,374,971)
                                                       ----------------   ----------------
CHANGE IN NET ASSETS                                        (13,293,118)       (30,887,103)
------------------------------------------------------------------------------------------
NET ASSETS:
      Beginning of period                                    32,809,686         63,696,789
                                                       ----------------   ----------------
      End of period                                    $     19,516,568   $     32,809,686
                                                       ================   ================

65    HSBC INVESTOR PORTFOLIOS                SEE NOTES TO FINANCIAL STATEMENTS.

                                                        HSBC INVESTOR PORTFOLIOS

                                                                      GROWTH                         INTERNATIONAL EQUITY
                                                                    PORTFOLIO                             PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
                                                           FOR THE            FOR THE             FOR THE           FOR THE
                                                          YEAR ENDED        PERIOD ENDED        YEAR ENDED         YEAR ENDED
                                                       OCTOBER 31, 2006   OCTOBER 31, 2005   OCTOBER 31, 2006   OCTOBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
      Net investment income                            $        210,246   $        403,238   $      5,767,764   $      4,381,037
      Net realized gains (losses) from investment
         and foreign currency transactions                    3,913,855          2,375,542         31,508,299         18,977,305
      Change in unrealized appreciation/depreciation
         from investments and foreign currencies               (380,204)         3,995,556         39,700,669         17,737,274
                                                       ----------------   ----------------   ----------------   ----------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                3,743,897          6,774,336         76,976,732         41,095,616
                                                       ----------------   ----------------   ----------------   ----------------
Proceeds from contributions                                  15,350,040         15,081,868         62,831,133         68,931,727
Value of withdrawals                                         (8,680,872)       (22,121,709)       (36,283,024)       (99,822,646)
                                                       ----------------   ----------------   ----------------   ----------------
CHANGE IN NET ASSETS FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTEREST                             6,669,168         (7,039,841)        26,548,109        (30,890,919)
                                                       ----------------   ----------------   ----------------   ----------------
CHANGE IN NET ASSETS                                         10,413,065           (265,505)       103,524,841         10,204,697
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
      Beginning of period                                    49,414,699         49,680,204        230,229,852        220,025,155
                                                       ----------------   ----------------   ----------------   ----------------
      End of period                                    $     59,827,764   $     49,414,699   $    333,754,693   $    230,229,852
                                                       ================   ================   ================   ================

SEE NOTES TO FINANCIAL STATEMENTS.                HSBC INVESTOR PORTFOLIOS    66

HSBC INVESTOR PORTFOLIOS

                                                                 SMALL CAP EQUITY                           VALUE
                                                                    PORTFOLIO                             PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
                                                           FOR THE            FOR THE            FOR THE            FOR THE
                                                          YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                       OCTOBER 31, 2006   OCTOBER 31, 2005   OCTOBER 31, 2006   OCTOBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
      Net investment income (loss)                     $       (937,617)  $     (1,294,078)  $        741,017   $        721,613
      Net realized gains (losses) from investment
         transactions                                        38,504,562         62,035,547          5,586,911          4,124,126
      Change in unrealized appreciation/depreciation
         from investments                                     3,658,201        (17,237,446)         5,704,297          4,254,259
                                                       ----------------   ----------------   ----------------   ----------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS               41,225,146         43,504,023         12,032,225          9,099,998
                                                       ----------------   ----------------   ----------------   ----------------
Proceeds from contributions                                  22,244,597         24,917,377         13,285,641         14,013,050
Value of withdrawals (a)                                    (40,753,125)      (208,976,448)       (12,036,219)       (30,376,597)
                                                       ----------------   ----------------   ----------------   ----------------
CHANGE IN NET ASSETS FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTEREST                           (18,508,528)      (184,059,071)         1,249,422        (16,363,547)
                                                       ----------------   ----------------   ----------------   ----------------
CHANGE IN NET ASSETS                                         22,716,618       (140,555,048)        13,281,647         (7,263,549)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
      Beginning of period                                   218,778,225        359,333,273         54,150,448         61,413,997
                                                       ----------------   ----------------   ----------------   ----------------
      End of period                                    $    241,494,843   $    218,778,225   $     67,432,095   $     54,150,448
                                                       ================   ================   ================   ================

----------
(a) During the year ended October 31, 2005, the Small Cap Equity Portfolio delivered cash and securities with a market value of $61,810,186 in connection with a redemption in-kind of the HSBC Investor Small Cap Equity Fund.

67    HSBC INVESTOR PORTFOLIOS                SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                              RATIOS/SUPPLEMENTARY DATA
                                                  ---------------------------------------------------------------------------------
                                                                  RATIO OF       RATIO OF NET
                                                  NET ASSETS AT   EXPENSES        INVESTMENT            RATIO OF
                                                     END OF      TO AVERAGE      INCOME (LOSS)          EXPENSES
                                     TOTAL           PERIOD          NET          TO AVERAGE           TO AVERAGE      PORTFOLIO
                                   RETURN(a)         (000'S)      ASSETS(b)      NET ASSETS(b)      NET ASSETS(b)(c)  TURNOVER (a)
-----------------------------------------------------------------------------------------------------------------------------------
CORE PLUS FIXED INCOME PORTFOLIO
Year ended October 31, 2002                       $     385,802     0.48%            5.14%                0.48%           77.82%
Year ended October 31, 2003             5.80%           203,551     0.48%            4.38%                0.48%           70.91%
Year ended October 31, 2004             5.56%           169,459     0.52%            4.31%                0.52%           34.88%
Year ended October 31, 2005             1.64% (d)       122,530     0.40% (d)        4.25% (d)            0.53%          176.60%
Year ended October 31, 2006             5.55%           111,192     0.63%            4.96%                0.63%          273.91%
-----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FIXED INCOME PORTFOLIO
Period ended October 31, 2006 (e)       7.41%     $      12,719     1.86%            6.33%                1.86%           13.61%
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE DURATION FIXED
   INCOME PORTFOLIO
Year ended October 31, 2002                       $     149,815     0.51%            4.60%                0.51%           44.04%
Year ended October 31, 2003             4.42%            84,488     0.53%            3.70%                0.53%           98.42%
Year ended October 31, 2004             4.48%            63,697     0.57%            3.54%                0.57%           50.06%
Year ended October 31, 2005             0.76% (d)        32,810     0.49% (d)        3.85% (d)            0.58%          107.26%
Year ended October 31, 2006             5.29%            19,517     0.78%            4.58%                0.78%          236.51%
------------------------------------------------------------------------------------------------------------------------------- ---
GROWTH PORTFOLIO
Period ended October 31, 2004 (e)      (0.86%)    $      49,680     0.72%            0.06%                0.72%           53.08%
Year ended October 31, 2005            13.59% (d)        49,415     0.63% (d)        0.77% (d)            0.68%           79.54%
Year ended October 31, 2006             7.53%            59,828     0.69%            0.38%                0.69%           75.06%
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
Year ended October 31, 2002                       $     256,616     0.91%            0.63%                0.91%           31.63%
Year ended October 31, 2003            23.70%           201,805     0.96%            1.00%                0.96%           68.51%
Year ended October 31, 2004            20.29%           220,025     0.94%            1.53%                0.94%          106.11%
Year ended October 31, 2005            19.54%           230,230     0.84%            1.92%                0.84%           31.32%
Year ended October 31, 2006            32.79%           333,755     0.86%            2.03%                0.86%           33.39%
-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP EQUITY PORTFOLIO
Year ended October 31, 2002                       $     266,217     0.99%           (0.78%)               0.99%          103.90%
Year ended October 31, 2003            33.30%           426,181     0.91%           (0.62%)               0.91%          152.05%
Year ended October 31, 2004             5.93%           359,333     0.88%           (0.52%)               0.88%           81.75%
Year ended October 31, 2005            14.35% (d)       218,778     0.85% (d)       (0.45%)(d)            0.90%           63.95%
Year ended October 31, 2006            19.54%           241,495     0.91%           (0.40%)               0.91%           60.83%
-----------------------------------------------------------------------------------------------------------------------------------
VALUE PORTFOLIO
Period ended October 31, 2004 (e)       6.12%     $      61,414     0.71%            1.28%                0.71%           10.33%
Year ended October 31, 2005            15.23% (d)        54,150     0.64% (d)        1.15% (d)            0.69%           16.45%
Year ended October 31, 2006            22.21%            67,432     0.71%            1.23%                0.71%           20.63%
-----------------------------------------------------------------------------------------------------------------------------------

(a)   Not annualized for periods less than one year.

(b)   Annualized for periods less than one year.

(c) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(d) During the year ended October 31, 2005, HSBC reimbursed certain amounts to the Portfolios related to violations of certain investment policies and limitations. The corresponding impact to the net expense ratio, net income ratio and total return were 0.12%, 0.09%, 0.05%, 0.04% and 0.05% for the Core Plus Fixed Income Portfolio, Intermediate Duration Fixed Income Portfolio, Growth Portfolio, Small Cap Equity Portfolio and Value Portfolio, respectively.

(e)   High Yield Fixed Income Portfolio commenced operations on November 18,
      2005.

      Growth Portfolio commenced operations on May 7, 2004.

      Value Portfolio commenced operations on May 7, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.                HSBC INVESTOR PORTFOLIOS    68

--------------------------------------------------------------------------------
HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS--OCTOBER 31, 2006

1.    ORGANIZATION:

            The HSBC Investor Portfolios (the "Portfolio Trust"), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolio Trust contains the following master funds (individually a "Portfolio," collectively the "Portfolios"):

PORTFOLIO                                           SHORT NAME
---------                                           ----------
HSBC Investor Core Plus Fixed Income Portfolio      Core Plus Fixed Income Portfolio
   (formerly the HSBC Investor Fixed Income
   Portfolio)
HSBC Investor High Yield Fixed Income Portfolio     High Yield Fixed Income Portfolio
HSBC Investor Intermediate Duration Fixed           Intermediate Duration Fixed Income
   Income Portfolio (formerly the HSBC Investor     Portfolio
   Limited Maturity Portfolio)
HSBC Investor Growth Portfolio                      Growth Portfolio
HSBC Investor International Equity Portfolio        International Equity Portfolio
HSBC Investor Small Cap Equity Portfolio            Small Cap Equity Portfolio
HSBC Investor Value Portfolio                       Value Portfolio

            The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest their assets in the Portfolios. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios.

            The Portfolios are diversified series of the Portfolio Trust and are part of the HSBC Investor Family of Funds. Financial Statements for all other funds of the HSBC Investor Family of Funds are published separately.

            Under the Portfolio Trust's organizational documents, the Portfolios' officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. In addition, in the normal course of business, the Portfolios enter into contracts with their service providers, which also provide for indemnifications by the Portfolios. The Portfolios' maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Portfolios. However, based on experience, the Portfolios expect that risk of loss to be remote.

2.    SIGNIFICANT ACCOUNTING POLICIES:

            The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

      SECURITIES VALUATION:

            Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

            The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter

69    HSBC INVESTOR PORTFOLIOS

--------------------------------------------------------------------------------
                                                        HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------

                     NOTES TO FINANCIAL STATEMENTS--OCTOBER 31, 2006 (CONTINUED)

      market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued by or at the direction of the Portfolios' Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

      SECURITIES TRANSACTIONS AND RELATED INCOME:

            During the period, security transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, changes in holdings are accounted for on trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

      FOREIGN CURRENCY TRANSLATION:

            The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

            The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

      FUTURES CONTRACTS:

            Each Portfolio may invest in futures contracts for the purpose of hedging their existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

                                                  HSBC INVESTOR PORTFOLIOS    70

--------------------------------------------------------------------------------
HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS--OCTOBER 31, 2006 (CONTINUED)

      MORTGAGE DOLLAR ROLL TRANSACTIONS:

            The Core Plus Fixed Income Portfolio, the High Yield Fixed Income Portfolio and the Intermediate Duration Fixed Income Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee.

      RESTRICTED AND ILLIQUID SECURITIES:

            A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the investment adviser based on procedures established by the Board of Trustees. Therefore, not all restricted securities are considered illiquid. At October 31, 2006 the HSBC Core Plus Fixed Income Portfolio held restricted securities that were illiquid, representing 0.03% of net assets, as follows:

                                         ACQUISITION   ACQUISITION   PRINCIPAL
SECURITY NAME                               DATE         COST($)     AMOUNT($)   VALUE($)
-------------                            -----------   -----------   ---------   --------
FHA Weyerhauser, 7.43%, 1/1/24 .......    3/28/2002      32,060       33,926      33,926

SECURITY LOANS:

            To generate additional income, the Portfolios may lend portfolio securities in amounts up to 33 1/3%, except for the Small Cap Equity Portfolio, which may lend up to 30%, of its respective assets pursuant to agreements requiring that the loan be collateralized by cash, U.S. Government or U.S. Government agency securities, equal at all times to at least 100% of the fair value of the loaned securities. HSBC Bank USA ("HSBC Bank"), an affiliate of the Investment Adviser (defined below), acted as the securities lending agent for this activity through March 30, 2006. The Portfolios receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide the required level of collateral. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by HSBC Bank to be of good standing and creditworthy under guidelines approved by the Board of Trustees and when, in the judgment of HSBC Bank, the amounts that can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Portfolios or the borrower at any time and are, therefore, not considered to be illiquid investments. As of October 31, 2006 the Portfolios did not have any securities on loan.

      REPURCHASE AGREEMENTS:

            The Funds may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose

71    HSBC INVESTOR PORTFOLIOS

--------------------------------------------------------------------------------
                                                        HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------

                     NOTES TO FINANCIAL STATEMENTS--OCTOBER 31, 2006 (CONTINUED)

      of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Portfolio seeks to assert its rights.

      LINE OF CREDIT:

            The Portfolios may borrow up to $50 million under the terms of a short-term, demand note agreement with HSBC Bank. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

            During the year ended October 31, 2006, the details of the borrowings were as follows (based on actual number of days in which the respective Portfolios borrowed monies):

                                                           AVERAGE AMOUNT      AVERAGE
FUND                                                        OUTSTANDING     INTEREST RATE
----                                                       --------------   -------------
Core Plus Fixed Income Portfolio .......................     $7,732,592         4.60%

      EXPENSE ALLOCATIONS:

            Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionally among various or all funds within the HSBC Investor Family of Funds in relation to net assets or on another reasonable basis.

      FEDERAL INCOME TAXES:

            Each Portfolio will be treated as a partnership for U.S. Federal income tax purposes. Accordingly, each Portfolio passes through all of its net investment income and gains and losses to its feeder funds, and is therefore not subject to U.S. Federal income tax. As such, investors in the Portfolios will be taxed on their respective share of the Portfolios' ordinary income and realized gains. It is intended that the Portfolios will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

      NEW ACCOUNTING PRONOUNCEMENTS:

            In September 2006 the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Portfolios do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

            On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolios' tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management is in the process of completing their analysis on whether the adoption of FIN 48 will have an impact to the financial statements upon adoption.

                                                  HSBC INVESTOR PORTFOLIOS    72

--------------------------------------------------------------------------------
HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS--OCTOBER 31, 2006 (CONTINUED)

3.    RELATED PARTY TRANSACTIONS:

      INVESTMENT MANAGEMENT:

            HSBC Investments (USA) Inc. ("HSBC" or the "Investment Adviser"), a wholly owned subsidiary of HSBC Bank USA, a New York State chartered bank, acts as the Investment Adviser to the Portfolios pursuant to an investment management contract with the Portfolio Trust. As Investment Adviser, HSBC manages the investments of the Portfolios and continuously reviews, supervises and administers the Portfolios' investments, except that Waddell & Reed Investment Management Company, AllianceBernstein Investment Research and Management, Westfield Capital Management, LLC and NWQ Investment Management Co., LLC serve as sub-investment advisers for the Growth Portfolio, International Equity Portfolio, Small Cap Equity Portfolio and the Value Portfolio, respectively, and are paid for their services directly by the respective Portfolios.

            For its services, the Investment Adviser receives a fee, accrued daily and paid monthly, at an annual rate of 0.60% of the High Yield Fixed Income Portfolio's average daily net assets and 0.40% of the Intermediate Duration Fixed Income Portfolio's average daily net assets.

            For its services as Investment Adviser, HSBC receives, from the Core Plus Fixed Income Portfolio, a fee accrued daily and paid monthly at an annual rate of:

BASED ON AVERAGE DAILY NET ASSETS OF                                              FEE RATE
------------------------------------                                              --------
Up to $50 million .............................................................    0.575%
In excess of $50 million but not exceeding $95 million ........................    0.450%
In excess of $95 million but not exceeding $150 million .......................    0.200%
In excess of $150 million but not exceeding $250 million ......................    0.400%
In excess of $250 million .....................................................    0.350%

            For their services, the Investment Adviser and Waddell & Reed Investment Management Company receive in aggregate, from the Growth Portfolio, a fee, accrued daily and paid monthly, at an annual rate of:

BASED ON AVERAGE DAILY NET ASSETS OF                                              FEE RATE
------------------------------------                                              --------
Up to $50 million .............................................................    0.500%
In excess of $50 million but not exceeding $100 million .......................    0.425%
In excess of $100 million but not exceeding $200 million ......................    0.375%
In excess of $200 million .....................................................    0.325%

            For their services, the Investment Adviser and AllianceBernstein Investment Research and Management receive in aggregate, from the International Equity Portfolio, a fee, accrued daily and paid monthly, at an annual rate of:

BASED ON AVERAGE DAILY NET ASSETS OF                                              FEE RATE
------------------------------------                                              --------
Up to $10 million .............................................................    1.015%
In excess of $10 million but not exceeding $25 million ........................    0.925%
In excess of $25 million but not exceeding $50 million ........................     0.79%
In excess of $50 million but not exceeding $100 million .......................     0.70%
In excess of $100 million .....................................................     0.61%

            For their services, the Investment Adviser and Westfield Capital Management, LLC receive in aggregate, a fee, accrued daily and paid monthly, at an annual rate of 0.80% of the Small Cap Equity Portfolio's average daily net assets.

            For their services, the Investment Adviser and NWQ Investment Management Co., LLC receive in aggregate, from the Value Portfolio, a fee, accrued daily and paid monthly, at an annual rate of:

BASED ON AVERAGE DAILY NET ASSETS OF                                              FEE RATE
------------------------------------                                              --------
Up to $500 million ............................................................    0.525%
In excess of $500 million but not exceeding $1 billion ........................    0.475%
In excess of $1 billion .......................................................    0.425%

73    HSBC INVESTOR PORTFOLIOS

--------------------------------------------------------------------------------
                                                        HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------

                     NOTES TO FINANCIAL STATEMENTS--OCTOBER 31, 2006 (CONTINUED)

      ADMINISTRATION:

            HSBC serves the Portfolios as Administrator. Under the terms of the administration agreement, HSBC receives from the Portfolios a fee, accrued daily and paid monthly, at an annual rate of:

BASED ON AVERAGE DAILY NET ASSETS OF                                              FEE RATE
------------------------------------                                              --------
Up to $8 billion ..............................................................    0.075%
In excess of $8 billion but not exceeding $9.25 billion .......................    0.070%
In excess of $9.25 billion but not exceeding $12 billion ......................    0.050%
In excess of $12 billion ......................................................    0.030%

            The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor Family of Funds, however, the assets of the Portfolios and Feeder Funds that invest in the Portfolios are not double-counted. The total administration fee paid to BISYS is allocated to each series in the HSBC Investor Family of Funds based upon its proportionate share of the aggregate net assets of the Family of Funds. For assets invested in the Portfolios by Feeder Funds, the Portfolios pay half of the administration fee and the Feeder Funds pay half of the administration fee, for a combination of the total fee rate set forth above.

            Pursuant to a Sub-Administration Agreement with HSBC, BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Portfolio Trust's sub-administrator subject to the general supervision of the Portfolio Trust's Board of Trustees and HSBC. For these services, BISYS Ohio is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above, minus 0.02% (2 basis points) which is retained by HSBC.

            Under a Compliance Services Agreement between the Portfolios' and BISYS Ohio (the "CCO Agreement"), BISYS Ohio makes an employee available to serve as the Portfolios' Chief Compliance Officer (the "CCO"). Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Portfolios' compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the HSBC Investor Family of Funds paid BISYS Ohio $240,000 for the year ended October 31, 2006, plus reimbursement of certain expenses. Expenses incurred by each Portfolio are reflected on the Statements of Operations as "Compliance Service". BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

      FUND ACCOUNTING, CUSTODIAN AND TRUSTEE:

            BISYS Ohio provides fund accounting services for the Portfolios. For its services to the Portfolios, BISYS Ohio receives an annual fee per Portfolio, including reimbursement of certain expenses, that is accrued daily and paid monthly.

            Investor's Bank & Trust Company ("IBT") serves as custodian for the High Yield Fixed Income Portfolio and the International Equity Portfolio. HSBC Bank serves as custodian to all the other Portfolios. Compensation paid to IBT and HSBC Bank for services to the Portfolios as custodian is presented in the Statements of Operations as custodian fees.

            Effective May 18, 2006 each of the six non-interested Trustees are compensated with a $35,000 annual Board retainer, as well as a $3,000 annual retainer for each Committee of the Board. Each non-interested Trustee also receives a $5,000 and $3,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. Furthermore, each non-interested Trustee receives compensation for attending special meetings and/or functioning as a Committee Chairperson or Lead Trustee. In addition, the non-interested Trustees are reimbursed for certain expenses incurred in connection with their Board membership. Prior to May 18, 2006 each of the six non-interested Trustees were compensated with a $24,000 annual Board retainer, as well as a $1,000 annual retainer for each Committee of the Board. Each non-interested Trustee also received a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively.

      OTHER:

            For its services as securities lending agent, HSBC Bank (see note 2--Security Loans) received a fee equal to 0.06% of the average dollar value of the loans outstanding from the Portfolios. Income from securities lending, net of

                                                  HSBC INVESTOR PORTFOLIOS    74

--------------------------------------------------------------------------------
HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS--OCTOBER 31, 2006 (CONTINUED)

      related expenses, is recorded as earned by the Portfolios. The fees collected by HSBC Bank for the period ended October 31, 2006 were:

PORTFOLIO                                                                           FEE
---------                                                                         --------
Core Plus Fixed Income Portfolio ..............................................   $    940
Intermediate Duration Fixed Income Portfolio ..................................        161
Growth Portfolio ..............................................................         38
Small Cap Equity Portfolio ....................................................      7,966
Value Portfolio ...............................................................        188

            The HSBC Investor Family of Funds may use affiliated broker/dealers for the execution of portfolio investment trades. For the year ended October 31, 2006, affiliated broker/dealers received $31 in commissions on the execution of trades related to the HSBC Investor Family of Funds.

4.    INVESTMENT TRANSACTIONS:

            For the year ended October 31, 2006, each Portfolio purchased and sold securities, excluding short-term securities, in the following amounts:

                                                      PURCHASES           SALES          PURCHASES         SALES
                                                   (EXCLUDING U.S.   (EXCLUDING U.S.      OF U.S.         OF U.S.
PORTFOLIO NAME                                       GOVERNMENT)       GOVERNMENT)      GOVERNMENT      GOVERNMENT
--------------                                     ---------------   ---------------   -------------   -------------
Core Plus Fixed Income Portfolio ...............   $   134,526,696   $   172,510,986   $ 118,026,656   $ 113,130,153
High Yield Fixed Income Portfolio ..............        12,433,301         1,205,330              --              --
Intermediate Duration Fixed Income Portfolio ...        23,023,323        36,797,439      22,747,051      22,556,861
Growth Portfolio ...............................        46,482,340        40,299,206              --              --
International Equity Portfolio .................       115,023,721        92,278,196              --              --
Small Cap Equity Portfolio .....................       139,376,585       166,871,695              --              --
Value Portfolio ................................        11,960,212        12,990,518              --              --

5.    LEGAL AND REGULATORY MATTERS:

            On September 26, 2006 BISYS Fund Services, Inc. ("BISYS"), an affiliate of BISYS Fund Services Ohio, Inc. which provides various services to the Portfolios as described in footnote 3, reached a settlement with the Securities and Exchange Commission ("SEC") regarding the SEC's investigation related to BISYS' past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. Although BISYS has reached a settlement with the SEC, the Portfolios' management is not aware that any determination has been made as to how the BISYS settlement monies will be distributed. The SEC's examination of BISYS' mutual fund clients and their advisers, including HSBC, has not been completed. While the Portfolios' management is currently unable to determine the impact, if any, of such matters on the Portfolios or the Portfolios' financial statements, management does not anticipate a material, adverse impact to the Portfolios or the Portfolios' financial statements.

75    HSBC INVESTOR PORTFOLIOS

--------------------------------------------------------------------------------
                                                        HSBC INVESTOR PORTFOLIOS
--------------------------------------------------------------------------------

                     NOTES TO FINANCIAL STATEMENTS--OCTOBER 31, 2006 (CONTINUED)

6.    FEDERAL INCOME TAX INFORMATION:

            As of October 31, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                       NET UNREALIZED
                                                                     TAX UNREALIZED   TAX UNREALIZED    APPRECIATION
PORTFOLIO NAME                                        TAX COST        APPRECIATION     DEPRECIATION    (DEPRECIATION)
--------------                                     ---------------   --------------   --------------   --------------
Core Plus Fixed Income Portfolio ...............   $   125,300,474   $    1,085,114   $     (291,652)  $      793,462
High Yield Fixed Income Portfolio ..............        12,509,676           66,589                0           66,589
Intermediate Duration Fixed Income Portfolio ...        21,771,631          143,186          (53,141)          90,045
Growth Portfolio ...............................        54,631,776        6,517,205       (1,028,799)       5,488,406
International Portfolio ........................       252,905,339       79,099,774       (3,279,816)      75,819,958
Small Cap Equity Portfolio .....................       203,854,870       46,004,811       (6,051,177)      39,953,634
Value Portfolio ................................        54,501,953       14,341,092       (1,447,238)      12,893,854

                                                  HSBC INVESTOR PORTFOLIOS    76

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of HSBC Investor Portfolios:

      We have audited the accompanying statements of assets and liabilities of HSBC Investor Core Plus Fixed Income Portfolio, HSBC Investor High Yield Fixed Income Portfolio, HSBC Investor Intermediate Duration Fixed Income Portfolio, HSBC Investor Growth Portfolio, HSBC Investor International Equity Portfolio, HSBC Investor Small Cap Equity Portfolio and HSBC Investor Value Portfolio (the Funds), including the schedules of portfolio investments, as of October 31, 2006, and the related statements of operations for the year or period then ended, the changes in net assets for each period in the two-year period then ended and the financial highlights for each period in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodians and brokers; or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2006, and the results of their operations for the year or period then ended, the changes in their net assets for each period in the two-year period then ended, and the financial highlights for each period in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio
December 22, 2006

77    HSBC INVESTOR PORTFOLIOS

--------------------------------------------------------------------------------
                                                   HSBC INVESTOR FAMILY OF FUNDS
--------------------------------------------------------------------------------

                     TABLE OF SHAREHOLDER EXPENSES (UNAUDITED)--OCTOBER 31, 2006

            As a shareholder of the HSBC Investor Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or shareholder servicing fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the HSBC Investor Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

            These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 through October 31, 2006.

            ACTUAL EXPENSES

            The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                                           ANNUALIZED
                                        BEGINNING         ENDING        EXPENSE PAID     EXPENSE RATIO
                                      ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*    DURING PERIOD
                                         5/1/06          10/31/06     5/1/06-10/31/06   5/1/06-10/31/06
                                      -------------   -------------   ---------------   ---------------
Core Plus Fixed Income Portfolio        $1,000.00       $1,046.30          $3.30             0.64%
High Yield Fixed Income Portfolio        1,000.00        1,026.10           9.50             1.86%
Intermediate Duration Fixed Income
   Portfolio                             1,000.00        1,043.70           4.02             0.78%
Growth Portfolio                         1,000.00          992.70           3.47             0.69%
International Equity Portfolio           1,000.00        1,036.40           4.41             0.86%
Small Cap Equity Portfolio               1,000.00          987.40           4.61             0.92%
Value Portfolio                          1,000.00        1,076.00           3.61             0.69%

----------
* Expenses are equal to the average account value times the Portfolio's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                                             HSBC INVESTOR FAMILY OF FUNDS    78

--------------------------------------------------------------------------------
HSBC INVESTOR FAMILY OF FUNDS
--------------------------------------------------------------------------------

TABLE OF SHAREHOLDER EXPENSES (UNAUDITED)--OCTOBER 31, 2006 (CONTINUED)

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

            The table below provides information about hypothetical account values and hypothetical expenses based on each HSBC Investor Funds's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

            Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                        EXPENSE PAID       ANNUALIZED
                                        BEGINNING         ENDING          DURING         EXPENSE RATIO
                                      ACCOUNT VALUE   ACCOUNT VALUE       PERIOD*        DURING PERIOD
                                          5/1/06         10/31/06     5/1/06-10/31/06   5/1/06-10/31/06
                                      -------------   -------------   ---------------   ---------------
Core Plus Fixed Income Portfolio        $1,000.00       $1,021.98          $3.26             0.64%
High Yield Fixed Income Portfolio        1,000.00        1,015.83           9.45             1.86%
Intermediate Duration Fixed Income
   Portfolio                             1,000.00        1,021.27           3.97             0.78%
Growth Portfolio                         1,000.00        1,021.73           3.52             0.69%
International Equity Portfolio           1,000.00        1,020.87           4.38             0.86%
Small Cap Equity Portfolio               1,000.00        1,020.57           4.69             0.92%
Value Portfolio                          1,000.00        1,021.73           3.52             0.69%

----------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

79    HSBC INVESTOR FAMILY OF FUNDS

--------------------------------------------------------------------------------
                                                   HSBC INVESTOR FAMILY OF FUNDS
--------------------------------------------------------------------------------

                                                   BOARD OF TRUSTEES (UNAUDITED)

The following table contains information regarding HSBC Investor Family of Funds Board of Trustees. Asterisks indicate those Trustees who are "interested persons," as defined in the Investment Company Act of 1940, as amended, of the Funds. The Funds' Statement of Additional Information includes additional information about the Trustees and is available by calling (888) 525-5757.

                                                                                           NUMBER OF PORTFOLIOS
                                          TERM OF OFFICE AND                                    IN THE FUND
    NAME, ADDRESS       POSITION HELD       LENGTH OF TIME       PRINCIPAL OCCUPATION(S)     COMPLEX OVERSEEN    OTHER DIRECTORSHIPS
       AND AGE         WITH THE FUNDS   SERVED WITH THE FUNDS      DURING PAST 5 YEARS          BY TRUSTEE         HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Frederick C. Chen     Emeritus Trustee  Indefinite; Trustee    Management Consultant,               38                   None
P.O. Box 182845                         from 1990 to June      since 1988
Columbus, Ohio 43218                    2005;
Age: 79                                 16 years
------------------------------------------------------------------------------------------------------------------------------------
Larry M. Robbins      Trustee           Indefinite; 19 years   Director, Center for                 38                   None
P.O. Box 182845                                                Teaching and Learning,
Columbus, Ohio 43218                                           University of Pennsylvania
Age: 68
------------------------------------------------------------------------------------------------------------------------------------
Alan S. Parsow        Trustee           Indefinite; 19 years   General Partner of Elkhorn           38                   None
P.O. Box 182845                                                Partners, L.P., since 1989
Columbus, Ohio 43218
Age: 56
------------------------------------------------------------------------------------------------------------------------------------
Michael Seely         Trustee           Indefinite; 19 years   Private Investor; Finance            38                   None
P.O. Box 182845                                                Chair of the Vermont
Columbus, Ohio 43218                                           Republican Party;
Age: 61                                                        President of Investor
                                                               Access Corporation,
                                                               1981-2004
------------------------------------------------------------------------------------------------------------------------------------
Thomas Robards        Trustee           Indefinite; 2 years    Private Investor; Chief              38           Financial Federal
P.O. Box 182845                                                Financial Officer,                                Corporation and
Columbus, Ohio 43218                                           American Museum of Natural                        Overseas
Age: 60                                                        History (2003 to 2004);                           Shipholding
                                                               Chief Financial Officer,                          Group
                                                               Datek Online Holding Corp.
                                                               (2000 to 2002); Executive
                                                               member of Board of
                                                               Directors, Executive Vice
                                                               President and Chief
                                                               Financial Officer,
                                                               Republic New York
                                                               Corporation (1976 to 1999)
------------------------------------------------------------------------------------------------------------------------------------
Richard Brealey       Trustee           Indefinite; 2 years    Emeritus Professor, London           38                   None
P.O. Box 182845                                                School of Business (2002
Columbus, Ohio 43218                                           to present); Deputy
Age: 70                                                        Chairman, Balancing and
                                                               Settlement Code Panel
                                                               (September 2000 to
                                                               present)
------------------------------------------------------------------------------------------------------------------------------------
Stephen J. Baker*     Trustee           Indefinite; 3 years    Chief Executive Officer,             38                   None
P.O. Box 182845                                                HSBC Investments (USA),
Columbus, Ohio 43218                                           Inc. (2003 to present);
Age: 50                                                        Chief Executive Officer,
                                                               HSBC Asset Management
                                                               (Canada) Limited (1998 to
                                                               2003)
------------------------------------------------------------------------------------------------------------------------------------

                                             HSBC INVESTOR FAMILY OF FUNDS    80

--------------------------------------------------------------------------------
HSBC INVESTOR FAMILY OF FUNDS
--------------------------------------------------------------------------------

BOARD OF TRUSTEES (UNAUDITED) (CONTINUED)

The names of the Officers, their addresses, ages, position(s) held with each Trust, and principal occupation(s) during the past five years are described in the table below. Unless otherwise indicated, the address for each Officer is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

                                                   TERM OF OFFICE AND
    NAME, ADDRESS        POSITION(S) HELD            LENGTH OF TIME                         PRINCIPAL OCCUPATION(S)
       AND AGE            WITH THE FUNDS         SERVED WITH THE FUNDS                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Richard A. Fabietti         President       Indefinite; March 2004-Present  Senior Vice President, Head of Product Management,
3435 Stelzer Road                                                           HSBC Investments (USA) Inc., 1998-Present
Columbus, Ohio 43219
Age: 48
------------------------------------------------------------------------------------------------------------------------------------
Elba Vasquez              Vice President    Indefinite; 2006-Present        Vice President of Product Administration, HSBC
452 Fifth Avenue                                                            Investments (USA) Inc. (2005 to present); Vice President
New York, NY 10018                                                          of Client Services, BISYS Fund Services, Inc. (1996 to
Age: 45                                                                     2005)
------------------------------------------------------------------------------------------------------------------------------------
Marc Schuman                Secretary       Indefinite; 2005-Present        Senior Counsel of BISYS Fund Services, Inc., 2005-
90 Park Avenue                                                              Present; Senior Corporate Counsel of The BISYS Group,
10th Floor                                                                  Inc. 2001-2005; Of Counsel to Morgan, Lewis & Bockius
New York, NY 10016                                                          LLP (law firm) 2000-2001.
Age: 46
------------------------------------------------------------------------------------------------------------------------------------
Michael Lawlor         Assistant Secretary  Indefinite; March 2005-Present  Assistant Counsel of BISYS Fund Services, Inc. 2005-
100 Summer Street                                                           Present; Associate Counsel of IXIS Advisors Group
Suite 1500                                                                  2003-2005; Staff Counsel Loomis, Sayles & Company, L.P.
Boston, MA 02110                                                            2000-2003; Legal Product Manager, Scudder Kemper
Age: 37                                                                     Investments 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
Troy Sheets *               Treasurer       Indefinite; 2004-Present        Employee of BISYS Fund Services, Inc., 2002-Present;
3435 Stelzer Road                                                           Senior Manager, KPMG LLP, 1993-2002
Columbus, Ohio 43219
Age: 35
------------------------------------------------------------------------------------------------------------------------------------
Frederick J. Schmidt*    Chief Compliance   Expires 2006; 2004-Present      Senior Vice President and Chief Compliance Officer, CCO
90 Park Avenue               Officer                                        Services of BISYS Fund Services, 2004-Present;
10th Floor                                                                  President, FJS Associates, 2002-2004; Vice President,
New York, NY 10016                                                          Credit Agricole Asset Mangement, U.S., 1987-2002
Age: 47
------------------------------------------------------------------------------------------------------------------------------------

* Messrs. Sheets and Schmidt also are officers of certain other investment companies of which BISYS or an affiliate is the administrator.

81    HSBC INVESTOR FAMILY OF FUNDS

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders or on the Fund's website at WWW.INVESTORFUNDS.US.HSBC.COM and the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV. A copy of the Fund's voting record for the most recent 12 month period ending June 30 is available at the Security and Exchange Commission's website at HTTP://WWW.SEC.GOV.

      Schedules of Portfolio Investments for fiscal quarters ending January 31 and July 31 will be available no later than 60 days after each period end, without charge, on the Fund's website at WWW.INVESTORFUNDS.US.HSBC.COM and on the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV.

      An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HSBC INVESTOR LIFELINE FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR
HSBC Investments (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SUB-ADVISERS
   HSBC INVESTOR GROWTH PORTFOLIO
   Waddell & Reed Investment Management Company
   6300 Lamar Avenue
   Overland Park, KS 66202

   HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
   AllianceBernstein Investment Research and Management
   1345 Avenue of the Americas, 39th Floor
   New York, NY 10105

   HSBC INVESTOR SMALL CAP EQUITY PORTFOLIO
   Westfield Capital Management, LLC
   One Financial Center
   Boston, MA 02111

   HSBC INVESTOR VALUE PORTFOLIO
   NWQ Investment Management Co., LLC
   2049 Century Park East, 16th Floor
   Los Angeles, CA 90067

SHAREHOLDER SERVICING AGENTS
   FOR HSBC BANK USA, N.A. AND
   HSBC SECURITIES (USA) INC. CLIENTS
   HSBC Bank USA, N.A.
   452 Fifth Avenue
   New York, NY 10018
   1-888-525-5757

   FOR ALL OTHER SHAREHOLDERS
   HSBC Investor Funds
   P.O. Box 182845
   Columbus, OH 43218-2845
   1-800-782-8183

TRANSFER AGENT,
DISTRIBUTOR AND SPONSOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

CUSTODIANS
   HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
   HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
   HSBC INVESTOR GROWTH PORTFOLIO
   HSBC INVESTOR SMALL CAP EQUITY PORTFOLIO
   HSBC INVESTOR VALUE PORTFOLIO
   HSBC Bank USA, N.A.
   452 Fifth Avenue
   New York, NY 10018

   HSBC INVESTOR HIGH YIELD FIXED INCOME FUND
   HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
   Investors Bank & Trust Company
   200 Clarendon Street - 16th Floor
   Boston, MA 02116

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
191 West Nationwide Blvd., Suite 500
Columbus, OH 43215

LEGAL COUNSEL
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006

The HSBC LifeLine Funds are distributed by BISYS Fund Services. This document must be preceded or accompanied by a current prospectus for the HSBC Investor Funds, which you should read carefully before you invest or send money.

       -- NOT FDIC INSURED     -- NO BANK GUARANTEE     -- MAY LOSE VALUE

HSB-SR-LL                                                                  12/06

ITEM 2. CODE OF ETHICS.

     (A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 12(A)(I).

     (B)DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (B) OF THIS ITEM 2.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS THOMAS ROBARDS, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) AUDIT FEES
         2005     $255,000

         2006     $284,700

         (b) AUDIT-RELATED FEES
         2005     $40,000
         2006     $41,600

         2005 - Fees of $5,000 relate to the consent of N1A filing and $35,000 relate to the performance of the Funds' 17f-2 examinations.

         2006 - Fees of $5,200 relate to the consent of N1A filing and $36,400 relate to the performance of the Funds' 17f-2 examinations.

         (c) TAX FEES
         2005     $139,200
         2006     $154,800

         Fees for both 2005 and 2006 relate to the preparation of federal income and excise tax returns and the review of excise tax distributions.

         (d) ALL OTHER FEES
         2005     $0
         2006     $0

         (e)(1) Except as permitted by Rule 2-01(c)(7)(i)(C) of Regulation S-X, the Trust's Audit Committee must preapprove all audit and non-audit services by the independent accountants relating to the operations or financial reporting of the Funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

            (2) None of the services summarized in (b) - (d), above, were approved by the audit Committee pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

         (f) Not applicable.

         (g) Aggregate non-audit fees
         2005     $228,200
         2006     $238,800

            (h) THE AUDIT COMMITTEE CONSIDERED THE NONAUDIT SERVICES RENDERED TO THE REGISTRANT'S INVESTMENT ADVISER AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER, AND BELIEVES THE SERVICES ARE COMPATIBLE WITH THE PRINCIPAL ACCOUNTANT'S INDEPENDENCE.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.


(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.


ITEM 12. EXHIBITS.


(a)(1) THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

(a)(2) CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

(a)(3) NOT APPLICABLE.

(b) CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) HSBC INVESTOR PORTFOLIOS

By (Signature and Title)*  /s/ RICHARD A. FABIETTI
                         -------------------------------------------------------
                           Richard A. Fabietti
                           President

Date_____January 5, 2007_______________________________

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ RICHARD A. FABIETTI
                         -------------------------------------------------------
                           Richard A. Fabietti
                           President

Date____January 5, 2007________________________________

By (Signature and Title)*  /s/ TROY A. SHEETS
                         -------------------------------------------------------
                           Troy A. Sheets
                           Treasurer

Date___January 5, 2007_________________________________



* Print the name and title of each signing officer under his or her signature.